UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03980
MORGAN STANLEY INSTITUTIONAL FUNDS TRUST
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	9/30

Date of reporting period:	12/31/05

Item 1.  Schedule of Investments.

The Trust’s schedule of investments as of the close or the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Equity Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (97.6%)
Consumer Discretionary (10.2%)
CCE Spinco Inc		5,590	73
Clear Channel Communications, Inc.		44,720	1,406
Honda Motor Co., Ltd. ADR		21,460	622
Kohl’s Corp.	(a)	12,300	598
McDonald’s Corp.		10,560	356
Office Depot, Inc.	(a)	9,350	294
Time Warner, Inc.		95,730	1,669
Viacom, Inc., Class B	(a)	25,400	828
Walt Disney Co.		43,050	1,032
			6,878
Consumer Staples (9.6%)
Altria Group, Inc.		11,700	874
Avon Products, Inc.		5,000	143
Cadbury Schweppes plc ADR		17,770	680
Coca-Cola Co. (The)		25,730	1,037
Diageo plc ADR		9,070	529
Procter & Gamble Co.		9,460	548
Unilever N.V. (NY Shares)		23,860	1,638
Wal-Mart Stores, Inc.		22,540	1,055
			6,504
Energy (8.0%)
BP plc ADR		15,870	1,019
ConocoPhillips		17,650	1,027
Exxon Mobil Corp.		7,590	426
Royal Dutch Shell plc ADR		17,920	1,102
Schlumberger Ltd.		14,610	1,419
Valero Energy Corp.		7,320	378
			5,371
Financials (23.4%)
ACE Ltd.		1,970	105
Aegon N.V. (NY Shares)		19,380	316
Bank of America Corp.		22,160	1,023
Charles Schwab Corp. (The)		68,060	998
Chubb Corp.		10,940	1,068
Citigroup, Inc.		36,260	1,760
Freddie Mac		19,260	1,259
Goldman Sachs Group, Inc.		3,600	460
Hartford Financial Services Group, Inc.		7,890	678
JPMorgan Chase & Co.		54,291	2,155
Marsh & McLennan Cos., Inc.		23,900	759
MBNA Corp.		8,230	223
Merrill Lynch & Co., Inc.		26,930	1,824
PNC Financial Services Group, Inc.		12,240	757
St. Paul Travelers Cos., Inc. (The)		28,084	1,254
State Street Corp.		13,250	735
XL Capital Ltd., Class A		6,600	445
			15,819
Health Care (17.6%)
Applera Corp. - Applied Biosystems Group		12,070	320
Bausch & Lomb, Inc.		9,700	659
Boston Scientific Corp.	(a)	9,300	228

Bristol-Myers Squibb Co.			69,620	1,600
Chiron Corp.		(a)	17,630	784
CIGNA Corp.			10,200	1,139
Eli Lilly & Co.			20,150	1,140
GlaxoSmithKline plc ADR			12,640	638
Roche Holding AG ADR			23,820	1,783
Sanofi-Aventis ADR			18,720	822
Schering-Plough Corp.			80,640	1,681
Wyeth			23,610	1,088
				11,882
Industrials (7.3%)
General Electric Co.			48,690	1,707
Ingersoll-Rand Co., Ltd., Class A			14,540	587
Northrop Grumman Corp.			12,280	738
Raytheon Co.			17,910	719
Siemens AG			13,310	1,139
				4,890
Information Technology (6.2%)
Hewlett-Packard Co.			21,710	621
Intel Corp.			36,170	903
Micron Technology, Inc.		(a)	56,350	750
Motorola, Inc.			24,330	550
Symantec Corp.		(a)	77,530	1,357
				4,181
Materials (6.6%)
Bayer AG ADR			50,920	2,126
Dow Chemical Co. (The)			14,950	655
Lanxess AG		(a)	16,819	537
Newmont Mining Corp.			21,740	1,161
				4,479
Telecommunication Services (5.2%)
France Telecom S.A. ADR			29,210	725
Sprint Nextel Corp.			65,750	1,536
Verizon Communications, Inc.			40,670	1,225
				3,486
Utilities (3.5%)
American Electric Power Co., Inc.			20,650	766
Entergy Corp.			11,310	777
FirstEnergy Corp.			16,110	789
				2,332
Total Common Stocks (Cost $63,881)				65,822

			Face
			Amount
			(000)
Short-Term Investment (2.6%)
Repurchase Agreement (2.6%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/05,
repurchase price $1,761 (Cost $1,760)	$	(f)	1,760	1,760
Total Investments +(100.2%) (Cost $65,641)				67,582
Liabilities in Excess of Net Assets (-0.2%)				(107)
Net Assets (100%)				$67,475

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio by the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $65,641,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,941,000 of which $6,409,000 related to appreciated securities and $4,468,000 related to depreciated securities.

ADR	American Depositary Receipt

Mid Cap Growth Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

			Value
		Shares	(000)
Common Stocks (98.4%)
Auto & Transportation (6.2%)
C.H. Robinson Worldwide Inc		1,212,523	$44,900
Expeditors International Washington, Inc.		698,015	47,123
Harley-Davidson, Inc.		610,864	31,453
			123,476
Consumer Discretionary (43.5%)
Activision, Inc.	(a)	3,083,148	42,363
AutoZone, Inc.	(a)	653,480	59,957
Career Education Corp.	(a)	655,403	22,100
Cheesecake Factory (The)	(a)	558,769	20,892
Chico’s FAS, Inc.	(a)	456,496	20,054
ChoicePoint, Inc.	(a)	407,288	18,128
Corporate Executive Board Co.		868,504	77,905
Expedia, Inc.	(a)	1,251,475	29,985
Gaylord Entertainment Co.	(a)	473,556	20,642
Getty Images, Inc.	(a)	759,142	67,769
International Game Technology		1,969,877	60,633
International Speedway Corp., Class A		435,666	20,868
Iron Mountain, Inc.	(a)	1,231,962	52,013
ITT Educational Services, Inc.	(a)	651,055	38,484
Lamar Advertising Co., Class A	(a)	614,092	28,334
Monster Worldwide, Inc.	(a)	1,645,837	67,183
P.F. Chang’s China Bistro, Inc.	(a)	554,996	27,545
SCP Pool Corp.		535,052	19,915
Station Casinos, Inc.		601,414	40,776
Strayer Education, Inc.		350,430	32,835
Tractor Supply Co.	(a)	498,186	26,374
Weight Watchers International, Inc.	(a)	312,559	15,450
Wendy’s International, Inc.		594,848	32,871
Wynn Resorts Ltd.	(a)	506,943	27,806
			870,882
Consumer Staples (1.5%)
Loews Corp. - Carolina Group (Tracking Stock)		705,583	31,039
Energy- Other (8.9%)
Questar Corp.		274,629	20,790
Southwestern Energy Co.	(a)	1,177,389	42,315
Ultra Petroleum Corp.	(a)	2,036,204	113,620
			176,725
Financial Services (9.9%)
Ameritrade Holding Corp.		942,368	22,617
Brookfield Asset Management, Inc.		823,915	41,468
Brown & Brown, Inc.		757,706	23,140
Calamos Asset Management, Inc., Class A		1,003,726	31,567
CB Richard Ellis Group, Inc., Class A	(a)	402,547	23,690
Chicago Mercantile Exchange Holdings, Inc.		106,383	39,095
White Mountains Insurance Group Ltd.		28,268	15,789
			197,366
Health Care (7.5%)
Dade Behring Holdings, Inc.		1,170,572	47,865
DaVita, Inc.	(a)	378,803	19,183
Gen-Probe, Inc.	(a)	407,265	19,870
Stericycle, Inc.	(a)	759,951	44,746
Techne Corp.	(a)	336,258	18,881
			150,545
Materials & Processing (1.9%)
Rinker Group Ltd. ADR		319,143	19,142
St. Joe Co. (The)		291,327	19,583

			38,725
Producer Durables (4.1%)
Desarrolladora Homex SA de CV. ADR	(a)	843,833	25,889
NVR, Inc.	(a)	40,921	28,726
Pentair, Inc.		819,171	28,278
			82,893
Technology (11.3%)
Checkfree Corp.	(a)	426,200	19,563
Crown Castle International Corp.	(a)	1,834,839	49,376
Freescale Semiconductor, Inc.	(a)	696,050	17,533
Marvell Technology Group Ltd.	(a)	425,741	23,880
Netease.com. ADR	(a)	344,239	19,332
Red Hat, Inc.	(a)	1,269,062	34,569
Salesforce.com, Inc.	(a)	1,022,836	32,782
SINA Corp.	(a)	407,193	9,838
Tessera Technologies, Inc.	(a)	757,652	19,585
			226,458
Utilities (3.6%)
NII Holdings, Inc.	(a)	1,636,524	71,483
Total Common Stocks (Cost $1,602,900)			1,969,592

Face
Amount
(000)
Short-Term Investment (1.8%)
Repurchase Agreement (1.8%)
J.P. Morgan Securities, Inc. 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $35,928 (Cost $35,912)	$	(f)	35,912	35,912
Total Investments+(100.2%) (Cost $1,638,812)	2,005,504
Other Assets Less Liabilities (-0.2%)	(3,690)
Net Assets (100%)	$2,001,814

(a)	Non-income producing security
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio by the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,638,812,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $366,692,000, of which $397,487,000 related to appreciated securities and $30,795,000 related to depreciated securities.

ADR	American Depositary Receipt

U.S. Mid Cap Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (104.3%)
Consumer Discretionary (17.5%)
Dollar General Corp.		114,670	$2,187
Newell Rubbermaid, Inc.		123,260	2,931
Office Depot, Inc.	(a)	105,390	3,309
Outback Steakhouse, Inc.		73,940	3,077
Scholastic Corp.	(a)	79,940	2,279
Snap-On, Inc.		85,320	3,205
Univision Communications, Inc., Class A	(a)	50,000	1,469
Valassis Communications, Inc.	(a)	79,720	2,317
Warner Music Group Corp.		213,380	4,112
			24,886
Consumer Staples (5.6%)
Avon Products, Inc.		68,280	1,949
Tyson Foods, Inc., Class A		175,490	3,001
UST, Inc.		72,720	2,969
			7,919
Energy (4.4%)
Amerada Hess Corp.		21,550	2,733
Cooper Cameron Corp.	(a)	85,500	3,540
			6,273
Financials (28.4%)
A.G. Edwards, Inc.		62,360	2,922
ACE Ltd.		77,430	4,138
Amvescap plc ADR		155,520	2,393
Charles Schwab Corp. (The)		64,790	951
Conseco, Inc.	(a)	185,310	4,294
Hudson City Bancorp Inc.		278,560	3,376
Investors Financial Services Corp.		65,660	2,418
KKR Financial Corp. REIT		159,870	3,835
Lazard Ltd		151,730	4,840
Marsh & McLennan Cos., Inc.		58,180	1,848
Northern Trust Corp.		62,340	3,230
PMI Group, Inc. (The)		107,420	4,412
Streettracks Gold Trust	(a)	34,470	1,778
			40,435
Health Care (14.7%)
Applera Corp. - Applied Biosystems Group (Tracking Stock)		197,350	5,242
Bausch & Lomb, Inc.		35,990	2,444
Chiron Corp.	(a)	80,490	3,579
Mylan Laboratories, Inc.		176,030	3,513
Tenet Healthcare Corp.	(a)	185,700	1,422
Watson Pharmaceuticals, Inc.	(a)	146,930	4,777
			20,977
Industrials (12.3%)
Fluor Corp.		48,200	3,724
Goodrich Corp.		80,970	3,328
Hubbell, Inc., Class B		18,730	845
Manpower, Inc.		88,150	4,099
Southwest Airlines Co.		335,740	5,516
			17,512
Information Technology (6.1%)
BISYS Group, Inc. (The)	(a)	149,240	2,091
Cognos Inc.	(a)	84,200	2,922
Diebold, Inc.		77,700	2,953
Linear Technology Corp.		21,400	772
			8,738

Materials (7.8%)
Albemarle Corp.		63,610	2,440
International Flavors & Fragrances, Inc.		140,550	4,708
Sealed Air Corp.	(a)	70,610	3,966
			11,114
Telecommunication Services (3.8%)
CenturyTel, Inc.		106,160	3,520
New Skies Satellites Holdings Ltd.		58,580	1,275
PanAmSat Holding Corp.		25,280	620
			5,415
Utilities (3.7%)
Constellation Energy Group, Inc.		43,350	2,497
Wisconsin Energy Corp.		72,060	2,815
			5,312
Total Common Stocks (Cost $131,869)			148,581

Face
Amount
(000)
Short-Term Investment (5.2%)
Repurchase Agreement (5.2%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/05, repurchase price $1,761 (Cost $7,361)	$	(f)	7,361	7,361
Total Investments +(109.5%) (Cost $139,230)	155,942
Liabilities in Excess of Other Net Assets (9.5%)	(13,517)
Net Assets (100%)	$142,425

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio by the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $139,230,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,712,000 of which $19,201,000 related to appreciated securities and $2,489,000 related to depreciated securities.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

U.S. Small Cap Value Portfolio

First Quarter Report

December 31, 2005 (unaudited)

			Value
Portfolio of Investments	Shares		(000)
COMMON STOCKS (97.8%)
Basic Resources (5.0%)
Albany International Corp., Class A		292,300	$10,570
Cytec Industries, Inc.		233,200	11,107
Hercules, Inc.	(a)	536,835	6,066
Rock-Tenn Co., Class A		586,600	8,007
			35,750
Beverage & Household Products (1.4%)
Elizabeth Arden, Inc.	(a)	489,800	9,825
Consumer Durables (1.0%)
General Cable Corp.	(a)	360,900	7,110
Consumer Services (8.9%)
Advo Inc.		166,000	4,678
Banta Corp.		144,500	7,196
Cenveo, Inc.	(a)	581,400	7,651
Intrawest Corp.		665,300	19,261
Jackson Hewitt Tax Service, Inc.		372,500	10,322
R.H. Donnelley Corp.	(a)	104,400	6,433
Sinclair Broadcast Group, Inc., Class A		954,500	8,781
			64,322
Energy (6.8%)
Denbury Resources, Inc.	(a)	441,800	10,064
International Coal Group Inc	(a)	836,400	7,946
St. Mary Land & Exploration Co.		277,860	10,228
Superior Energy Services, Inc.	(a)	425,630	8,960
Universal Compression Holdings, Inc.	(a)	277,620	11,416
			48,614
Financial Services (19.0%)
Alabama National Bancorporation		57,600	3,730
Anthracite Capital, Inc. REIT		844,200	8,889
Central Pacific Financial Corp.		99,300	3,567
Collegiate Funding Services LLC	(a)	534,500	10,556
Conseco, Inc.	(a)	502,000	11,631
First Niagara Financial Group, Inc.		492,800	7,131
Greater Bay Bancorp.		159,500	4,086
Integra Bank Corp.	(a)	194,000	4,140
LaSalle Hotel Properties REIT		136,000	4,994
Max Re Capital Ltd.		407,440	10,581
MB Financial, Inc.		116,400	4,121
MeriStar Hospitality Corp. REIT	(a)	807,800	7,593
NYMAGIC, Inc.		188,800	4,680
Parkway Properties, Inc. REIT		153,788	6,173
Platinum Underwriters Holdings Ltd.		181,000	5,624
ProAssurance Corp.	(a)	180,151	8,763
Provident Bankshares Corp.		115,900	3,914
Provident New York Bancorp., Inc.		322,200	3,547
Reinsurance Group of America, Inc.		30,700	1,466
Triad Guaranty, Inc.	(a)	203,400	8,948
United America Indemnity Ltd., Class A	(a)	564,630	10,367
Westamerica Bancorporation		51,300	2,723
			137,224
Food & Tobacco (4.3%)
Corn Products International, Inc.		573,100	13,691
Delta & Pine Land Co.		254,000	5,845
NBTY, Inc.	(a)	483,400	7,855
Ralcorp Holdings, Inc.	(a)	84,300	3,365
			30,756
Health Care (5.4%)
Apria Healthcare Group, Inc.	(a)	809,100	19,507
Bio-Rad Laboratories, Inc., Class A	(a)	189,300	12,388
Kindred Healthcare Inc	(a)	99,300	2,558
West Pharmacetical Services		172,800	4,325
			38,778
Heavy Industry & Transportation (23.6%)
AAR Corp.	(a)	108,300	2,594
ACCO Brands Corp.	(a)	78,300	1,918
Acuity Brands, Inc.		469,060	14,916

American Commercial Lines	(a)	128,400	3,889
Brink’s Co. (The)		260,700	12,490
CIRCOR International, Inc.		330,472	8,480
DRS Technologies, Inc.		290,700	14,948
Gartner, Inc.	(a)	484,700	6,253
Geo Group, Inc. (The)	(a)	408,800	9,374
Gevity HR, Inc.		478,900	12,317
Laidlaw International, Inc.		570,400	13,250
MAXIMUS, Inc.		364,100	13,359
Moog, Inc., Class A	(a)	265,100	7,523
Pacer International, Inc.		663,400	17,288
ProQuest Co.	(a)	330,200	9,216
Tenneco Automotive Inc.	(a)	56,600	1,110
Terex Corp.	(a)	201,620	11,976
Watts Water Technologies, Inc., Class A		308,800	9,354
			170,255
Retail (5.8%)
AFC Enterprises, Inc.	(a)	738,900	11,172
Central Garden & Pet Co.	(a)	135,814	6,239
Denny’s Corp.	(a)	2,164,300	8,722
Maidenform Brands Inc	(a)	445,900	5,645
Pier 1 Imports, Inc.		181,400	1,584
Stage Stores, Inc.		275,600	8,208
			41,570
Technology (12.5%)
Belden CDT, Inc.		596,550	14,574
CCC Information Services Group	(a)	421,739	11,058
Electronics for Imaging, Inc.	(a)	470,600	12,523
EMS Technologies, Inc.	(a)	287,400	5,087
Hummingbird Ltd.	(a)	290,425	6,326
Intergraph Corp.	(a)	219,000	10,908
Lipman Electronic Engineering Ltd.	(a)	332,800	7,744
Methode Electonics, Inc.		437,600	4,363
MSC.Software Corp.	(a)	897,300	15,254
Paxar	(a)	115,400	2,265
			90,102
Utilities (4.1%)
AGL Resources, Inc.		249,700	8,692
Avista Corp.		216,303	3,831
PNM Resources, Inc.		287,450	7,040
Syniverse Holdings, Inc.	(a)	216,900	4,533
UGI Corp.		258,400	5,323
			29,419
Total Common Stocks ( Cost $634,499)			703,725

	Face
	Amount		Value
	(000)		(000)
Short-Term Investments (2.7%)
Repurchase Agreement (2.7%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $19,839 (Cost $19,830)	$	(f) 19,830	19,830
TOTAL INVESTMENTS+ (100.5%) (Cost $654,329)			723,555
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.5%)			(3,770)
NET ASSETS (100%)			$719,785

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $654,329,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $69,226,000 of which $82,516,000 related to appreciated securities and $13,290,000 related to depreciated securities.

REIT	Real Estate Investment Trust

Value Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

			Value
	Shares		(000)
Common Stocks (96.9%)
Consumer Discretionary (12.9%)
Best Buy Co., Inc.		55,850	$2,428
CCE Spinco, Inc.		26,313	345
Clear Channel Communications, Inc.	(c)	422,700	13,294
Comcast Corp., Class A	(a)	201,400	5,228
Federated Department Stores, Inc.		60,560	4,017
Gannett Co., Inc.		24,300	1,472
Jones Apparel Group, Inc.		117,937	3,623
Liberty Media Corp., Class A	(a)	912,200	7,179
Mattel, Inc.		120,400	1,905
News Corp. Inc	(c)	198,400	3,295
Time Warner, Inc.		544,800	9,501
Tribune Co.		45,600	1,380
CBS Corp., Class B	(a)	240,700	7,847
Walt Disney Co.		413,600	9,914
			71,428
Consumer Staples (11.4%)
Altria Group, Inc.		161,000	12,030
Anheuser-Busch Cos., Inc.		49,050	2,107
Avon Products, Inc.		12,700	363
Coca-Cola Co. (The)		194,700	7,848
Kimberly-Clark Corp.		165,300	9,860
Kraft Foods, Inc., Class A	(c)	253,000	7,120
Unilever N.V. (NY Shares)		191,300	13,133
Wal-Mart Stores, Inc.		235,900	11,040
			63,501
Energy (1.1%)
Halliburton Co.		20,800	1,289
Total S.A. ADR		39,200	4,955
			6,244
Financials (27.0%)
Aflac, Inc.		36,500	1,694
AMBAC Financial Group, Inc.		43,500	3,352
American International Group, Inc.		72,100	4,919
Assurant, Inc.		11,700	509
Bank of America Corp.		402,800	18,589
Bank of New York Co., Inc. (The)		144,200	4,593
Berkshire Hathaway, Inc., Class B	(a)	950	2,789
Chubb Corp.		108,440	10,589
Citigroup, Inc.		363,900	17,660
Fannie Mae		45,500	2,221
Freddie Mac		365,300	23,872
Genworth Financial, Inc.		56,500	1,954
Hartford Financial Services Group, Inc.		12,100	1,039
JPMorgan Chase & Co.		139,200	5,525
Merrill Lynch & Co., Inc.		75,800	5,134
Metlife, Inc.		64,200	3,146
PNC Financial Services Group, Inc.		143,000	8,842
St. Paul Travelers Cos., Inc. (The)		75,415	3,369
SunTrust Banks, Inc.		15,900	1,157
Torchmark Corp.		95,400	5,304
Wachovia Corp.		167,300	8,843
Wells Fargo & Co.		233,100	14,646
			149,746
Health Care (17.0%)
AmerisourceBergen Corp.		28,100	1,163
Boston Scientific Corp.	(a)	116,100	2,843
Bristol-Myers Squibb Co.		906,100	20,822
Cardinal Health, Inc.		51,800	3,561
GlaxoSmithKline plc ADR		465,100	23,478
Pfizer, Inc.		321,200	7,491
Roche Holding AG ADR		167,500	12,538

Sanofi-Aventis ADR		130,400	5,725
Schering-Plough Corp.		411,700	8,584
Wyeth		181,100	8,343
			94,548
Industrials (0.4%)
Southwest Airlines Co.		132,600	2,179
Information Technology (5.3%)
Affiliated Computer Services, Inc., Class A	(a)	95,600	5,658
Amdocs Ltd.	(a)	25,500	701
Cisco Systems, Inc.	(a)	244,100	4,179
Dell, Inc.	(a)	91,400	2,741
First Data Corp.		71,200	3,062
Flextronics International Ltd.	(a)	126,600	1,322
Hewlett-Packard Co.		83,600	2,394
Intel Corp.		12,700	317
International Business Machines Corp.		30,600	2,515
Lexmark International, Inc., Class A	(a)	22,500	1,009
Microsoft Corp.		81,000	2,118
Nokia Oyj ADR		104,600	1,914
Novellus Systems, Inc.	(a)	14,900	359
Telefonaktiebolaget LM Ericsson ADR	(a)(c)	32,700	1,125
			29,414
Materials (9.7%)
Alcoa, Inc.		441,200	13,046
Dow Chemical Co. (The)		99,700	4,369
E.I. du Pont de Nemours & Co.		268,900	11,428
International Paper Co.		608,423	20,449
Rohm & Haas Co.		89,900	4,353
			53,645
Telecommunication Services (8.7%)
AT&T Inc		816,400	19,994
Sprint Nextel Corp.		491,700	11,486
Verizon Communications, Inc.		566,000	17,048
			48,528
Utilities (3.4%)
American Electric Power Co., Inc.		137,600	5,104
Constellation Energy Group, Inc.		37,300	2,148
Dominion Resources, Inc.		47,800	3,690
FirstEnergy Corp.		105,700	5,178
Public Service Enterprise Group, Inc.		39,600	2,573
			18,693
Total Common Stocks (Cost $517,329)			537,926

	Face Amount
	(000)
Short-Term Investments (18.4%)
Short - Term Debt Securities held as Collateral on Loaned Securities (6.5%)
Abbey National Treasury Services, 4.14%, 10/18/05	$	(h)	859	859
Alliance and Leister plc, 4.33%,12/30/05		(h)	1,161	1,161
Bank of America, 4.31%,12/30/05		(h)	23	23
Bank of New York, Co, Inc., 4.33%, 12/12/05		(h)	580	580
Bear Stearns, 4.38%, 12/15/05		(h)	1,160	1,160
Calyon, NY, 4.40%, 11/28/05		(h)	464	464
Cancara Asset Securitsation Ltd., 4.26%, 11/22/05			1,729	1,729
CC USA, Inc., 4.33%, 12/30/05		(h)	580	580
CIC, NY, 4.34%, 12/13/05		(h)	1,740	1,740
Ciesco LLC, 4.25%, 11/22/05			576	576
Dekabank Deutsche Girozentrale, 4.17%, 10/19/05		(h)	1,184	1,184
Deutsche Bank Securities, Inc., 4.27%, 12/30/05		(f)	10,608	10,608
Goldman Sachs Group, Inc., 4.38%, 12/15/05		(h)	580	580
HSBC, USA, NY, 4.12%, 10/7/05			580	580
K2 (USA) LLC
4.34%, 12/15/05		(h)	511	511
4.33%, 12/30/05		(h)	580	580
4.35%, 12/15/05		(h)	232	232
Links Finance LLC,
4.36%, 11/28/05		(h)	696	696
4.29%, 12/30/05		(h)	466	466
4.33%, 12/30/05		(h)	580	580

Manufacturers & Traders, 4.37%, 12/29/05	(h)	348	348
Merck & Co, 4.37%, 11/23/05		601	601
Nationwide Building Society, 4.58%, 12/28/05	(h)	1,346	1,346
Proctor & Gamble, Co., 4.46%, 12/9/05	(h)	476	476
Rabobank USA Financial Corp., 4.13%, 12/30/05		1,740	1,740
San Paolo IMI Bank, 4.33%, 11/21/05		1,044	1,044
Sigma Finance, Inc., 4.34%, 12/30/05	(h)	1,160	1,160
SLM Corp., 4.37%, 12/20/05	(h)	1,161	1,161
Tango Finance Corp., 4.33, 12/30/05	(h)	975	975
Wachovia Bank N.A, 4.30%, 12/30/05	(h)	1,393	1,393
Wells Fargo Bank, San Francisco N.A., 4.30%, 12/30/05	(h)	580	580
	(h)	232	232
			35,945
Repurchase Agreement (11.9%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $66,375	(f)	66,345	66,345
Total Short-Term Investments (Cost $102,290)			102,290
Total Investments +(115.4%) (Cost $583,674)
Including $34,982 of Securities on Loan			640,216
Liabilities in Excess of Other Assets (-15.4%)			(85,335)
Net Assets (100%)			554,881

(a)	Non-income producing security.
(c)	All or a portion of security on loan at December 31, 2006.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
ADR	American Depositary Receipt
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $583,674,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $20,597,000 of which $37,979,000 related to appreciated securities and $17,382,000 related to depreciated securities.

Advisory Foreign Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount (000)		Value (000)
Fixed Income Securities (41.6%)
Austria (4.5%)
Republic of Austria
5.88%, 7/15/06	EUR	195	$235
Belgium (23.7%)
Kingdom of Belgium
4.75%, 9/28/06	1,020		1,226
Denmark (4.4%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	1,425	226
France (4.4%)
Government of France B.T.A.N.
3.75%, 1/12/07	EUR	190	227
Netherlands (4.6%)
Netherlands Government
3.00%, 7/15/06	200		237
Total Fixed Income Securities (Cost $2,280)			2,151
Short-Term Investment (13.7%)
Repurchase Agreement (13.7%)
J.P. Morgan Securities, Inc. 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $706 (Cost $706)	$	(f) 706	706
Total Investments+(55.3%) (Cost $2,986)			2,857
Other Assets Less Liabilities (44.7%)			2,309
Net Assets (100%)			$5,166

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio by the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $2,986,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $129,000, all of which related to depreciated securities.

DKK	Danish Krone
EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
EUR	1,614	$1,913	1/26/2006	USD	1,947	$1,947	$34
DKK	1,465	233	2/27/2006	USD	231	231	(2)
		$2,146				$2,178	$32

EUR  -  Euro

DKK -  Danish Krone

USD  -  U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro-Schatz 2yr.	20	$2,493	Mar-06	$	@—
(Germany)

@— Amount is less than $500.

Advisory Foreign Fixed Income II Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (41.5%)
Austria (4.7%)
Republic of Austria
5.88%, 7/15/06	EUR	50	$60
Belgium (23.7%)
Kingdom of Belgium
4.75%, 9/28/06	255		306
Denmark (4.3%)
Kingdom of Denmark
3.00%, 11/15/06	DKK	350	56
France (4.2%)
Government of France B.T.A.N.
3.75%, 1/12/07	EUR	45	54
Netherlands (4.6%)
Netherlands Government
3.00%, 7/15/06	50		59
Total Fixed Income Securities (Cost $575)			535
Short-Term Investment (9.9%)
Repurchase Agreement (9.9%)
J.P. Morgan Securities, Inc. 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $706 (Cost $706)	$	(f) 128	128
Total Investments+(51.4%) (Cost $703)			663
Other Assets Less Liabilities (48.6%)			627
Net Assets (100%)			$1,290

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio by the SEC.

+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $703,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $40,000, all of which related to depreciated securities.

DKK	Danish Krone
EUR	Euro

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to			Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		Value (000)	Date	(000)		(000)	(000)
EUR	401	$475	1/26/2006	USD	483	$483	$8
DKK	355	56	2/27/2006	USD	56	56	@—
		$531				$539	$8

EUR  - Euro

DKK - Danish Krone

USD  - U.S. Dollar

@’ — Amount is less than $500.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Long:
Euro Schatz 2yr.	5	$623	Mar-06	$	@—
(Germany)

@— Amount is less than $500.

Advisory Mortgage Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (116.7%)
Agency Adjustable Rate Mortgages (1.5%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.125%, 10/20/25 - 12/20/27	$7,807		$7,879
4.375%, 5/20/24 - 2/20/28		34,489	34,690
4.75%, 7/20/25 - 9/20/27		6,084	6,131
			48,700
Agency Fixed Rate Mortgages (54.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
7.00%, 10/26/29
8.00%, 3/1/07 - 9/1/08		26	27
8.25%, 10/1/06 - 7/1/08		5	5
8.75%, 4/1/08		8	8
9.00%, 10/1/16		30	33
9.50%, 10/1/16 - 3/1/20		1,318	1,448
10.00%, 1/1/09 - 12/1/20		3,274	3,594
10.25%, 1/1/09 - 12/1/11		20	21
10.50%, 11/1/08 - 12/1/20		1,670	1,830
11.00%, 2/1/11 - 9/1/20		894	986
11.25%, 6/1/10 - 12/1/15		13	14
11.50%, 12/1/09 - 9/1/19		649	708
11.75%, 3/1/11 - 4/1/15		46	51
12.00%, 10/1/09 - 7/1/20		631	693
12.50%, 10/1/09 - 6/1/15		89	98
13.00%, 9/1/10 - 11/1/13		3	4
13.50%, 2/1/10		3	3
Gold Pools:
6.00%, 10/1/28 - 12/1/28		603	611
6.50%, 5/1/21 - 11/1/33		7,139	7,332
7.00%, 12/1/26 - 11/1/32		23,779	24,778
7.50%, 2/1/23 - 1/1/34		50,077	52,585
8.00%, 5/1/20 - 12/1/31		23,331	24,890
8.50%, 10/1/10 - 7/1/31		54,470	59,006
9.00%, 10/1/17 - 1/1/31		4,682	5,122
9.50%, 11/1/16 - 12/1/22		1,797	1,974
10.00%, 6/1/17 - 4/1/25		1,359	1,493
10.50%, 7/1/19 - 3/1/21		490	546
11.00%, 7/1/17 - 9/1/20		388	422
11.50%, 1/1/16 - 6/1/20		195	213
12.00%, 6/1/20		479	523
12.50%, 7/1/19		13	15
January TBA
5.00%, 1/15/21	(i)	90,400	89,496
5.50%, 1/15/16	(i)	178,500	179,560
6.00%, 1/15/36	(i)	91,900	92,819
Federal National Mortgage Association,
Conventional Pools:
3.76%, 6/1/34		58	58
4.50%, 8/1/18		453	442
5.50%, 3/1/17		473	477
6.00%, 4/1/13 - 1/1/29		678	690
6.50%, 1/1/24 - 11/1/34		140,796	144,742
7.00%, 1/1/08 - 1/1/36		318,376	332,374
7.50%, 10/1/12 - 4/1/33		97,955	102,690
8.00%, 3/1/07 - 4/1/33		84,270	90,040

8.50%, 5/1/08 - 5/1/32		73,845	80,009
9.00%, 6/1/18 - 4/1/26		1,860	2,017
9.50%, 7/1/16 - 4/1/30		9,583	10,542
10.00%, 9/1/10 - 11/1/25		8,911	9,888
10.50%, 10/1/11 - 6/1/27		2,615	2,904
10.75%, 10/1/11		26	29
11.00%, 10/1/13 - 7/1/25		682	755
11.50%, 9/1/11 - 8/1/25		1,262	1,384
12.00%, 1/1/13 - 8/1/20		613	672
12.50%, 2/1/11 - 9/1/15		680	754
January TBA
5.00%, 1/25/20	(i)	87,200	86,273
6.00%, 1/25/36	(i)	23,950	24,175
7.00%, 1/25/35	(i)	31,600	32,973
7.50%, 1/25/32	(i)	5,500	5,761
February TBA
4.50%, 2/16/21	(i)	123,650	120,288
5.00%, 2/16/21	(i)	5,200	5,145
December TBA
7.00%, 12/25/35	(i)	48,000	50,060
Government National Mortgage Association,
Various Pools:
5.50%, 12/15/32		112	112
6.50%, 10/15/10		31	32
7.00%, 7/15/31		231	243
8.50%, 7/15/08 - 3/15/20		2,374	2,567
9.00%, 11/15/16 - 11/15/24		14,097	15,314
9.50%, 7/15/09 - 10/15/24		32,925	36,201
10.00%, 11/15/09 - 2/15/26		48,821	54,586
10.50%, 4/15/13 - 4/15/25		10,394	11,666
11.00%, 12/15/09 - 4/15/21		14,769	16,207
11.50%, 3/15/10 - 11/15/19		891	987
12.00%, 11/15/12 - 5/15/16		1,936	2,191
12.50%, 5/15/10 - 4/15/19		130	145
13.00%, 1/15/11 - 10/15/13		49	55
13.50%, 5/15/10 - 5/15/13		62	70
			1,796,426
Asset Backed Corporates (0.6%)
American Express Credit Account Master Trust
4.48%, 9/15/09 - 12/15/09	(h)	4,600	4,610
4.51%, 9/15/08	(h)	1,200	1,201
Asset Backed Funding Certificates
4.57%, 6/25/25	(h)	58	58
BA Master Credit Card Trust
4.49%, 6/15/08	(h)	1,800	1,802
Bank One Issuance Trust
4.42%, 2/17/09		1,800	1,802
Bear Stearns Asset Backed Securities, Inc.
4.58%, 9/25/34	(h)	463	463
Capital Auto Receivables Asset Trust
1.44%, 2/15/07		66	66
4.45%, 1/15/08	(h)	800	801
GE Capital Credit Card Master Note Trust
4.41%, 9/15/10	(h)	900	901
GE Dealer Floorplan Master Note Trust
4.42%, 7/20/08	(h)	850	851
Harley-Davidson Motorcycle Trust
3.09%, 6/15/10		142	141
J.P. Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(e)(h)	446	447
Long Beach Mortgage Loan Trust
4.52%, 2/25/35	(h)	352	352
MBNA Credit Card Master Note Trust
4.48%, 8/17/09	(h)	1,800	1,803

4.51%, 2/16/10	(h) 1,300	1,304
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h) 22	22
4.56%, 8/25/34	(h) 27	27
Residential Asset Securities Corp.
4.54%, 10/25/22	(h) 192	192
4.55%, 7/25/21	(h) 62	62
SLM Student Loan Trust
4.22%, 10/25/12 - 4/25/13	(h) 2,534	2,533
4.24%, 1/25/13	(h) 235	235
Wachovia Auto Owner Trust
2.40%, 5/21/07	144	144
Wells Fargo Home Equity Trust
4.55%, 2/25/18	(h) 163	163
		19,980
Collateralized Mortgage Obligations — Agency Collateral Series (2.0%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
1.63%, 3/15/24	52,994	1,485
3.63%, 6/15/28 - 3/15/32	8,151	326
4.03%, 12/15/27	2,456	32
4.13%, 9/15/30	3,197	265
4.48%, 12/15/23	3,242	322
25.40%, 11/15/07	49	8
Inv Fl IO PAC
5.22%, 3/15/08	320	12
6.18%, 2/15/08	561	19
Inv Fl IO REMIC
3.13%, 8/15/30	142	7
IO
5.00%, 6/15/17	466	50
5.50%, 1/15/29 - 8/15/30	19,026	1,585
6.00%, 5/1/31	1,851	354
6.50%, 4/1/28 - 5/15/33	2,717	576
7.00%, 6/1/30 - 3/1/32	7,364	1,636
7.50%, 4/1/28 - 9/1/30	3,900	921
8.00%, 10/15/12 - 6/1/31	12,492	2,745
IO PAC
1.00%, 2/15/27	6,617	169
6.00%, 4/15/32	512	66
7.00%, 9/15/27	85	17
IO REMIC
10.00%, 5/1/20 - 6/1/20	123	49
PAC
8.55%, 1/15/21	53	53
9.50%, 4/15/20	181	181
9.60%, 4/15/20	169	168
9.90%, 10/15/19	882	881
10.00%, 5/15/20 - 6/15/20	844	843
REMIC
4.88%, 9/15/07	215	216
Federal National Mortgage Association
4.81%, 12/25/08	551	552
6.52%, 7/25/08	144	145
7.00%, 9/25/32	11,280	11,711
Inv Fl IO
2.02%, 7/25/34	43,705	1,413
3.18%, 2/17/31	377	25
3.63%, 7/18/27	1,317	67
3.72%, 12/25/29	119	3
3.82%, 10/25/28	5,443	255
4.12%, 7/25/30 - 8/25/30	3,536	217
4.13%, 11/18/30	2,161	177
4.18%, 10/18/30	540	32

4.22%, 10/25/29		1,235	53
5.18%, 10/25/07		849	22
Inv Fl IO REMIC
36.70%, 9/25/20		239	427
43.60%, 9/25/22		334	355
IO
3.62%, 12/25/27		84
5.00%, 2/25/15		941	44
5.50%, 3/25/17 - 5/25/27		3,003	159
6.00%, 8/25/32 - 7/25/33		25,852	5,261
6.50%, 6/1/31 - 5/25/33		30,507	6,554
7.00%, 4/1/32 - 5/25/33		26,244	5,859
7.50%, 4/1/27 - 1/1/32		9,020	2,113
8.00%, 2/1/23 - 12/1/31		38,657	8,613
8.50%, 10/1/24 - 10/1/25		6,960	1,911
9.00%, 11/1/26		3,682	1,000
9.50%, 9/1/18		1	@—
461.72%, 12/25/21		@—	4
809.00%, 6/25/21		@—	2
IO PAC
8.00%, 8/18/27 - 9/18/27		11,366	2,383
1,009.00%, 9/25/20		@—	8
1,158.07%, 7/25/21		@—	6
IO REMIC PAC
8.00%, 8/18/27		1,735	357
PAC
8.50%, 9/25/20		79	85
8.75%, 11/25/19		10	11
Government National Mortgage Association
Inv Fl IO
3.63%, 9/16/27 - 4/16/29		19,047	1,078
3.78%, 5/20/31		4,279	304
4.18%, 12/16/29		1,174	104
4.23%, 8/16/29		22,045	1,790
			66,086
Collateralized Mortgage Obligations — Non-Agency Collateral Series (1.5%)
Countrywide Alternative Loan Trust, IO
0.00%, 2/25/36	(h)	200,000	11,342
0.946%, 12/20/35	(e)	236,400	12,078
Harborview Mortgage Loan Trust, IO
0.955%, 5/19/35	(h)	322,863	8,649
1.028%, 1/19/36	(h)	111,666	3,978
1.228%, 10/20/45	(h)	133,738	6,854
Harborview Mortgage Loan Trust, PO
1/19/36 - 10/20/45		@—	@—
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		20	4
Lehman Structured Securities Corp., IO
7.00%, 10/26/29	(e)	50,090	5,322
			48,227
Mortgages — Other (6.6%)
American Express Co.
9.625%, 12/1/12	(d)	102	102
American Housing Trust
9.125%, 4/25/21
9.553%, 9/25/20		1,026	1,024
California Federal Savings & Loan Association
8.80%, 1/1/14	(d)	5	5
Countrywide Alternative Loan Trust
4.63%, 11/20/35	(h)	28,660	28,645
4.66%, 11/20/35	(h)	29,372	29,363
4.67%, 10/25/35	(h)	29,735	29,696
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	(d)	41	41

Harborview Mortgage Loan Trust
4.66%, 7/19/45	(h)	9,714	9,725
4.75%, 11/19/35	(h)	26,914	26,928
Household Bank
8.239%, 7/1/08	(d)	2	2
Indymac Index Mortgage Loan Trust
4.66%, 7/25/35	(h)	8,705	8,713
Ryland Acceptance Corp. IV
6.65%, 7/1/11		761	759
Washington Mutual, Inc.
4.62%, 12/25/45	(h)	24,520	24,520
4.64%, 10/25/45	(h)	35,345	35,350
4.67%, 9/25/35	(h)	22,245	22,263
4.698%, 10/25/44	(h)	434	435
			217,571
U.S. Treasury Securities (49.7%)
U.S. Treasury Strips
IO
4.55%, 5/15/16		10,000	6,272
4.58%, 2/15/17		65,000	39,286
4.64%, 8/15/18		49,250	27,606
4.65%, 2/15/19 - 8/15/19		348,300	188,084
4.66%, 11/15/19		88,400	46,664
4.67%, 2/15/20 - 2/15/21		1,004,210	514,527
4.68%, 5/15/21		745,710	366,256
4.69%, 11/15/21 - 2/15/22		240,925	115,183
PO
5/15/21 - 11/15/21		658,450	322,646
			1,626,524
Total Fixed Income Securities (Cost $3,776,783)			3,823,514

Shares
Preferred Stock (1.3%)
Mortgages — Other
Home Ownership Funding Corp.
13.331% (Cost $39,953)	(e)	153,475	42,492

	Face
	Amount
	(000)
Short-Term Investments (2.3%)
Discount Notes (0.5%)
American Express Credit Corp.
4.35%, 1/5/06	$15,000		14,992
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	2	1
			14,993
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $55,990	(f)	55,965	55,965
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.419%, 1/12/06	(j)	2,500	2,497
Total Short-Term Investments (Cost $73,457)		73,455	73,455
Total Investments+ (120.3%) (Cost $3,890,193)			3,939,461
Liabilities in Excess of Other Assets (-20.3%)			(664,155)
Net Assets (100%)			$3,275,306

(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held $151,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To be announced
@	Face Amount/Value is less than $500.
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $3,890,193 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $49,268,000 of which $208,280,000 related to appreciated securities and $159,012,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10 yr. Note	3,307	$361,806	Mar-06	$2,563

Short:
U.S. Treasury
2 yr. Note	593	121,676	Mar-06	(66)

U.S. Treasury
5 yr. Note	624	66,359	Mar-06	(265)

U.S. Treasury
Long Bond	88	10,049	Mar-06	(184)
				$2,048

Core Plus Fixed Income Portfolio

Portfolio of Investment

First Quarter Report

December 31, 2005 (unaudited)

	Face Amount (000)		Value (000)
Fixed Income Securities (105.5%)
Agency Adjustable Rate Mortgages (0.8%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.125%, 10/20/25-12/20/27		$2,589	$2,612
4.375%, 1/20/25-1/20/28		15,169	15,270
4.75%, 7/20/25-9/20/27		1,843	1,858
			19,740
Agency Fixed Rate Mortgages (28.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 2/1/10-11/1/20		1,739	1,929
10.50%, 8/1/09-10/1/20		531	580
11.00%, 12/1/10-9/1/20		513	566
11.25%, 10/1/11-12/1/15		241	263
11.50%, 1/1/11-12/1/15		7	8
11.75%, 12/1/17-4/1/19		29	31
12.00%, 10/1/09-2/1/15		24	27
13.00%, 6/1/19		10	11
14.75%, 3/1/10		2	2
Gold Pools:
6.50%, 3/1/16-8/1/33		2,393	2,460
7.00%, 2/1/28-7/1/32		3,128	3,260
7.50%, 8/1/17-10/1/32		17,662	18,545
8.00%, 11/1/25-12/1/31		5,034	5,370
8.50%, 3/1/09-8/1/31		10,577	11,457
9.00%, 7/1/17		766	828
9.50%, 1/1/21-12/1/22		898	985
10.00%, 6/1/17-3/1/21		609	682
10.50%, 11/1/15-4/1/21		361	393
January TBA
5.00%, 1/15/21	(i)	37,050	36,680
5.50%, 1/15/16	(i)	75,300	75,747
6.00%, 1/15/36	(i)	45,800	46,258
February TBA
5.00%, 2/16/21	(i)	5,600	5,541
Federal National Mortgage Association,
Conventional Pools:
4.50%, 2/16/21		52,350	50,927
6.50%, 11/1/23-9/1/34		53,997	55,541
7.00%, 9/1/06-1/1/36		193,878	202,388
7.50%, 11/1/22-10/1/32		33,086	34,686
8.00%, 3/1/07-10/1/32		33,091	35,345
8.50%, 11/1/08-5/1/32		29,225	31,673
9.00%, 12/1/08-1/1/22		2,020	2,151
9.50%, 11/1/13-4/1/30		7,676	8,403
10.00%, 9/1/10-10/1/25		1,259	1,391
10.50%, 5/1/12-7/1/25		1,174	1,308
11.00%, 7/1/20-11/1/20		222	246
11.50%, 1/1/13-2/1/20		311	343
12.00%, 11/1/15		344	378
12.50%, 9/1/15-2/1/16		66	72
January TBA

5.00%, 1/25/20	(i)	34,225	33,861
7.00%, 1/25/35	(i)	16,200	16,904
7.50%, 1/25/32	(i)	2,600	2,724
December TBA
7.00%, 12/25/35	(i)	2,000	2,086
Government National Mortgage Association,
Various Pools:
9.00%, 12/15/21-11/15/24		2,789	3,042
9.50%, 8/15/09-12/15/19		2,698	2,963
10.00%, 11/15/09-1/15/26		18,592	20,779
10.50%, 12/15/14-4/15/25		2,039	2,290
11.00%, 12/15/09-2/15/25		5,168	5,678
11.50%, 4/15/13-4/20/19		118	131
12.00%, 3/15/11-11/15/19		2,393	2,729
12.50%, 6/15/10-12/15/13		11	12
			729,674
Asset Backed Corporates (17.2%)
Aegis Asset Backed Securities Trust
4.48%, 8/25/35	(h)	11,035	11,043
American Express Credit Account Master Trust
4.48%, 11/16/09-12/15/09	(h)	34,375	34,450
Asset Backed Funding Certificates
4.46%, 1/25/35	(h)	4,731	4,735
Bayview Financial Acquisition Trust
4.88%, 9/28/43	(h)	2,683	2,687
Bear Stearns Asset Backed Securities, Inc.
4.57%, 8/25/31	(h)	4,553	4,556
4.58%, 9/25/34	(h)	9,169	9,181
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		7,725	7,631
4.45%, 1/15/08	(h)	9,000	9,010
Carrington Mortgage Loan Trust
4.46%, 6/25/35	(h)	4,804	4,807
4.50%, 10/25/35	(h)	15,373	15,385
4.51%, 2/25/35	(h)	5,627	5,632
Citibank Credit Card Issuance Trust
6.875%, 11/16/09		17,930	18,604
Citigroup Mortgage Loan Trust, Inc.
4.47%, 5/25/35	(h)	10,335	10,344
Countrywide Asset-Backed Certificates
4.53%, 5/25/36	(h)	18,875	18,875
First Franklin Mortgage Loan Asset Backed Certificates
4.48%, 7/25/35	(h)	11,314	11,323
4.50%, 10/25/35	(h)	12,163	12,171
GE Capital Credit Card Master Note Trust
4.41%, 9/15/10	(h)	10,700	10,714
GE Dealer Floorplan Master Note Trust
4.41%, 7/20/08	(h)	10,050	10,057
GMAC Mortgage Corp. Loan Trust
4.49%, 3/25/35	(h)	11,000	11,010
GSAMP Trust
4.50%, 2/25/35	(h)	1,973	1,974
4.52%, 12/25/34	(h)	1,403	1,404
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		4,164	4,131
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		2,901	2,897
JP Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(e)(h)	5,521	5,526
Long Beach Mortgage Loan Trust

4.46%, 4/25/35	(h)	6,344	6,349
4.52%, 2/25/35	(h)	3,921	3,924
Mastr Asset Backed Securities Trust
4.47%, 3/25/35	(h)	5,046	5,050
MBNA Credit Card Master Note Trust
4.51%, 2/16/10	(h)	15,975	16,021
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		19,110	19,756
7.80%, 10/15/12		17,475	19,571
Merrill Lynch Mortgage Investors, Inc.
4.48%, 9/25/35	(h)	2,457	2,459
4.58%, 8/25/35	(h)	277	277
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h)	305	306
4.56%, 8/25/34	(h)	365	365
Novastar Home Equity Loan
4.50%, 6/25/35	(h)	13,519	13,530
Park Place Securities, Inc.
4.46%, 6/25/35	(h)	8,160	8,164
Residential Asset Mortgage Products, Inc.
4.49%, 1/25/35	(h)	4,242	4,246
Residential Asset Securities Corp.
4.55%, 7/25/21	(h)	746	746
Residential Capital Corp.
6.375%, 6/30/10		7,490	7,618
Saxon Asset Securities Trust
4.47%, 10/25/35	(h)	9,772	9,780
4.49%, 5/25/35	(h)	2,391	2,393
SLM Student Loan Trust
4.22%, 10/25/12	(h)	10,869	10,854
4.24%, 1/25/13	(h)	2,430	2,433
Specialty Underwriting & Residential Finance
4.49%, 12/25/35	(h)	5,232	5,236
4.50%, 6/25/36	(h)	10,467	10,475
Structured Adjustable Rate Mortgage Loan Trust
4.68%, 9/25/34	(h)	4,532	4,537
Structured Asset Investment Loan Trust
4.47%, 6/25/35	(h)	6,724	6,728
4.48%, 7/25/35	(h)	13,321	13,328
4.50%, 3/25/35	(h)	5,141	5,145
Terwin Mortgage Trust
4.50%, 7/25/35	(e)(h)	8,536	8,542
4.77%, 11/25/35	(h)	3,858	3,866
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		3,025	2,998
USAA Auto Owner Trust
2.41%, 2/15/07		129	129
Wachovia Auto Owner Trust
2.40%, 5/21/07		1,459	1,457
2.49%, 4/20/07		89	89
Wachovia Mortgage Loan Trust LLC
4.49%, 10/25/35	(h)	10,043	10,050
Wells Fargo Home Equity Trust
4.55%, 2/25/18	(h)	1,086	1,086
World Omni Auto Receivables Trust
2.58%, 7/12/07		1,561	1,559
			437,214

Collateralized Mortgage Obligations- Agency Collateral Series (1.0%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
24.80%, 11/15/07		102	18
Inv Fl IO PAC
5.22%, 3/15/08		650	25
6.18%, 2/15/08		1,214	42
Inv Fl IO REMIC
3.13%, 8/15/30		374	18
IO
6.00%, 5/1/31		9,460	1,811
7.50%, 12/1/29		599	143
8.00%, 1/1/28-6/1/31		4,232	942
PAC
9.50%, 4/15/20		4	4
Federal National Mortgage Association
7.00%, 9/25/32		5,107	5,302
Inv Fl IO
2.02%, 7/25/34		12,723	411
3.82%, 10/25/28		10,925	512
4.12%, 7/25/30		6,475	423
4.18%, 10/18/30		3,508	208
5.18%, 10/25/07		1,855	48
Inv Fl IO REMIC
36.70%, 9/25/20		80	144
43.60%, 9/25/22		127	135
IO
3.62%, 12/25/27		475	3
6.00%, 8/25/32-7/25/33		6,127	1,172
6.50%, 9/1/29-6/25/33		35,594	7,478
7.00%, 4/1/32		7,805	1,839
8.00%, 4/1/24-12/1/31		14,021	3,127
8.50%, 10/1/25		415	114
9.00%, 11/1/26		679	184
IO PAC
8.00%, 9/18/27		2,227	467
Government National Mortgage Association
Inv Fl IO
3.78%, 5/16/31		10,033	716
3.83%, 8/16/31		3,537	235
4.23%, 8/16/29		509	42
			25,563
Collateralized Mortgage Obligations — Non-Agency Collateral Series (0.1%)
Harborview Mortgage Loan Trust, IO
0.96%, 5/19/35		137,923	3,695
Kidder Peabody Mortgage Assets Trust, IO
9.50%, 4/22/18		5	1
			3,696
Finance (5.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	9,132	9,712
American General Finance Corp.
4.625%, 5/15/09-9/1/10		2,375	2,348
AXA Financial, Inc.
6.50%, 4/1/08		5,405	5,604
CIT Group, Inc.
3.65%, 11/23/07		2,335	2,284
Citigroup, Inc.
5.625%, 8/27/12		5,110	5,274
6.00%, 2/21/12		4,165	4,377
Countrywide Home Loans, Inc.
3.25%, 5/21/08	(c)	5,000	4,804

EOP Operating LP
4.75%, 3/15/14		665	629
7.50%, 4/19/29		2,515	2,842
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	6,970	8,481
General Electric Capital Corp.
4.25%, 12/1/10		2,115	2,067
6.75%, 3/15/32	(c)	4,335	5,106
Household Finance Corp.
5.875%, 2/1/09		9,750	9,971
6.40%, 6/17/08		760	785
JPMorgan Chase & Co.
6.00%, 2/15/09		7,595	7,806
6.625%, 3/15/12		1,410	1,521
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		6,200	6,086
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	4,615	4,537
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33		6,650	6,387
MBNA America Bank NA
7.125%, 11/15/12		1,240	1,388
MBNA Corp.
4.72%, 5/5/08	(h)	4,600	4,636
6.125%, 3/1/13		2,730	2,899
Nationwide Building Society
4.25%, 2/1/10	(e)	4,960	4,838
Platinum Underwriters Finance, Inc.
7.50%, 6/1/17		2,905	2,966
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		2,830	2,841
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)	1,915	2,296
Reckson Operating Partnership LP
5.15%, 1/15/11		2,740	2,706
SLM Corp.
4.00%, 1/15/10		3,560	3,427
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		3,970	3,970
Two-Rock Pass Through Trust
5.27%, 12/31/49	(e)(h)	2,930	2,914
Washington Mutual, Inc.
8.25%, 4/1/10		4,610	5,138
World Financial Properties
6.91%, 9/1/13	(e)	1,316	1,383
6.95%, 9/1/13	(e)	8,063	8,474
Xlliac Global Funding
4.80%, 8/10/10	(e)	5,315	5,253
			145,750
Industrials (7.9%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10	(c)	1,257	1,279
8.85%, 8/1/30	(c)	7,518	6,466
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)	1,685	1,694
AT&T Corp.
9.75%, 11/15/31		5,150	6,488
Bowater Canada Finance Corp.
7.95%, 11/15/11		7,315	7,132
Brascan Corp.

7.125%, 6/15/12	(c)	3,345	3,651
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		1,749	1,695
Caterpillar Financial Services Corp.
3.625%, 11/15/07	(h)	1,060	1,037
4.44%, 8/20/07		4,400	4,410
Clorox Co.
4.614%, 12/14/07	(h)	4,180	4,190
Comcast Cable Communications
6.75%, 1/30/11		2,500	2,650
ConAgra Foods, Inc.
7.00%, 10/1/28		950	1,035
8.25%, 9/15/30		495	613
Consumers Energy Co.
4.00%, 5/15/10	(c)	1,400	1,331
4.80%, 2/17/09		2,000	1,975
Continental Airlines, Inc.
7.461%, 4/1/15		1,315	1,223
Cooper Industries, Inc.
5.25%, 11/15/12	(e)	2,080	2,095
COX Communications, Inc.
4.625%, 1/15/10		2,600	2,519
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31		2,270	2,755
Deutsche Telekom International Finance BV
8.75%, 6/15/30		3,850	4,911
Echostar DBS Corp.
6.375%, 10/1/11	(c)	4,640	4,489
6.625%, 10/1/14		1,270	1,224
FBG Finance Ltd.
5.125%, 6/15/15	(e)	3,735	3,641
FedEx Corp.
2.65%, 4/1/07		2,565	2,496
France Telecom S.A.
8.50%, 3/1/31		3,675	4,918
General Motors Acceptance Corp.
6.875%, 9/15/11		6,720	6,135
General Motors Corp.
7.25%, 7/3/13		2,435	1,931
8.375%, 7/15/33	(c)	14,450	9,609
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(d)	18,080	@—
HCA, Inc.
7.19%, 11/15/15		2,900	3,063
7.875%, 2/1/11	(c)	1,935	2,090
9.00%, 12/15/14		1,995	2,344
Health Net, Inc.
9.875%, 4/15/11		5,475	6,397
Hyatt Equities LLC
6.875%, 6/15/07	(e)	3,265	3,332
ICI Wilmington, Inc.
4.375%, 12/1/08		1,985	1,936
Interpublic Group of Cos., Inc.
5.40%, 11/15/09	(c)	2,730	2,498
J.C. Penney Corp., Inc.
7.40%, 4/1/37	(c)	2,945	3,305
Kerr-McGee Corp.
5.875%, 9/15/06		1,315	1,326
Knight Ridder, Inc.
5.75%, 9/1/17		2,640	2,244

Kroger Co. (The)
7.50%, 4/1/31	(c)	4,705	5,268
Lear Corp.
8.11%, 5/15/09	(c)	2,725	2,538
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	1,930	1,892
Limited Brands
6.95%, 3/1/33		2,190	2,223
Miller Brewing Co.
4.25%, 8/15/08	(e)	3,415	3,354
Mohawk Industries, Inc.
7.20%, 4/15/12		2,020	2,229
News America Holdings, Inc.
7.75%, 2/1/24		3,156	3,568
News America, Inc.
7.28%, 6/30/28		645	707
Norfolk Southern Corp.
7.35%, 5/15/07		2,330	2,405
Northrop Grumman Corp.
4.079%, 11/16/06		2,390	2,372
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		775	754
Pemex Project Funding Master Trust
8.625%, 2/1/22		3,835	4,736
9.125%, 10/13/10	(c)	3,250	3,749
Raytheon Co.
8.30%, 3/1/10		2,000	2,242
Safeway, Inc.
7.25%, 2/1/31	(c)	1,350	1,461
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	2,355	2,252
SBC Communications, Inc.
6.15%, 9/15/34	(c)	2,265	2,283
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)	4,620	4,593
Sprint Capital Corp.
8.375%, 3/15/12		2,345	2,721
8.75%, 3/15/32		805	1,072
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		1,735	1,778
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	5,620	5,984
Telecom Italia Capital S.A.
4.00%, 1/15/10		5,215	4,972
Tenet Healthcare Corp.
7.375%, 2/1/13		1,360	1,261
Union Pacific Corp.
5.214%, 9/30/14	(e)	955	956
6.625%, 2/1/08		1,175	1,214
6.65%, 1/15/11		1,300	1,386
6.79%, 11/9/07		990	1,022
Verizon New England, Inc.
6.50%, 9/15/11		2,100	2,157
WellPoint, Inc.
3.75%, 12/14/07		1,010	988
6.80%, 8/1/12		1,450	1,584
WPP Finance UK Corp.
5.875%, 6/15/14		2,670	2,714
			200,562

Mortgages — Other (5.6%)
American Express Co.
9.625%, 12/1/12	(d)	30	30
American Housing Trust
9.125%, 4/25/21
9.553%, 9/25/20		40	40
Banc of America Funding Corp.
4.72%, 9/20/35	(h)	10,787	10,784
Countrywide Alternative Loan Trust
0.00%, 2/25/37		79,549	4,511
0.95%, 12/20/35	(h)	105,000	5,365
1.11%, 12/20/35	(h)	111,575	3,626
4.63%, 11/20/35	(e)(h)	11,852	11,846
4.66%, 11/20/35	(e)(h)	12,372	12,385
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	@—	@—
Harborview Mortgage Loan Trust
4.75%, 11/19/35	(h)	10,855	10,860
Household Bank
8.239%, 7/1/08	(d)	2	2
Indymac Index Mortgage Loan Trust
4.66%, 7/25/35	(h)	5,946	5,951
Merrill Lynch Mortgage Investors, Inc.
4.56%, 8/25/35	(h)	14,206	14,207
Pelican Homestead Savings Association
9.214%, 10/1/07	(d)	40	40
Ryland Acceptance Corp. IV
6.65%, 7/1/11		663	662
Thornburg Mortgage Securities Trust
4.53%, 6/25/44	(h)	1,189	1,189
Washington Mutual, Inc.
4.62%, 12/25/45	(h)	23,664	23,664
4.64%, 10/25/45	(h)	14,478	14,480
4.67%, 8/25/45	(h)	8,955	8,963
4.70%, 7/25/44	(h)	2,336	2,340
4.95%, 11/25/45	(h)	12,401	12,412
			143,357
Sovereign (0.4%)
United Mexican States
8.375%, 1/14/11		8,460	9,666
U.S. Treasury Securities (36.2%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)	42,950	52,330
6.375%, 8/15/27	(c)	15,650	19,392
8.125%, 8/15/19	(c)	45,750	62,081
U.S. Treasury Note
4.25%, 11/15/13	(c)	80,000	79,263
U.S. Treasury Strips
IO
4.55%, 5/15/16		25,000	15,679
4.58%, 2/15/17	(c)	24,500	14,808
4.64%, 8/15/18	(c)	11,500	6,446
4.65%, 2/15/19		51,950	28,423
4.65%, 5/15/19	(c)	10,200	5,517
4.65%, 8/15/19	(c)	108,850	58,202
4.66%, 11/15/19		16,500	8,710
4.67%, 2/15/20	(c)	170,175	88,680
4.67%, 5/15/20	(c)	195,925	100,927
4.67%, 8/15/20	(c)	39,000	19,859
4.67%, 2/15/21	(c)	64,750	32,220
4.68%, 5/15/21	(c)	194,440	95,499

4.68%, 5/15/22		(c)	92,300	43,284
4.69%, 2/15/22		(c)	47,500	22,534
4.69%, 11/15/21		(c)	57,875	27,732
PO
5/15/21-2/15/27		(c)	310,975	138,794
				920,380
Utilities (1.9%)
Arizona Public Service Co.
5.80%, 6/30/14			3,435	3,546
6.75%, 11/15/06			1,195	1,211
CC Funding Trust I
6.90%, 2/16/07			3,725	3,798
Cincinnati Gas & Electric Co.
5.70%, 9/15/12			2,270	2,333
Consolidated Natural Gas Co.
5.00%, 12/1/14			2,115	2,056
6.25%, 11/1/11			3,800	3,984
Detroit Edison Co.
6.125%, 10/1/10			90	94
Entergy Gulf States, Inc.
3.60%, 6/1/08			1,655	1,592
4.81%, 12/1/09		(h)	1,935	1,890
5.21%, 12/8/08		(e)(h)	4,105	4,108
Exelon Corp.
6.75%, 5/1/11			2,170	2,313
Monongahela Power Co.
5.00%, 10/1/06			2,220	2,219
NiSource Finance Corp.
4.95%, 11/23/09		(c)(h)	2,695	2,706
Pacific Gas & Electric Co.
6.05%, 3/1/34			1,695	1,760
PSEG Energy Holdings LLC
7.75%, 4/16/07		(c)	1,485	1,544
8.625%, 2/15/08			2,480	2,592
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14		(e)	4,155	4,812
Sempra Energy
4.621%, 5/17/07			2,495	2,478
Texas Eastern Transmission LP
7.00%, 7/15/32			2,240	2,620
TXU Corp.
6.375%, 6/15/06			1,505	1,520
Wisconsin Electric Power Co.
3.50%, 12/1/07			550	536
				49,712
Total Fixed Income Securities (Cost $2,664,190)				2,685,314

			Shares
Preferred Stock (0.7%)
Mortgages — Other
Home Ownership Funding Corp. 13.331% (Cost $16,437)		(e)	64,625	17,892

			Face
			Amount
			(000)
Short-Term Investments (34.6%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.0%)
Abbey National Treasury Services,
4.14%, 1/13/06	$	(h)	13,876	13,876

Alliance & Leister plc, 4.33%, 1/30/07	(h)	18,748	18,748
Bank of America, 4.31%, 11/7/06	(h)	4,125	4,125
Bank of New York Co., Inc.,
4.33%, 1/30/07	(h)	9,374	9,374
Bear Stearns, 4.38%, 6/15/06	(h)	18,748	18,748
Calyon NY, 4.40%, 2/27/06	(h)	7,498	7,498
Cancara Asset Securitisation Ltd.,
4.26%, 1/17/06		27,937	27,937
CC USA, Inc., 4.33%, 4/18/06	(h)	9,374	9,374
CIC NY, 4.34%, 2/13/06	(h)	28,121	28,121
Ciesco LLC, 4.25%, 1/17/06		9,313	9,313
Dekabank Deutsche Girozentrale,
4.17%, 5/19/06	(h)	19,123	19,123
Deutsche Bank Securities, Inc.,
4.27%, 1/3/06		171,374	171,374
Goldman Sachs Group, Inc.,
4.38%, 1/30/07	(h)	9,374	9,374
HSBC USA, NY, 4.12%, 2/6/06		9,374	9,374
K2 (USA) LLC,
4.33%, 4/25/06	(h)	9,374	9,374
4.34%, 2/15/06	(h)	8,250	8,250
4.35%, 2/15/06	(h)	3,750	3,750
Links Finance LLC,
4.29%, 10/6/06	(h)	7,520	7,520
4.33%, 4/18/06	(h)	9,374	9,374
4.36%, 2/27/06	(h)	11,250	11,250
Manufacturers & Traders, 4.37%, 12/29/06	(h)	5,623	5,623
Merck & Co., 4.37%, 2/23/06		9,716	9,716
Nationwide Building Society,
4.58%, 1/2/07	(h)	21,748	21,748
Proctor & Gamble, 4.46%, 1/30/07	(h)	7,687	7,687
Rabobank USA Financial Corp.,
4.13%, 1/3/06		28,109	28,109
San Paolo IMI Bank, 4.33%, 2/23/06		16,873	16,873
Sigma Finance, Inc., 4.34%, 3/22/06	(h)	18,747	18,747
SLM Corp., 4.37%, 1/30/07	(h)	18,748	18,748
Tango Finance Corp., 4.33%, 3/22/06	(h)	15,748	15,748
Wachovia Bank N.A., 4.30%, 10/2/06	(h)	22,498	22,498
Wells Fargo Bank San Francisco N.A.,
4.30%, 12/1/06	(h)	13,124	13,124
			584,498
Investment Company held as Collateral on Loaned Securities (7.5%)
JPMorgan Securities Lending Collateral
Investment Fund		189,401	189,401
Discount Notes (2.3%)
Federal Home Loan Bank 4.09%, 1/27/06		35,000	34,893
Federal Home Loan Mortgage Corporation 4.02%, 1/24/06		25,000	24,932
			59,825

Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $42,803	(f)	42,784	42,784
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.42%, 1/12/06	(j)	3,700	3,695
Total Short-Term Investments (Cost $880,212)			880,203
Total Investments+ (140.8%) (Cost $3,560,839) —
Including $758,296 of Securities Loaned			3,583,409
Liabilities in Excess of Other Assets (-40.8%)			(1,037,689)
Net Assets (100%)			$2,545,720

(c)	All or a portion of security on loan at December 31, 2005.
(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held $72,000 of fair valued securities, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REMIC	Real Estate Mortgage Investment Conduit
TBA	To Be Announced
+	At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $3,560,839,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,570,000 of which $88,031,000 related to appreciated securities and $65,461,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Currency			In		Net Unrealized
to			Exchange		Appreciation
Deliver	Value	Settlement	For	Value	(Depreciation)
(000)	(000)	Date	(000)	(000)	(000)
EUR 2,129	$2,524	1/26/06	USD 2,568	$2,568	$44

EUR — Euro

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	2,351	$257,214	Mar-06	$1,977
U.S. Treasury
Long Bond	1,242	141,821	Mar-06	2,320
Short:
Eurex 10 year
Euro Bund	18	2,596	Mar-06	(44)
U.S. Treasury
2yr. Note	40	8,208	Mar-06	(6)
U.S. Treasury
5yr. Note	1,856	197,374	Mar-06	(712)
				$3,535

Investment Grade Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (110.9%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.125%, 11/20/25-12/20/27		$630	$635
4.375%, 2/20/25-2/20/28		2,858	2,876
4.75%, 7/20/25		55	55
			3,566
Agency Fixed Rate Mortgages (28.2%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
8.25%, 10/1/06
10.00%, 9/1/17-11/1/20		65	71
10.25%, 7/1/09		14	15
11.00%, 1/1/16		26	28
13.00%, 9/1/10		1	1
Gold Pools:
6.00%, 2/1/32-4/1/32		98	99
6.50%, 7/1/25-3/1/32		465	478
7.00%, 2/1/26		63	65
7.50%, 5/1/16-6/1/32		5,225	5,490
8.00%, 11/1/29-10/1/31		1,226	1,308
8.50%, 12/1/30		184	199
10.00%, 10/1/19-1/1/21		84	92
10.50%, 3/1/16		65	69
January TBA
5.00%, 1/15/21	(i)	5,550	5,494
5.50%, 1/15/16	(i)	15,100	15,190
6.00%, 1/15/36	(i)	10,400	10,504
Federal National Mortgage Association,
Conventional Pools:
4.50%, 2/16/21		10,900	10,604
6.00%, 10/1/31-12/1/31		154	156
6.50%, 6/1/26-2/1/34		3,487	3,587
7.00%, 11/1/25-12/1/35		55,181	57,584
7.50%, 5/1/23-12/1/32		5,877	6,161
8.00%, 3/1/07-4/1/32		4,151	4,433
8.50%, 4/1/30-5/1/32		3,650	3,956
9.00%, 2/1/17		110	120
9.50%, 8/1/22		173	189
10.00%, 3/1/20-5/1/22		211	232
10.50%, 12/1/17-10/1/18		58	65
11.00%, 4/1/21		128	142
11.25%, 8/1/13		51	57
11.50%, 1/1/17-11/1/19		52	57
January TBA
5.00%, 1/25/20	(i)	10,400	10,289
Government National Mortgage Association,
Various Pools:
9.00%, 11/15/17		265	287
9.50%, 12/15/17-9/15/22		990	1,088
10.00%, 11/15/09-2/15/25		1,526	1,702
10.50%, 3/15/19		6	7
11.00%, 3/15/10-2/15/16		138	152
11.50%, 1/20/18		3	3
			139,974
Asset Backed Corporates (26.8%)
Aegis Asset Backed Securities Trust
4.49%, 10/25/35	(h)	2,910	2,912
American Express Credit Account Master Trust
4.48%, 12/15/09	(h)	2,000	2,004

Asset Backed Funding Certificates
4.46%, 1/25/35	(h)	944	945
4.57%, 6/25/25	(h)	273	273
Banc of America Securities Auto Trust
3.99%, 8/18/09		3,200	3,163
Bear Stearns Asset Backed Securities, Inc.
4.50%, 8/25/35	(h)	1,867	1,868
4.58%, 9/25/34	(h)	1,804	1,807
Capital Auto Receivables Asset Trust
4.05%, 7/15/09		3,225	3,192
4.45%, 1/15/08		2,100	2,102
Carrington Mortgage Loan Trust
4.46%, 6/25/35	(h)	1,387	1,388
4.50%, 10/25/35	(h)	3,106	3,109
4.51%, 1/25/35	(h)	1,172	1,173
Caterpillar Financial Asset Trust
3.90%, 2/25/09		2,750	2,718
CIT Equipment Collateral
3.50%, 9/20/08		1,350	1,331
CNH Equipment Trust
4.02%, 4/15/09		2,700	2,672
4.27%, 1/15/10		4,000	3,960
Daimler Chrysler Auto Trust
4.04%, 9/8/09		2,400	2,375
Equifirst Mortgage Loan Trust
4.44%, 4/25/35	(h)	1,440	1,442
First Franklin Mortgage Loan Asset Backed Certificates
4.48%, 7/25/35	(h)	2,400	2,402
4.50%, 10/25/35	(h)	2,519	2,521
Ford Credit Auto Owner Trust
4.17%, 1/15/09		2,100	2,085
GE Dealer Floorplan Master Note Trust
4.42%, 7/20/08	(h)	2,350	2,352
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	3,000	2,978
4.88%, 10/22/09	(e)	3,075	3,075
GMAC Mortgage Corp. Loan Trust
4.49%, 3/25/35	(h)	2,500	2,502
GSAMP Trust
4.47%, 4/25/35	(h)	1,011	1,012
4.50%, 2/25/35	(h)	436	436
Harley-Davidson Motorcycle Trust
3.76%, 12/17/12		3,800	3,728
4.07%, 2/15/12		2,300	2,266
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	1,825	1,830
Honda Auto Receivables Owner Trust
3.87%, 4/20/09		2,775	2,737
3.93%, 1/15/09		1,675	1,657
4.80%, 10/19/09		2,475	2,479
Hyundai Auto Receivables Trust
3.98%, 11/16/09		2,200	2,171
JP Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(e)(h)	1,269	1,270
Long Beach Mortgage Loan Trust
4.46%, 4/25/35	(h)	1,301	1,302
4.52%, 2/25/35	(h)	865	866
Mastr Asset Backed Securities Trust
4.47%, 3/25/35	(h)	1,104	1,105
MBNA Credit Card Master Note Trust
4.51%, 2/16/10	(h)	3,200	3,209
MBNA Master Credit Card Trust USA
5.90%, 8/15/11		940	972
7.80%, 10/15/12		2,715	3,041
Merrill Auto Trust Securitization
4.10%, 8/25/09		3,475	3,437
Merrill Lynch Mortgage Investors, Inc.
4.48%, 9/25/35	(h)	492	492

4.58%, 8/25/35	(h)	231	231
National City Auto Receivables Trust
2.88%, 5/15/11		2,643	2,548
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h)	55	55
4.56%, 8/25/34	(h)	82	82
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		3,600	3,560
Novastar Home Equity Loan
4.50%, 6/25/35	(h)	2,801	2,803
Option One Mortgage Loan Trust
4.68%, 11/25/34	(h)	2,428	2,432
Ownit Mortgage Loan Asset Backed Certificates
4.49%, 3/25/36	(h)	1,183	1,184
Park Place Securities, Inc.
4.46%, 6/25/35	(h)	1,578	1,578
Peco Energy Transition Trust
6.05%, 3/1/09		998	1,007
Residential Asset Mortgage Products, Inc.
4.49%, 1/25/35	(h)	982	983
Residential Asset Securities Corp.
4.54%, 10/25/22	(h)	522	523
4.55%, 7/25/21	(h)	162	162
Saxon Asset Securities Trust
4.47%, 10/25/35	(h)	2,124	2,126
SLM Student Loan Trust
4.24%, 1/25/13	(h)	523	523
Specialty Underwriting & Residential Finance
4.49%, 12/25/35	(h)	1,202	1,203
4.50%, 6/25/36	(h)	2,168	2,169
Terwin Mortgage Trust
4.50%, 7/25/35	(e)(h)	1,726	1,727
4.77%, 11/25/35	(h)	893	895
4.85%, 12/25/34	(h)	1,315	1,316
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		700	694
USAA Auto Owner Trust
2.41%, 2/15/07		34	34
3.58%, 2/15/11		4,050	3,972
3.90%, 7/15/09		2,625	2,597
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		3,225	3,226
Wachovia Auto Owner Trust
2.49%, 4/20/07		21	21
2.91%, 4/20/09		1,375	1,355
4.06%, 9/21/09		1,700	1,682
World Omni Auto Receivables Trust
2.58%, 7/12/07		386	386
3.29%, 11/12/08		1,400	1,385
			132,818
Collateralized Mortgage Obligations — Agency Collateral Series (0.8%)
Federal Home Loan Mortgage Corporation Inv Fl IO
1.50%, 3/15/24		3,376	95
3.631%, 3/15/32		741	62
Federal Home Loan Mortgage Corporation IO
6.00%, 5/1/31		1,412	270
6.50%, 4/1/28-5/15/33		2,531	537
8.00%, 1/1/28-6/1/31		286	63
Federal Home Loan Mortgage Corporation IO PAC
6.00%, 5/15/30-4/15/32		3,063	290
Federal Home Loan Mortgage Corporation PAC
10.00%, 6/15/20		24	24
Federal National Mortgage Association Inv Fl IO
3.67%, 10/25/28		657	31
3.72%, 12/25/29		224	6
4.69%, 5/18/27		1,072	97
4.72%, 10/25/30		319	20

Federal National Mortgage Association IO
6.00%, 8/25/32-11/25/32		2,139	297
6.50%, 2/25/33-6/25/33		6,759	1,412
7.00%, 4/25/33		1,084	244
7.50%, 11/1/29		1,459	355
8.00%, 4/1/24-12/1/31		1,217	271
9.00%, 11/1/26		129	35
Government National Mortgage Association Inv Fl IO
4.13%, 8/16/29		810	62
			4,171
Collateralized Mortgage Obligations — Non-Agency Collateral Series (1.3%)
Countrywide Alternative Loan Trust
0.946%, 12/20/35	(e)	20,300	1,037
0.956%, 2/25/37		15,000	851
1.439%, 11/20/35	(e)	22,775	740
Countrywide Asset-Backed Certificates
4.53%, 5/25/36		3,725	3,725
			6,353
Finance (7.5%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	1,910	2,031
American General Finance Corp.
4.625%, 9/1/10		915	896
AXA Financial, Inc.
6.50%, 4/1/08		760	788
Bank of New York (The)
3.80%, 2/1/08		250	245
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		285	286
Bank One Corp.
6.00%, 2/17/09		1,350	1,384
CIT Group, Inc.
2.875%, 9/29/06		590	582
4.75%, 8/15/08		490	488
7.375%, 4/2/07		195	201
Citicorp
6.375%, 11/15/08		705	735
Citigroup, Inc.
5.625%, 8/27/12		1,075	1,110
5.75%, 5/10/06		156	157
6.00%, 2/21/12		465	489
Countrywide Home Loans, Inc.
3.25%, 5/21/08		1,150	1,105
EOP Operating LP
7.50%, 4/19/29		710	802
Farmers Exchange Capital
7.05%, 7/15/28	(e)	675	716
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	725	882
General Electric Capital Corp.
4.25%, 12/1/10	(c)	445	435
6.75%, 3/15/32	(c)	1,340	1,578
Goldman Sachs Group, Inc.
6.60%, 1/15/12		730	785
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		170	168
HSBC Finance Corp.
4.125%, 12/15/08		450	440
5.875%, 2/1/09		345	353
6.375%, 10/15/11		538	569
6.40%, 6/17/08		465	480
6.75%, 5/15/11		365	392
Huntington National Bank
4.375%, 1/15/10		520	510
International Lease Finance Corp.
3.75%, 8/1/07		500	491
JPMorgan Chase & Co.
6.00%, 2/15/09		940	966

M&I Marshall & Ilsley Bank
3.80%, 2/8/08		1,365	1,340
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	1,100	1,081
Marsh & McLennan Cos., Inc.
5.375%, 7/15/14		1,320	1,301
MBNA America Bank NA
7.125%, 11/15/12		345	386
MBNA Corp.
4.72%, 5/5/08		995	1,003
6.125%, 3/1/13		335	356
Nationwide Building Society
4.25%, 2/1/10	(e)	1,065	1,039
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		585	587
7.50%, 6/1/17		550	562
Prudential Holdings LLC
7.245%, 12/18/23	(c)(e)	310	372
Residential Capital Corp.
6.375%, 6/30/10		1,460	1,485
SLM Corp.
4.00%, 1/15/10		705	679
5.00%, 10/1/13		865	856
Sovereign Bank
4.00%, 2/1/08		105	103
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		855	855
Two-Rock Pass Through Trust
5.27%, 12/31/49	(e)(h)	645	642
Washington Mutual Bank FA
5.50%, 1/15/13		170	173
Washington Mutual, Inc.
8.25%, 4/1/10		920	1,025
World Financial Properties
6.91%, 9/1/13	(e)	2,092	2,199
Xlliac Global Funding
4.80%, 8/10/10	(e)	1,110	1,097
			37,205
Industrials (6.8%)
America West Airlines, Inc.
7.10%, 4/2/21		1,154	1,228
Baxter FinCo BV	(e)
4.75%, 10/15/10		825	815
Brascan Corp.
7.125%, 6/15/12	(c)	615	671
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		394	382
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		540	559
Caterpillar Financial Services Corp.
3.625%, 11/15/07		190	186
4.44%, 8/20/07	(h)	895	897
Clorox Co.
4.614%, 12/14/07	(h)	920	922
Comcast Cable Communications, Inc.
6.75%, 1/30/11		440	466
Conagra Foods Inc
7.00%, 10/1/28		190	207
8.25%, 9/15/30		95	118
Consumers Energy Co.
4.80%, 2/17/09		500	494
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	(e)	1,180	1,187
COX Communications, Inc.
4.625%, 1/15/10		585	567
CVS Corp.
5.625%, 3/15/06		860	861
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31		430	522

Deutsche Telekom International Finance BV
8.75%, 6/15/30	(e)	830	1,059
FBG Finance Ltd.
5.125%, 6/15/15		795	775
Federated Department Stores, Inc.
6.30%, 4/1/09		370	382
FedEx Corp.
2.65%, 4/1/07		550	535
France Telecom S.A.
8.50%, 3/1/31		790	1,057
Harrahs Operating Co., Inc.
5.625%, 6/1/15		950	935
Heinz (H.J.) Co.
6.428%, 12/1/20	(e)	405	416
Hyatt Equities LLC
6.875%, 6/15/07	(e)	680	694
ICI Wilmington, Inc.
4.375%, 12/1/08		400	390
Knight Ridder, Inc.
5.75%, 9/1/17	(c)	470	399
Kroger Co. (The)
7.50%, 4/1/31	(c)	915	1,025
LG Electronics, Inc.
5.00%, 6/17/10	(e)	420	412
Limited Brands
6.95%, 3/1/33		455	462
Miller Brewing Co.
4.25%, 8/15/08	(e)	800	786
Mohawk Industries, Inc.
7.20%, 4/15/12		450	497
News America Holdings, Inc.
7.75%, 2/1/24		565	639
Norfolk Southern Corp.
7.35%, 5/15/07		505	521
Northrop Grumman Corp.
4.079%, 11/16/06		580	576
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	165
Pemex Project Funding Master Trust
8.625%, 2/1/22		740	914
9.125%, 10/13/10		185	213
Raytheon Co.
8.30%, 3/1/10		460	516
Safeway, Inc.
7.25%, 2/1/31	(c)	270	292
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	465	445
SBC Communications Inc.
6.15%, 9/15/34	(c)	445	449
Sealed Air Corp.
5.625%, 7/15/13	(c)(e)	1,010	1,004
Southwest Airlines Co.
5.496%, 11/1/06		520	522
Sprint Capital Corp.
8.75%, 3/15/32		220	293
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	1,242	1,322
TCI Communications, Inc.
7.875%, 2/15/26		520	602
Telecom Italia Capital S.A.
4.00%, 1/15/10		1,100	1,049
Textron Financial Corp.
4.125%, 3/3/08		510	502
Union Pacific Corp.
6.625%, 2/1/08		370	382
6.65%, 1/15/11		290	309
6.79%, 11/9/07		225	232

Verizon New England, Inc.
6.50%, 9/15/11		610	626
Vodafone Group plc
4.61%, 12/28/07	(h)	745	745
WellPoint Health Networks, Inc.
6.375%, 6/15/06		735	740
WellPoint, Inc.
6.80%, 8/1/12		100	109
WPP Finance UK Corp.
5.875%, 6/15/14		490	498
			33,571
Mortgages — Other (4.9%)
Banc of America Funding Corp.
4.72%, 9/20/35	(h)	2,120	2,119
California Federal Savings & Loan Association
8.80%, 1/1/14		4	4
Countrywide Alternative Loan Trust
4.63%, 11/20/35	(h)	2,435	2,434
First Federal Savings & Loan Association
8.75%, 6/1/06
Harborview Mortgage Loan Trust
4.66%, 7/19/45	(h)	1,505	1,507
4.75%, 11/19/35	(h)	2,270	2,271
Harborview Mortgage Loan Trust IO
0.955%, 5/19/35	(h)	27,234	730
Merrill Lynch Mortgage Investors, Inc.
4.56%, 8/25/35	(h)	2,854	2,854
Ryland Acceptance Corp. IV
6.65%, 7/1/11		85	85
Thornburg Mortgage Securities Trust
4.53%, 6/25/44	(h)	266	266
Washington Mutual, Inc.
4.62%, 12/25/45	(h)	4,350	4,350
4.64%, 10/25/45	(h)	2,954	2,954
4.67%, 8/25/45	(h)	1,914	1,915
4.70%, 7/25/44	(h)	547	548
4.95%, 11/25/45	(h)	2,090	2,092
			24,129
Sovereign (0.4%)
United Mexican States
8.00%, 9/24/22		100	124
8.30%, 8/15/31		505	650
8.375%, 1/14/11		1,130	1,291
			2,065
U.S. Treasury Securities (31.3%)
U.S. Treasury Strips
IO
4.55%, 5/15/16	(c)	8,000	5,017
4.58%, 2/15/17	(c)	5,000	3,022
4.63%, 2/15/25	(c)	1,850	762
4.64%, 8/15/18	(c)	3,950	2,214
4.65%, 2/15/19		18,000	9,848
4.65%, 8/15/19	(c)	21,500	11,496
4.65%, 5/15/19	(c)	6,100	3,299
4.66%, 11/15/19	(c)	5,950	3,141
4.67%, 5/15/22	(c)	12,600	5,909
4.67%, 5/15/20	(c)	16,700	8,603
4.67%, 8/15/20	(c)	14,400	7,333
4.67%, 2/15/21	(c)	13,350	6,643
4.67%, 2/15/20	(c)	37,425	19,505
4.68%, 5/15/21	(c)	58,590	28,777
4.69%, 2/15/22	(c)	9,500	4,507
4.69%, 11/15/21	(c)	14,350	6,876
U.S. Treasury Strips
PO
5/15/21-2/15/27	(c)	63,625	27,946
			154,898

Utilities (2.2%)
Ameren Corp.
4.263%, 5/15/07		685	675
Arizona Public Service Co.
5.80%, 6/30/14		745	769
6.75%, 11/15/06		265	269
Carolina Power & Light Co.
5.125%, 9/15/13		760	759
CC Funding Trust I
6.90%, 2/16/07		740	755
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		440	452
Consolidated Natural Gas Co.
5.00%, 12/1/14		490	476
6.25%, 11/1/11		720	755
Detroit Edison Co.
6.125%, 10/1/10		120	125
Entergy Gulf States, Inc.
3.60%, 6/1/08		345	332
4.81%, 12/1/09	(h)	455	444
Exelon Corp.
6.75%, 5/1/11		545	581
FPL Group Capital, Inc.
3.25%, 4/11/06	(c)	785	782
NiSource Finance Corp.
4.95%, 11/23/09	(c)(h)	535	537
Pacific Gas & Electric Co.
6.05%, 3/1/34		360	374
Public Service Electric & Gas Co.
5.00%, 1/1/13		580	574
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	890	1,031
Sempra Energy
4.621%, 5/17/07		530	527
Texas Eastern Transmission LP
7.00%, 7/15/32		425	497
Wisconsin Electric Power Co.
3.50%, 12/1/07		210	205
			10,919
			549,669
Total Fixed Income Securities (Cost $559,027)			582,270

Shares
Preferred Stock (0.4%)
Mortgages — Other (0.4%)
Home Ownership Funding Corp.
13.331% (Cost $1,953)	(e) (g)	7,150	1,979

	Face
	Amount
	(000)
Short-Term Investments (27.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (23.4%)
Abbey National Treasury Services,
4.14%, 1/13/06	(h)	2,747	2,747
Alliance & Leister plc, 4.33%, 1/30/07	(h)	3,711	3,711
Bank of America, 4.31%, 11/7/06	(h)	816	816
Bank of New York Co., Inc.,
4.33%, 1/30/07	(h)	1,856	1,856
Bear Stearns, 4.38%, 6/15/06	(h)	3,711	3,711
Calyon NY, 4.40%, 2/27/06	(h)	1,484	1,484
Cancara Asset Securitisation Ltd.,
4.26%, 1/17/06		5,530	5,530
CC USA, Inc., 4.33%, 4/18/06	(h)	1,856	1,856
CIC NY, 4.34%, 2/13/06	(h)	5,567	5,567
Ciesco LLC, 4.25%, 1/17/06		1,844	1,844
Dekabank Deutsche Girozentrale, 4.17%, 5/19/06	(h)	3,786	3,786
Deutsche Bank Securities, Inc.,
4.27%, 1/3/06		33,925	33,925
Goldman Sachs Group, Inc.,
4.38%, 1/30/07	(h)	1,856	1,856

HSBC USA, NY, 4.12%, 2/6/06		1,856	1,856
K2 (USA) LLC,
4.33%, 4/25/06	(h)	1,633	1,633
4.34%, 2/15/06	(h)	1,856	1,856
4.35%, 2/15/06	(h)	742	742
Links Finance LLC,
4.29%, 10/6/06	(h)	2,227	2,227
4.33%, 4/18/06	(h)	1,856	1,856
4.36%, 2/27/06	(h)	1,489	1,489
Manufacturers & Traders, 4.37%, 12/29/06	(h)	1,113	1,113
Merck & Co., 4.37%, 2/23/06		1,923	1,923
Nationwide Building Society,
4.58%, 1/2/07	(h)	4,305	4,305
Proctor & Gamble, 4.46%, 1/30/07	(h)	1,522	1,522
Rabobank USA Financial Corp.,
4.13%, 1/3/06		5,564	5,564
San Paolo IMI Bank, 4.33%, 2/23/06		3,340	3,340
Sigma Finance, Inc., 4.34%, 3/22/06	(h)	3,711	3,711
SLM Corp., 4.37%, 1/30/07	(h)	3,711	3,711
Tango Finance Corp., 4.33%, 3/22/06	(h)	3,117	3,117
Wachovia Bank N.A., 4.30%, 10/2/06	(h)	4,454	4,454
Wells Fargo Bank San Francisco N.A.,
4.30%, 12/1/06	(h)	2,598	2,598
			115,706
Investment Company held as Collateral on Loaned Securities (3.5%)
JPMorgan Securities Lending Collateral
Investment Fund		17,279	17,279
Repurchase Agreement (0.1%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $653	(f)	653	653
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.539%, 1/12/06	(j)	940	939
Total Short-term Investments (Cost $134,577)			134,577
Total Investments+ (138.5%) (Cost $679,366) —
Including $130,239 of Securities Loaned			686,225
Liabilities in Excess of Other Assets (-38.5%)			(190,673)
Net Assets (100%)			$495,552

(c)	All or a portion of security on loan at December 31, 2005.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
TBA	To be announced
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $679,366,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $6,859,000 of which $14,477,000 related to appreciated securities and $7,618,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
U.S. Treasury
Long Bond	555	$63,374	Mar-06	$1,028
U.S. Treasury
10yr. Note	227	24,835	Mar-06	115
Short:
U.S. Treasury
2yr. Note	186	38,165	Mar-06	(7)
U.S. Treasury
5yr. Note	145	15,420	Mar-06	61
				$1,197

U.S. Core Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (110.7%)
Agency Adjustable Rate Mortgages (0.7%)
Government National Mortgage Association, Adjustable Rate Mortgages:
4.125%, 10/20/27-12/20/27		$41	$41
4.375%, 2/20/25-1/20/28		1,184	1,190
4.75%, 8/20/25-9/20/27		307	310
			1,541
Agency Fixed Rate Mortgages (28.4%)
Federal National Mortgage Association
7.00%, 10/1/31-11/1/35		2,383	2,488
Federal Home Loan Mortgage Corporation, Conventional Pools:
10.00%, 10/1/12-11/1/20		40	44
11.50%, 8/1/19		36	40
Federal Home Loan Mortgage Corporation, Gold Pools:
6.50%, 2/1/29-4/1/29	(i)	113	116
7.50%, 2/1/30-6/1/32		614	645
8.00%, 10/1/29-10/1/31		628	671
8.50%, 3/1/30-7/1/31		253	274
10.00%, 6/1/17-3/1/21		120	131
Federal Home Loan Mortgage Corporation, January TBA
5.00%, 1/15/21	(i)	2,400	2,376
5.50%, 1/15/16	(i)	6,700	6,740
6.00%, 1/15/36	(i)	4,450	4,494
Federal National Mortgage Association, Conventional Pools:
4.50%, 2/16/21		5,050	4,913
6.50%, 7/1/29-6/1/34		3,585	3,686
7.00%, 2/1/26-12/1/35		18,349	19,151
7.50%, 7/1/29-7/1/32		3,218	3,373
8.00%, 4/1/25-8/1/32		2,926	3,127
8.50%, 5/1/23-5/1/32		2,066	2,239
9.00%, 4/1/26		610	660
9.50%, 2/1/20-8/1/21		288	317
10.00%, 8/1/18-2/1/25		54	61
10.50%, 11/1/10-10/1/18		54	61
11.00%, 9/1/19-9/1/20		93	103
11.50%, 11/1/19		76	83
Federal National Mortgage Association, January TBA
5.00%, 1/25/20	(i)	4,875	4,823
7.00%, 1/25/35	(i)	1,500	1,565
Government National Mortgage Association, Various Pools:
9.00%, 11/15/17		46	50
9.50%, 12/15/17-12/15/21		335	368
10.00%, 9/15/18-4/15/25		319	356
10.50%, 11/15/14-2/15/25		658	742
11.00%, 12/15/09-7/15/20		63	70
11.50%, 4/15/13-8/15/13		40	44
12.00%, 12/15/12-3/15/14		11	12
			63,823
Asset Backed Corporates (27.2%)
Asset Backed Funding Certificates
4.459%, 1/25/35	(h)	486	486
4.569%, 6/25/25	(h)	67	67
Banc of America Securities Auto Trust
3.99%, 8/18/09		1,500	1,483
Bear Stearns Asset Backed Securities, Inc.
4.499%, 8/25/35	(h)	759	760
4.58%, 9/25/34	(h)	798	799
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		800	790
4.05%, 7/15/09		1,600	1,583
4.45%, 1/15/08	(h)	950	951
Carrington Mortgage Loan Trust

4.459%, 6/25/35	(h)	677	677
4.499%, 10/25/35	(h)	1,360	1,361
4.51%, 1/25/35	(h)	528	528
4.529%, 9/25/35	(h)	1,017	1,017
Caterpillar Financial Asset Trust
3.90%, 2/25/09		1,300	1,285
Chase Credit Card Master Trust
5.50%, 11/17/08		865	869
CIT Equipment Collateral
3.50%, 9/20/08		625	616
Citibank Credit Card Issuance Trust
6.875%, 11/16/09	(c)	1,240	1,287
CNH Equipment Trust
4.02%, 4/15/09		1,275	1,262
4.27%, 1/15/10		1,575	1,559
Daimler Chrysler Auto Trust
4.04%, 9/8/09		1,200	1,187
Equifirst Mortgage Loan Trust
4.439%, 4/25/35	(h)	695	696
First Franklin Mortgage Loan Asset Backed Certificates
3.95%, 10/25/35	(h)	1,248	1,248
4.479%, 7/25/35	(h)	1,393	1,394
Ford Credit Auto Owner Trust
4.17%, 1/15/09		975	968
GE Dealer Floorplan Master Note Trust
4.42%, 7/20/08	(h)	950	951
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	1,275	1,266
GSAMP Trust
4.55%, 11/25/34	(h)	979	980
4.469%, 4/25/35	(h)	455	455
4.499%, 2/25/35	(h)	236	236
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		507	503
3.76%, 12/17/12		1,750	1,717
4.07%, 2/15/12		1,125	1,109
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		270	269
3.87%, 4/20/09		1,375	1,356
3.93%, 1/15/09		800	791
4.80%, 10/19/09		1,125	1,127
Hyundai Auto Receivables Trust
3.98%, 11/16/09		950	937
JP Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(e)(h)	517	517
Long Beach Mortgage Loan Trust
3.46%, 4/25/35	(h)	588	589
4.52%, 2/25/35	(h)	379	379
Mastr Asset Backed Securities Trust
3.47%, 3/25/35	(h)	526	526
MBNA Master Credit Card Trust USA
4.72%, 10/15/12		1,480	1,658
Merrill Lynch Mortgage Investors, Inc.
4.56%, 9/25/35	(h)	218	218
4.579%, 8/25/35	(h)	111	111
National City Auto Receivables Trust
2.88%, 5/15/11		1,350	1,302
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h)	31	31
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		1,750	1,731
Novastar Home Equity Loan
4.499%, 6/25/35	(h)	1,237	1,238
Option One Mortgage Loan Trust
4.68%, 11/25/34	(h)	1,064	1,066
Ownit Mortgage Loan Asset Backed Certificates
3.49%, 3/25/36	(h)	556	556
Residential Asset Mortgage Products, Inc.
4.489%, 10/25/26	(h)	447	447
Residential Asset Securities Corp.

4.549%, 7/25/21	(h)	73	73
Saxon Asset Securities Trust
4.469%, 10/25/35	(h)	1,023	1,024
4.489%, 5/25/35	(h)	253	253
SLM Student Loan Trust
4.22%, 10/25/12	(h)	1,054	1,052
4.24%, 1/25/13	(h)	470	471
Specialty Underwriting & Residential Finance
4.48%, 12/25/35	(h)	605	606
4.49%, 12/25/35	(h)	534	535
Structured Asset Investment Loan Trust
4.469%, 6/25/35	(h)	738	738
4.479%, 7/25/35	(h)	1,318	1,319
Terwin Mortgage Trust
4.50%, 11/25/35	(h)	400	401
4.77%, 7/25/35	(e)(h)	753	754
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		300	297
USAA Auto Owner Trust
2.41%, 2/15/07		13	13
3.16%, 2/17/09		700	691
3.58%, 2/15/11		1,850	1,815
3.90%, 7/15/09		1,125	1,113
Volkswagen Auto Lease Trust
3.82%, 5/20/08		1,000	991
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		1,500	1,500
Wachovia Auto Owner Trust
2.49%, 4/20/07		9	9
2.91%, 4/20/09		650	641
4.06%, 9/21/09		825	816
Wells Fargo Home Equity Trust
4.55%, 2/25/18	(h)	193	193
World Omni Auto Receivables Trust
2.58%, 7/12/07	(e)	155	154
3.29%, 11/12/08	(e)	625	618
			61,016
Collateralized Mortgage Obligations- Agency Collateral Series (1.2%)
Countrywide Alternative Loan Trust
1.439%, 11/20/35	(e)(h)	10,350	336
1.557%, 12/20/35		9,200	470
Federal Home Loan Mortgage Corporation Inv Fl IO
1.50%, 3/15/24		675	19
Federal Home Loan Mortgage Corporation Inv Fl IO TAC
4.782%, 10/15/29		69	2
Federal Home Loan Mortgage Corporation IO
5.00%, 12/15/16		1,558	158
6.00%, 5/1/31		905	173
6.50%, 4/1/28-5/15/33		1,634	347
8.00%, 1/1/28-6/1/31		108	24
Federal National Mortgage Association Inv Fl IO
3.08%, 2/17/31		508	34
3.67%, 10/25/28		686	32
3.721%, 12/25/29		141	4
Federal National Mortgage Association IO
6.00%, 8/25/32-11/25/32		1,366	191
6.50%, 2/25/33-5/25/33		2,190	453
7.00%, 4/25/33		869	195
8.00%, 4/1/24-12/1/31		777	173
9.00%, 11/1/26		49	13
Federal National Mortgage Association IO PAC
8.00%, 8/18/27		45	9
Government National Mortgage Association Inv Fl IO
4.42%, 9/16/27	(h)	313	22
3.58%, 12/16/25		715	49
3.808%, 9/16/31		124	7
4.23%, 8/16/29		648	51
4.704%, 9/20/30		130	9
			2,771

Collateralized Mortgage Obligations- Non-Agency Collateral Series (8.4%)
Harborview Mortgage Loan Trust IO
0.955%, 5/19/35	(h)	12,224	327
Finance (8.3%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	850	904
American General Finance Corp.
4.625%, 5/15/09-9/1/10		575	565
AXA Financial, Inc.
6.50%, 4/1/08		105	109
Bank of New York (The)
3.80%, 2/1/08		250	245
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		165	166
CIT Group, Inc.
2.875%, 9/29/06		340	335
4.75%, 8/15/08		215	214
Citigroup, Inc.
5.625%, 8/27/12		850	877
5.75%, 5/10/06		90	90
6.00%, 2/21/12		120	126
Countrywide Home Loans, Inc.
3.25%, 5/21/08		1,045	1,004
EOP Operating LP
7.50%, 4/19/29		280	316
Farmers Exchange Capital
7.05%, 7/15/28	(e)	165	175
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	475	578
General Electric Capital Corp.
4.25%, 12/1/10	(c)	230	225
4.75%, 9/15/14		60	59
5.875%, 2/15/12	(c)	50	52
6.75%, 3/15/32		470	554
Goldman Sachs Group, Inc.
5.25%, 10/15/13		135	135
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		360	357
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	825	827
HSBC Finance Corp.
4.125%, 12/15/08		100	98
5.875%, 2/1/09		290	297
6.375%, 10/15/11		185	196
6.75%, 5/15/11		235	252
8.00%, 7/15/10		150	168
Huntington National Bank
4.375%, 1/15/10		250	245
JPMorgan Chase & Co.
6.00%, 2/15/09		635	653
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		575	564
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	400	393
Marsh & McClennan Companies, Inc.
5.375%, 7/15/14		575	567
MBNA Corp.
4.721%, 5/5/08	(h)	475	479
6.125%, 3/1/13		310	329
Nationwide Building Society
4.25%, 2/1/10	(e)	465	454
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		260	261
7.50%, 6/1/17		265	271
Prudential Holdings LLC
7.245%, 12/18/23	(e)	105	126
Residential Capital Corp.
6.375%, 6/30/10		670	681
SLM Corp.
4.00%, 1/15/10		205	197

5.00%, 10/1/13		490	485
Sovereign Bank
4.00%, 2/1/08		100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		415	415
Two-Rock Pass Through Trust
5.27%, 12/31/49	(e)(h)	315	313
U.S. Bank N.A.
2.85%, 11/15/06		455	448
Wachovia Corp.
4.95%, 11/1/06		760	760
Washington Mutual, Inc.
8.25%, 4/1/10		495	552
World Financial Properties
6.91%, 9/1/13		165	173
6.95%, 9/1/13		666	700
Xlliac Global Funding
4.80%, 8/10/10	(e)	490	484
			18,899
Industrials (7.4%)
America West Airlines, Inc.
7.10%, 4/2/21		602	641
Baxter FinCo BV
4.75%, 10/15/10	(e)	370	365
Brascan Corp.
7.125%, 6/15/12	(c)	270	295
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		175	170
Burlington Northhern Santa Fe Corp.
6.125%, 3/15/09		260	269
Caterpillar Financial Services Corp.
3.625%, 11/15/07		110	108
4.44%, 8/20/07	(h)	395	396
Clorox Co.
4.614%, 12/14/07	(h)	415	416
Comcast Cable Communications
6.75%, 1/30/11		265	281
Conagra Foods Inc
8.25%, 9/15/30		80	99
ConAgra Foods, Inc.
7.00%, 10/1/28		80	87
Consumers Energy Co.
4.80%, 2/17/09		225	222
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12	(e)	595	598
COX Communications, Inc.
4.625%, 1/15/10		260	252
DaimlerChrysler N.A. Holding Corp.
8.50%, 1/18/31		190	231
Deutsche Telekom International Finance BV
8.75%, 6/15/30		360	459
FBG Finance Ltd.
5.125%, 6/15/15	(e)	385	375
Federated Department Stores, Inc.
6.625%, 9/1/08		120	124
FedEx Corp.
2.65%, 4/1/07		215	209
France Telecom S.A.
8.50%, 3/1/31		330	442
GE Equipment Small Ticket LLC
4.88%, 10/22/09	(e)	1,375	1,375
Harrahs Operating Co., Inc.
5.625%, 6/1/15		430	423
Heinz (H.J.) Co.
6.428%, 12/1/20	(e)	190	195
Hyatt Equities LLC
6.875%, 6/15/07	(e)	280	286
ICI Wilmington, Inc.
4.375%, 12/1/08		235	229
Knight Ridder, Inc.

5.75%, 9/1/17		245	208
Kroger Co. (The)
7.50%, 4/1/31	(c)	420	470
LG Electronics, Inc.
5.00%, 6/17/10	(c)(e)	210	206
Ltd. Brands
6.95%, 3/1/33		200	203
Miller Brewing Co.
4.25%, 8/15/08	(e)	355	349
Mohawk Industries, Inc.
7.20%, 4/15/12		215	237
News America Holdings, Inc.
7.75%, 2/1/24		440	497
News America, Inc.
7.125%, 4/8/28		80	86
Norfolk Southern Corp.
7.35%, 5/15/07		245	253
Northrop Grumman Corp.
4.079%, 11/16/06		235	233
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		115	112
Pemex Project Funding Master Trust
7.375%, 12/15/14		890	991
Raytheon Co.
6.15%, 11/1/08		46	48
8.30%, 3/1/10		145	163
Safeway, Inc.
7.25%, 2/1/31	(c)	125	135
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	230	220
SBC Communications Inc.
6.15%, 9/15/34	(c)	210	212
Sealed Air Corp.
5.625%, 7/15/13	(e)	480	477
Southwest Airlines Co.
5.496%, 11/1/06		325	327
Sprint Capital Corp.
8.75%, 3/15/32		80	106
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	391	417
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10		490	469
Textron Financial Corp.
4.125%, 3/3/08		230	227
Union Pacific Corp.
3.625%, 6/1/10		305	288
6.625%, 2/1/08		155	160
Vodafone Group plc
4.61%, 12/28/07	(h)	335	335
WellPoint Health Networks, Inc.
6.375%, 6/15/06		380	383
WPP Finance UK Corp.
5.875%, 6/15/14		215	219
			16,578
Mortgages - Other (5.5%)
Banc of America Funding Corp.
4.72%, 9/20/35	(h)	986	986
Countrywide Alternative Loan Trust
0.95%, 2/25/36	(e)(h)	6,800	386
4.63%, 11/20/35	(h)	1,068	1,068
Countrywide Asset-Backed Certificates
4.539%, 5/25/36	(h)	1,675	1,675
Gemsco Mortgage Pass Through Certificate
8.701%, 11/25/10	(d)	12	12
Harborview Mortgage Loan Trust
4.66%, 7/19/45	(h)	659	659
4.75%, 9/19/35	(h)	987	987
Merrill Lynch Mortgage Investors, Inc.
4.48%, 8/25/35	(h)	1,238	1,238
Thornburg Mortgage Securities Trust

4.53%, 6/25/44	(h)	115	115
Washington Mutual, Inc.
4.62%, 7/25/44 - 12/25/45	(h)	1,299	1,299
4.64%, 10/25/45	(h)	1,307	1,307
4.67%, 12/25/45	(h)	900	900
4.70%, 9/25/35	(h)	827	828
4.95%, 11/25/45	(h)	959	960
			12,420
Sovereign (0.4%)
United Mexican States
8.30%, 8/15/31		465	599
8.375%, 1/14/11		180	205
			804
U.S. Treasury Securities (29.4%)
U.S. Treasury Strips IO
4.55%, 5/15/16		1,000	627
4.58%, 2/15/17		2,000	1,209
4.64%, 8/15/18		1,850	1,037
4.65%, 2/15/19-8/15/19		29,750	16,043
4.66%, 11/15/19		3,000	1,584
4.67%, 2/15/20-2/15/21	(c)	31,000	15,895
4.68%, 5/15/21-5/15/22		35,705	17,423
4.69%, 11/15/21-2/15/22		9,725	4,640
U.S. Treasury Strips PO
Zero Coupon, 11/15/21-2/15/25	(c)	17,300	7,483
			65,941
Utilities (2.1%)
Ameren Corp.
4.263%, 5/15/07		320	316
Arizona Public Service Co.
5.80%, 6/30/14	(c)	330	341
6.75%, 11/15/06		120	122
Carolina Power & Light Co.
5.125%, 9/15/13		340	340
CC Funding Trust I
6.90%, 2/16/07		270	275
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		265	272
Consolidated Natural Gas Co.
5.00%, 12/1/14		250	243
6.25%, 11/1/11		195	204
Detroit Edison Co.
6.125%, 10/1/10		100	104
Entergy Gulf States, Inc.
3.60%, 6/1/08		200	192
4.81%, 12/1/09	(h)	155	151
Exelon Corp.
6.75%, 5/1/11		175	187
FPL Group Capital, Inc.
3.25%, 4/11/06		350	349
NiSource Finance Corp.
4.95%, 11/23/09	(c)(h)	240	241
Pacific Gas & Electric Co.
6.05%, 3/1/34		150	156
Public Service Electric & Gas Co.
5.00%, 1/1/13		345	342
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	225	261
Sempra Energy
4.621%, 5/17/07		230	228
Texas Eastern Transmission LP
7.00%, 7/15/32		170	199
Wisconsin Electric Power Co.
3.50%, 12/1/07		60	58
			4,581
Total Fixed Income Securities ($246,749)			248,374

		Shares
Preferred Stocks (0.4%)
Mortgages - Other
Home Ownership Funding Corp.
13.331% (Cost $809)	(e)(g)	2,975	824

		Face
		Amount
		(000)
Short-Term Investments (22.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (19.6%)
Abbey National Treasury Services, 4.14%, 10/18/05	(h)	1,043	1,043
Alliance And Leister plc, 4.33%, 12/08/05	(h)	1,409	1,409
Bank of America, 4.31%, 12/30/05	(h)	310	310
Bank of New York Co., Inc, 4.33%, 12/12/05	(h)	704	704
Bear Stearns, 4.38%, 12/15/05	(h)	1,409	1,409
Calyon N.Y., 4.40%, 11/28/05	(h)	563	563
Cancara Asset Securitsation, Ltd., 4.26%, 11/22/05		2,099	2,099
CC USA, Inc., 4.33%, 12/30/05	(h)	704	704
CIC, N.Y., 4.34%, 12/13/05	(h)	2,113	2,113
Ciesco LLC, 4.25%, 11/22/05		700	700
Dekabank Deutsche Girozentrale, 4.17%, 10/19/05	(h)	1,437	1,437
Deutsche Bank Securities, Inc., 4.27%, 12/30/05		12,876	12,876
Goldman Sachs Group, Inc., 4.38%, 12/15/05	(h)	704	704
HSBC, USA, N.Y., 4.12%, 10/07/05		704	704
K2 (USA) LLC,
4.33%, 12/30/05	(h)	704	704
4.34%, 12/15/05	(h)	620	620
4.35%, 12/15/05	(h)	282	282
Links Finance LLC,
4.29%, 12/30/05	(h)	565	565
4.33%, 12/30/05	(h)	704	704
4.36%, 11/28/05	(h)	845	845
Manufacturers & Traders, 4.37%, 12/29/05	(h)	422	422
Merck & Co., 4.37%, 11/23/05		730	730
Nationwide Building Society, 4.58%, 12/28/05	(h)	1,634	1,634
Proctor & Gamble, 4.46%, 12/09/05	(h)	578	578
Rabobank USA Financial Corp., 4.13%, 12/30/05		2,112	2,111
San Paolo IMI Bank, 4.33%, 11/21/05		1,268	1,268
Sigma Finance Inc., 4.34%, 12/30/05	(h)	1,409	1,409
SLM Corp., 4.37%, 12/20/05	(h)	1,409	1,409
Tango Finance Corp., 4.33%, 12/30/05	(h)	1,183	1,183
Wachovia Bank N.A., 4.30%, 12/30/05	(h)	1,690	1,690
Wells Fargo Bank, San Francisco N.A., 4.30%, 12/30/05	(h)	986	986
			43,915
Investment Company held as Collateral on Loaned Securities (3.5%)
JPMorgan Securities Lending Collateral Investment Fund		7,924	7,924
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $4,413	(f)	4,411	4,411
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.41%, 1/12/06	(c)(j)	585	584
Total Short-term Investments (Cost $56,834)			56,834
Total Investments +(116.8%) (Cost $260,476) —
Including $51,839 of Securities Loaned			262,116
Liabilities in Excess of Other Assets (-16.8%)			(37,727)
Net Assets (100%)			$224,389

(c)	All or a portion of security on loan at December 31, 2005.
(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held $12,000 of fair valued securities,representing less than 0.05% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed tobe liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PO	Principal Only
TAC	Targeted Amortization Class
TBA	To be announced
+	At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $260,477,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,640,000 of which $6,336,000 related to appreciated securities and $4,696,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
10yr. Note	46	$5,033	Mar-06	$(41)
U.S. Treasury
Long Bond	338	38,595	Mar-06	624
Short:
U.S. Treasury
2yr. Note	101	20,724	Mar-06	(3)
U.S. Treasury
5yr. Note	175	18,610	Mar-06	71
				$651

High Yield Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (94.0%)
Aerospace (1.7%)
Hexcel Corp.
6.75%, 2/1/15			$1,500	$1,455
K&F Acquisition, Inc.
7.75%, 11/15/14			2,580	2,619
				4,074
Broadcasting (0.5%)
Lin Television Corp.
6.50%, 5/15/13		(c)	1,195	1,152
Cable (5.6%)
Cablecom Luxembourg SCA
9.375%, 4/15/14	EUR	(e)	900	1,221
Cablevision Systems Corp.
8.716%, 4/1/09	$	(h)	1,870	1,898
CCH I LLC
11.00%, 10/1/15		(c)(e)	1,387	1,172
Intelsat Bermuda Ltd.
8.625%, 1/15/15		(e)	2,015	2,045
8.695%, 1/15/12		(e)(h)	1,250	1,277
Kabel Deutschland GmbH
10.625%, 7/1/14		(e)	2,780	2,940
PanAmSat Corp.
9.00%, 8/15/14			307	323
PanAmSat Holding Corp.
0.00%, 11/1/14		(g)	2,180	1,537
Renaissance Media Group LLC
10.00%, 4/15/08		(g)	910	916
Satelites Mexicanos S.A. de C.V.
10.125%, 11/1/04		(b)	455	218
				13,547
Chemicals (7.7%)
Cognis Deutschland GmbH & Co. KG
6.916%, 11/15/13	EUR	(e)(h)	915	1,114
Equistar Chemicals LP
10.125%, 9/1/08			$2,015	2,196
Huntsman International LLC
10.125%, 7/1/09	EUR		1,135	1,398
13.00%, 6/1/10			85	17
Innophos, Inc.
8.875%, 8/15/14		(e)	1,550	1,570
Innophos Investments Holdings, Inc.
11.79%, 2/15/15	$	(e)(h)	815	771
ISP Chemco, Inc.
10.25%, 7/1/11			1,310	1,402
ISP Holdings, Inc.
10.625%, 12/15/09			1,200	1,266
Koppers, Inc.
9.875%, 10/15/13			705	769
Millennium America, Inc.
9.25%, 6/15/08			1,294	1,402
Nalco Co.
7.75%, 11/15/11		(c)	680	702
8.875%, 11/15/13		(c)	1,810	1,905
Rhodia S.A.
8.00%, 6/1/10	EUR		515	643
8.875%, 6/1/11	$	(c)	1,940	1,998
Rockwood Specialties Group, Inc
7.625%, 11/15/14	EUR		700	860
10.625%, 5/15/11			$645	710
				18,723
Consumer Products (3.4%)
Amscan Holdings, Inc.
8.75%, 5/1/14			935	792
Levi Strauss & Co.

8.804%, 4/1/12	(h)	2,790	2,825
Oxford Industries, Inc.
8.875%, 6/1/11	(c)	1,145	1,172
Rayovac Corp.
8.50%, 10/1/13	(c)	1,640	1,439
Spectrum Brands, Inc.
8.5%, 2/1/15	(c)	1,125	945
Tempur-Pedic, Inc. and Tempur Production USA, Inc.
10.25%, 8/15/10		935	1,016
			8,189
Diversified Media (4.6%)
Advanstar Communications, Inc.
10.75%, 8/15/10		515	567
AMC Entertainment, Inc.
8.04%, 8/15/10	(h)	960	992
CanWest Media, Inc.
8.00%, 9/15/12		2,052	2,106
Dex Media East LLC/Dex Media East Finance Co.
12.125%, 11/15/12		872	1,025
Dex Media West LLC/Dex Media Finance Co.
9.875%, 8/15/13		1,000	1,115
Houghton Mifflin Co.
8.25%, 2/1/11		670	695
9.875%, 2/1/13	(c)	1,890	2,029
Nebraska Book Co., Inc.
8.625%, 3/15/12		1,055	976
Primedia, Inc.
8.875%, 5/15/11	(c)	1,935	1,795
			11,300
Energy (9.2%)
Chaparral Energy Inc
8.50%, 12/1/15	(e)	1,735	1,805
CHC Helicopter Corp.
7.375%, 5/1/14		2,425	2,465
Chesapeake Energy Corp.
6.625%, 1/15/16		1,075	1,094
7.50%, 9/15/13		1,265	1,350
CIE Generale De Geophysique
7.50%, 5/15/15		605	629
El Paso Production Holding Co.
7.75%, 6/1/13		1,720	1,793
Hanover Compressor Co.
8.625%, 12/15/10		45	48
9.00%, 6/1/14		450	493
Hanover Equipment Trust
8.50%, 9/1/08	(c)	922	960
Hilcorp Energy I LP / Hilcorp Finance Co.
7.75%, 11/1/15	(c)(e)	990	1,012
10.50%, 9/1/10	(e)	1,300	1,446
Husky Oil Co.
8.90%, 8/15/28	(h)	1,480	1,595
Magnum Hunter Resources, Inc.
9.60%, 3/15/12	(c)	913	995
Massey Energy Company
6.875%, 12/15/13	(e)	2,205	2,235
Pacific Energy Partners LP/Pacific Energy Finance Corp.
7.125%, 6/15/14		1,385	1,434
Pogo Producing Co.
6.875%, 10/1/17	(e)	1,335	1,308
Vintage Petroleum, Inc.
7.875%, 5/15/11		1,505	1,580
			22,242
Financial (0.5%)
Residential Capital Corp.
6.375%, 6/30/10		1,200	1,220
Food & Drug (2.2%)
CA FM Lease Trust
8.50%, 7/15/17	(e)	1,168	1,285
Delhaize America, Inc.
8.125%, 4/15/11		925	1,013
Jean Coutu Group, Inc.
7.625%, 8/1/12		605	599
8.50%, 8/1/14		1,325	1,219

Rite Aid Corp.
8.125%, 5/1/10			1,170	1,196
				5,312
Food & Tobacco (4.0%)
Michael Foods, Inc.
8.00%, 11/15/13			1,150	1,184
Pilgrim’s Pride Corp.
9.25%, 11/15/13			645	692
9.625%, 9/15/11			2,175	2,327
RJ Reynolds Tobacco Holdings, Inc.
6.50%, 7/15/10		(c)(e)	2,365	2,365
Smithfield Foods, Inc.
7.00%, 8/1/11			1,045	1,071
7.75%, 5/15/13			1,000	1,063
8.00%, 10/15/09		(c)	875	928
				9,630
Forest Products (5.4%)
Abitibi-Consolidated, Inc.
6.00%, 6/20/13		(c)	775	661
7.75%, 6/15/11		(c)	1,240	1,187
Crown Americas Inc
7.625%, 11/15/13		(e)	965	1,006
Crown European Holdings S.A.
6.25%, 9/1/11	EUR		520	659
Graham Packaging Co., Inc.
8.50%, 10/15/12			$1,300	1,287
9.875%, 10/15/14		(c)	1,470	1,440
Graphic Packaging International Corp.
9.50%, 8/15/13		(c)	1,715	1,646
JSG Funding plc
10.125%, 10/1/12	EUR		480	614
Owens-Illinois, Inc.
7.35%, 5/15/08			$60	61
7.50%, 5/15/10		(c)	2,940	2,999
Pliant Corp.
11.125%, 9/1/09		(b)(c)	305	273
13.00%, 6/1/10		(b)	1,125	225
Tembec Industries Inc
7.75%, 3/15/12		(c)	140	76
8.50%, 2/1/11		(c)	1,685	944
				13,078
Gaming & Leisure (5.2%)
Host Marriott LP
6.375%, 3/15/15		(c)	2,200	2,206
7.125%, 11/1/13			125	131
Isle of Capri Casinos, Inc.
7.00%, 3/1/14			2,535	2,484
Las Vegas Sands Corp.
6.375%, 2/15/15		(c)	1,340	1,296
MGM Mirage
6.00%, 10/1/09			3,325	3,321
Starwood Hotels & Resorts Worldwide, Inc.
7.875%, 5/1/12		(c)	650	720
Station Casinos, Inc.
6.00%, 4/1/12			920	922
6.875%, 3/1/16			1,580	1,623
				12,703
Health Care (7.7%)
AmerisourceBergen Corp.
5.625%, 9/15/12		(e)	2,460	2,472
Community Health Systems, Inc.
6.50%, 12/15/12		(c)	1,035	1,013
DaVita, Inc.
6.625%, 3/15/13			1,170	1,196
Fisher Scientific International, Inc.
6.125%, 7/1/15		(e)	1,195	1,201
Fresenius Med Cap Tr IV
7.875%, 6/15/11			495	530
Fresenius Medical Care Capital Trust
7.375%, 6/15/11	EUR		450	597
Fresenius Medical Care Capital Trust II
7.875%, 2/1/08			$1,301	1,346

HCA, Inc.
6.30%, 10/1/12			1,595	1,611
8.70%, 2/10/10			390	427
8.75%, 9/1/10			375	417
MedCath Holdings Corp.
9.875%, 7/15/12			1,570	1,664
National Nephrology Associates, Inc.
9.00%, 11/1/11		(e)	410	456
Omnicare Inc
6.75%, 12/15/13			880	894
Tenet Healthcare Corp.
7.375%, 2/1/13			460	427
9.875%, 7/1/14			1,245	1,267
VWR International, Inc.
6.875%, 4/15/12		(c)	1,740	1,736
Warner Chilcott Corp.
8.75%, 2/1/15		(e)	1,690	1,563
				18,817
Housing (3.7%)
Associated Materials, Inc.
Zero Coupon, 3/1/14		(g)	2,520	1,247
Goodman Global Holding Co., Inc.
6.41%, 6/15/12		(e)(h)	605	602
7.875%, 12/15/12		(c)(e)	770	720
Interface, Inc.
9.50%, 2/1/14		(c)	2,440	2,440
10.375%, 2/1/10			40	44
Nortek, Inc.
8.50%, 9/1/14		(c)	2,455	2,381
Technical Olympic USA, Inc.
9.00%, 7/1/10			865	879
10.375%, 7/1/12		(c)	565	559
				8,872
Information Technology (2.2%)
Iron Mountain, Inc.
7.75%, 1/15/15			790	800
8.625%, 4/1/13		(c)	2,035	2,132
Nortel Networks Ltd.
6.125%, 2/15/06			1,175	1,179
Sunguard Data Systems, Inc.
8.525%, 8/15/13		(e)(h)	119	124
9.125%, 8/15/13		(c)(e)	990	1,029
				5,264
Manufacturing (3.9%)
General Cable Corp.
9.50%, 11/15/10			1,045	1,113
Johnson Diversey, Inc.
9.625%, 5/15/12	EUR	(c)	2,490	2,525
Manitowoc Co., Inc.
10.375%, 5/15/11	EUR		1,585	2,036
NMHG Holding Co.
10.00%, 5/15/09			$2,335	2,499
Propex Fabrics, Inc.
10.00%, 12/1/12			1,490	1,337
				9,510
Metals (2.4%)
Foundstiona PA Coal Co.
7.25%, 8/1/14		(c)	565	587
Glencore Nickel Property Ltd.
9.00%, 12/1/14		(d)	4,140	@
Murrin Murrin Holding Ltd.
9.375%, 8/31/07		(b)(c)(d)	2,485	@
Novelis, Inc.
7.25%, 2/15/15		(e)	2,645	2,480
Republic Technologies International LLC
13.75%, 7/15/09		(b)(d)	6,180	@
SGL Carbon Luxembourg S.A.
8.50%, 2/1/12	EUR	(e)	975	1,270
Ucar Finance, Inc.
10.25%, 2/15/12	$	(c)	1,495	1,586
				5,923
Retail (0.7%)
Brown Shoe Co., Inc.
8.75%, 5/1/12			1,145	1,202

General Nutrition Centers, Inc.
8.50%, 12/1/10			700	606
				1,808
Services (2.8%)
Allied Waste North America
6.375%, 4/15/11		(c)	3,055	2,994
Buhrmann U.S., Inc.
7.875%, 3/1/15			650	638
8.25%, 7/1/14			1,175	1,185
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.
7.375%, 9/1/10			2,030	2,096
				6,913
Telecommunications (1.9%)
AXtel S.A.
11.00%, 12/15/13		(c)	2,475	2,809
Esprit Telecom Group plc
10.875%, 6/15/08		(b)(d)	965	@
11.00%, 6/15/08	DEM	(d)	2,608	@
11.50%, 12/15/07	$	(b)(d)	600	@
11.50%, 12/15/07	EUR	(d)	1,669	@
EXDS, Inc.
11.625%, 7/15/10	$	(b)	3,899	@
Qwest Communications International, Inc.
7.29%, 2/15/09		(h)	1,455	1,483
Qwest Corp.
5.625%, 11/15/08			355	353
Rhythms NetConnections, Inc.
12.75%, 4/15/09		(b)(d)	433	@
13.50%, 5/15/08		(b)(d)	12,869	@
14.00%, 2/15/10		(b)(d)	11,487	@
				4,645
Transportation (6.8%)
Amsted Industries, Inc.
10.25%, 10/15/11		(e)	2,430	2,612
ArvinMeritor, Inc.
8.75%, 3/1/12		(c)	655	631
Ford Motor Credit Co.
5.625%, 10/1/08			1,425	1,251
General Motors Acceptance Corp.
4.375%, 12/10/07			1,615	1,436
6.875%, 9/15/11			1,485	1,356
6.875%, 8/28/12			375	338
General Motors Corp.
7.125%, 7/15/13			710	472
8.375%, 7/15/33		(c)	1,045	695
Lear Corp.
8.11%, 5/15/09		(c)	1,995	1,858
Petro Stopping Centers LP/Petro Financial Corp.
9.00%, 2/15/12			1,915	1,934
Sonic Automotive, Inc.
8.625%, 8/15/13			2,140	2,081
TRW Automotive, Inc.
9.375%, 2/15/13			1,660	1,805
				16,469
Utilities (8.0%)
AES Corp. (The)
7.75%, 3/1/14		(c)	885	933
8.875%, 2/15/11			243	264
9.00%, 5/15/15		(e)	95	104
9.375%, 9/15/10			386	424
CMS Energy Corp.
7.50%, 1/15/09			1,490	1,542
Colorado Interstate Gas Co.
6.80%, 11/15/15		(e)	1,010	1,037
Dynegy Holdings, Inc.
6.875%, 4/1/11			50	49
9.875%, 7/15/10		(e)	1,455	1,602
Ipalco Enterprises, Inc.
8.625%, 11/14/11			720	788
Monongahela Power Co.
5.00%, 10/1/06			1,620	1,619
Nevada Power Co.
8.25%, 6/1/11			950	1,057

9.00%, 8/15/13		1,045	1,156
Northwest Pipeline Corp.
8.125%, 3/1/10		475	506
Ormat Funding Corp.
8.25%, 12/30/20		1,649	1,674
PNM Resources, Inc.
0.00%, 1/1/80		1	21
PSEG Energy Holdings LLC
7.75%, 4/16/07		15	16
8.625%, 2/15/08		2,785	2,910
Reliant Energy, Inc.
6.75%, 12/15/14		490	430
Southern Natural Gas Co.
8.875%, 3/15/10		935	1,004
Williams Cos., Inc.
7.875%, 9/1/21	(c)	2,110	2,295
			19,431
Wireless Communications (3.9%)
American Tower Corp.
7.125%, 10/15/12	(c)	880	911
7.50%, 5/1/12		1,445	1,517
Rural Cellular Corp.
8.25%, 3/15/12	(c)	500	530
8.37%, 3/15/10	(h)	1,110	1,146
SBA Communications Corp.
Zero Coupon, 12/15/11	(c)(g)	1,957	1,825
8.50%, 12/1/12		35	39
UbiquiTel Operating Co.
9.875%, 3/1/11		1,900	2,114
Wind Acquisition Finance
10.75%, 12/1/15	(c)(e)	1,285	1,333
			9,415
Total Fixed Income Securities (Cost $253,923)			228,237

	Shares
Common Stocks (0.0%)
Broadcasting (0.0%)
Paxson Communications Corp.	225,282	19
Telecommunications (0.0%)
Viatel Holding Bermuda Ltd.	7,617	@
Total Common Stocks (Cost $10,797)		19

No. of Warrants
Warrants (0.0%)
Utilities (0.0%)
SW Acquisitions, Inc., expiring 4/1/11
(Cost $26)	8,020	16

	Face Amount
	(000)
Short-Term Investments (24.2%)
Short-Term Debt Securities held as Collateral on Loaned Securities (20.1%)
Abbey National Treasury Services, 4.14%, 10/18/05	(h)	1,161	1,161
Alliance & Leister, plc, 4.33%, 12/08/05	(h)	1,568	1,568
Bank of America, 4.31%, 12/30/05	(h)	345	345
Bank of New York Co., 4.33%, 12/12/05	(h)	784	784
Bear Stearns, 4.38%, 12/15/05	(h)	1,568	1,568
Calyon, N.Y., 4.40%, 11/28/05	(h)	627	627
Cancara Asset Securitsation Ltd., 4.26%, 11/22/05		2,337	2,337
CC USA, Inc., 4.33%, 12/30/05	(h)	784	784
CIC, N.Y., 4.34%, 12/13/05	(h)	2,353	2,353
Ciesco LLC, 4.25%, 11/22/05		779	779
Dekabank Deutsche Girozentrale, 4.17%, 10/19/05	(h)	1,600	1,600
Deutsche Bank Securities, Inc., 4.27%, 12/30/05		14,336	14,336
Goldman Sachs Group Inc., 4.38%, 12/15/05	(h)	784	784
HSBC USA NY, 4.12%, 10/07/05		784	784
K2(USA) LLC,
4.33%, 12/30/05	(h)	784	784
4.34%, 12/15/05	(h)	690	690
4.35%, 12/15/05	(h)	314	314
Links Finance LLC,
4.29%, 12/30/05	(h)	629	629
4.33%, 12/30/05	(h)	784	784
4.36%, 11/28/05	(h)	941	941

Manufacturers & Traders, 4.37%, 12/29/05	(h)	470	470
Merck & Co., 4.37%, 11/23/05		813	813
Nationwide Building Society, 4.58%, 12/28/05	(h)	1,819	1,819
Proctor & Gamble Co., 4.46%, 12/09/05	(h)	643	643
Rabobank USA Financial Corp., 4.13%, 12/30/05		2,352	2,352
San Paolo Imi Bank, 4.33%, 11/21/05		1,412	1,412
Sigma Finance Inc., 4.34%, 12/30/05	(h)	1,568	1,568
SLM Corp., 4.37%, 12/20/05	(h)	1,568	1,568
Tango Finance Corp., 4.33%, 12/30/05	(h)	1,318	1,318
Wachovia Bank N.A., 4.30%, 12/30/05	(h)	1,882	1,882
Wells Fargo Bank, San Francisco, N.A., 4.30%, 12/30/05	(h)	1,098	1,098
			48,895
Repurchase Agreement (4.1%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $9,875 (Cost $9,871)	(f)	9,871	9,871
Total Short-Term Investments (Cost $58,766)			58,766
Total Investments +(118.2%) (Cost $2325,313) —
Including $48,852 of Securities on Loaned			287,038
Other Assets in excess of Liabilities (18.2%)			(44,167)
Net Assets (100%)			$242,871

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or a portion of security on loan at December 31, 2005.
(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held fair valued securities each valued at less than $500 representing less than 0.00% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
@	Face Amount/Value is less than $500.
EUR	Euro
DEM	German Mark
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $274,617,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $38,275,000 of which $5,785,000 related to appreciated securities and $42,259,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to			Settlement			Value	(Depreciation)
Deliver (000)		Value (000)	Date	In Exchange For (000)		(000)	(000)
EUR	3,500	$4,149	1/26/2006	USD	4,223	$4,223	$74
EUR	1,754	2,079	1/26/2005	USD	2,115	2,115	36
EUR	3,154	3,738	1/26/2005	USD	3,806	3,806	68
EUR	300	356	1/26/2005	USD	354	354	(2)
		$10,322				$10,498	$176

EUR	- Euro
USD	- U.S. Dollar

Intermediate Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (92.7%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.125%, 11/20/25-11/20/27		$78	$79
4.375%, 3/20/25-1/20/28		225	226
4.75%, 7/20/25-9/20/27		63	64
			369
Agency Fixed Rate Mortgages (6.1%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
11.00%, 7/1/13		13	14
Gold Pools:
7.00%, 6/1/28-6/1/32		152	158
7.50%, 8/1/30-1/1/31		160	168
8.00%, 6/1/30-9/1/31		656	700
8.50%, 7/1/30-7/1/31		109	118
9.50%, 12/1/22		30	32
10.00%, 6/1/17		31	33
Federal National Mortgage Association,
Conventional Pools:
6.50%, 7/1/30-12/1/33		3,073	3,155
7.00%, 1/1/32-11/1/35		13,401	13,991
7.50%, 8/1/29-3/1/32		1,431	1,500
8.00%, 10/1/30-9/1/31		214	229
8.50%, 8/1/30		10	11
9.50%, 12/1/17-12/1/21		483	529
10.00%, 7/1/18-5/1/22		18	20
Government National Mortgage Association,
Various Pools:
9.50%, 11/15/16-12/15/21		212	234
10.00%, 1/15/16-3/15/25		358	400
10.50%, 3/15/16-2/15/18		62	70
11.00%, 3/15/10-6/15/20		146	161
11.50%, 6/15/13		15	16
12.00%, 12/15/12-5/15/14		9	10
12.50%, 12/15/10		5	6
			21,555
Asset Backed Corporates (29.5%)
Ace Securities Corp.
4.49%, 7/25/35	(h)	1,819	1,820
Aegis Asset Backed Securities Trust
4.48%, 8/25/35	(h)	1,450	1,451
4.49%, 10/25/35	(h)	1,617	1,618
American Express Credit Account Master Trust
1.69%, 1/15/09		650	641
4.48%, 12/15/09	(h)	3,375	3,382
5.53%, 10/15/08		600	601

Asset Backed Funding Certificates
4.46%, 1/25/35	(h)	427	428
4.57%, 6/25/25	(h)	259	260
Banc of America Securities Auto Trust
3.99%, 8/18/09		1,575	1,557
Bank One Issuance Trust
3.86%, 6/15/11		750	732
Bear Stearns Asset Backed Securities, Inc.
4.50%, 8/25/35-11/25/35	(h)	2,511	2,513
4.57%, 8/25/31	(h)	759	760
4.58%, 9/25/34	(h)	648	649
Capital Auto Receivables Asset Trust
2.92%, 4/15/08		578	578
3.35%, 2/15/08		500	494
4.05%, 7/15/09		1,450	1,435
Carrington Mortgage Loan Trust
4.46%, 6/25/35	(h)	643	643
4.50%, 10/25/35	(h)	2,494	2,496
4.51%, 2/25/35	(h)	430	430
4.53%, 9/25/35	(h)	1,627	1,628
Caterpillar Financial Asset Trust
3.90%, 2/25/09	(h)	1,150	1,137
Chase Credit Card Master Trust
5.50%, 11/17/08		690	693
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10		1,400	1,357
2.94%, 6/15/10		850	830
4.21%, 1/15/09		329	329
Citibank Credit Card Issuance Trust
2.70%, 1/15/08		700	700
Citigroup Mortgage Loan Trust, Inc.
4.47%, 5/25/35	(h)	1,124	1,125
4.79%, 10/25/34	(h)	1,793	1,795
CNH Equipment Trust
4.02%, 4/15/09		1,150	1,138
4.27%, 1/15/10		2,250	2,228
Countrywide Asset-Backed Certificates
4.53%, 5/25/36	(h)	2,575	2,575
Daimler Chrysler Auto Trust
2.58%, 4/8/09		1,550	1,506
2.86%, 3/9/09		1,625	1,592
3.09%, 1/8/08		691	686
4.04%, 9/8/09		1,100	1,088
Equifirst Mortgage Loan Trust
4.44%, 4/25/35	(h)	658	659
First Franklin Mortgage Loan Asset Backed Certificates
4.48%, 7/25/35	(h)	1,307	1,308
Ford Credit Auto Owner Trust
4.17%, 1/15/09		850	844
GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	1,675	1,663
4.88%, 10/22/09	(e)	2,125	2,125
GSAMP Trust
4.47%, 4/25/35-6/25/35	(h)	832	833
4.50%, 8/25/35	(h)	627	627

4.52%, 12/25/34	(h)	112	112
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10		444	435
2.76%, 5/15/11		1,563	1,540
3.09%, 6/15/10		342	338
3.76%, 12/17/12		1,450	1,422
4.07%, 2/15/12		1,150	1,133
4.41%, 6/15/12		1,500	1,488
4.50%, 1/15/10		332	332
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	1,325	1,328
Honda Auto Receivables Owner Trust
2.48%, 7/18/08		786	779
2.70%, 3/17/08		337	334
2.77%, 11/21/08		800	784
3.87%, 4/20/09		1,300	1,282
3.93%, 1/15/09		700	692
4.80%, 10/19/09		1,700	1,703
Hyundai Auto Receivables Trust
2.33%, 11/15/07		131	130
3.98%, 11/16/09		975	962
Long Beach Mortgage Loan Trust
4.49%, 6/25/35	(h)	990	991
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10		1,650	1,623
MBNA Credit Card Master Note Trust
2.70%, 9/15/09		900	877
4.49%, 8/16/10	(h)	1,600	1,605
MBNA Master Credit Card Trust
4.57%, 9/15/09	(h)	2,150	2,157
Merrill Auto Trust Securitization
4.10%, 8/25/09		1,650	1,632
4.39%, 4/25/08	(h)	625	625
Merrill Lynch Mortgage Investors, Inc.
4.58%, 6/25/35-8/25/35	(h)	774	774
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h)	29	29
Nissan Auto Receivables Owner Trust
3.99%, 7/15/09		1,700	1,681
Novastar Home Equity Loan
4.50%, 6/25/35	(h)	1,637	1,638
Park Place Securities, Inc.
4.46%, 6/25/35	(h)	938	939
4.47%, 7/25/35	(h)	797	798
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11		1,300	1,277
Residential Asset Securities Corp.
4.55%, 7/25/21	(h)	166	166
Saxon Asset Securities Trust
4.47%, 10/25/35	(h)	1,259	1,260
Specialty Underwriting & Residential Finance
4.48%, 12/25/35	(h)	562	563
4.49%, 12/25/35	(h)	423	423
Structured Asset Investment Loan Trust
4.47%, 6/25/35	(h)	908	908

4.48%, 7/25/35	(h)	1,781	1,782
Structured Asset Securities Corp.
4.46%, 1/25/35-5/25/35	(h)	1,539	1,539
Terwin Mortgage Trust
4.50%, 7/25/35	(e)(h)	973	974
4.85%, 12/25/34	(h)	484	485
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		175	173
USAA Auto Owner Trust
2.67%, 10/15/10		875	851
3.16%, 2/17/09		1,150	1,134
3.58%, 2/15/11		1,550	1,520
3.90%, 7/15/09		1,375	1,360
Volkswagen Auto Lease Trust
3.82%, 5/20/08		825	817
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		2,175	2,176
Wachovia Auto Owner Trust
4.06%, 9/21/09		750	742
4.79%, 4/20/10		1,700	1,700
Wachovia Mortgage Loan Trust LLC
4.49%, 10/25/35	(h)	1,243	1,244
Wells Fargo Home Equity Trust
4.55%, 2/25/18	(h)	319	319
Whole Auto Loan Trust
2.58%, 3/15/10		900	884
World Omni Auto Receivables Trust
3.29%, 11/12/08		550	544
			103,958
Collateralized Mortgage Obligations- Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
3.63%, 3/15/32		708	59
Federal Home Loan Mortgage Corporation
IO
5.00%, 9/15/14		831	44
6.00%, 5/1/31		323	62
6.50%, 4/1/28-8/1/28		709	152
7.00%, 2/15/32		130	27
8.00%, 1/1/28-6/1/31		28	6
IO PAC
6.00%, 4/15/32		341	44
Federal National Mortgage Association
Inv Fl IO
3.721%, 12/25/29		51	1
IO
6.00%, 5/25/33-6/25/33		910	187
6.50%, 6/1/31		211	46
7.00%, 4/25/33		430	97
8.00%, 5/1/30		16	4
9.00%, 11/1/26		52	14
IO PAC
8.00%, 8/18/27		52	11

Government National Mortgage Association
Inv Fl IO
3.50%, 9/16/27		169	12
3.58%, 12/16/25		275	19
4.228%, 5/16/32		157	10
			795
Collateralized Mortgage Obligations- Non-Agency Collateral Series (0.2%)
Harborview Mortgage Loan Trust IO
0.955%, 5/19/35	(h)	19,145	513
Discount Notes (2.8%)
Federal Home Loan Bank
4.093%, 1/27/06		7,000	6,978
Federal National Mortgage Association
4.173%, 1/6/06		3,000	2,998
			9,976
Federal Agency (4.7%)
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06		16,880	16,690
Finance (9.2%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	1,235	1,313
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	250	245
American General Finance Corp.
4.625%, 5/15/09		435	431
5.875%, 7/14/06		575	578
Bank of America Corp.
3.375%, 2/17/09		245	234
3.875%, 1/15/08		165	162
4.75%, 10/15/06		1,370	1,370
Bank of New York (The)
3.80%, 2/1/08		250	245
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		85	85
Bank One Corp.
6.00%, 2/17/09		455	466
Bank One N.A. Illinois
4.391%, 5/5/06	(h)	250	250
CIT Group, Inc.
2.875%, 9/29/06		130	128
3.65%, 11/23/07		410	401
4.75%, 8/15/08		275	274
6.50%, 2/7/06		285	286
Citigroup Global Markets Holdings, Inc.
4.59%, 12/12/06	(h)	80	80
Citigroup, Inc.
5.625%, 8/27/12		1,195	1,233
5.75%, 5/10/06		235	236
6.00%, 2/21/12		285	300
Countrywide Home Loans, Inc.
3.25%, 5/21/08		672	646
EOP Operating LP
6.763%, 6/15/07		400	408
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	300	365
General Electric Capital Corp.
4.75%, 9/15/14		95	94

5.375%, 3/15/07		930	936
5.875%, 2/15/12		595	621
Goldman Sachs Group, Inc.
5.25%, 10/15/13		480	481
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		305	302
7.90%, 6/15/10		60	67
Household Finance Corp.
6.375%, 10/15/11		415	439
HSBC Finance Corp.
4.125%, 12/15/08		90	88
5.875%, 2/1/09		290	297
6.08%, 3/8/06		24	24
6.40%, 6/17/08		270	279
6.75%, 5/15/11		285	306
8.00%, 7/15/10		100	112
Huntington National Bank
4.375%, 1/15/10		300	294
International Lease Finance Corp.
3.75%, 8/1/07		305	300
John Hancock Global Funding II
7.90%, 7/2/10	(e)	1,035	1,165
JPMorgan Chase & Co.
5.25%, 5/30/07		165	166
6.00%, 2/15/09		275	283
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07		273	286
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		590	579
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	255	251
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07-7/15/14		575	574
MBNA Corp.
4.721%, 5/5/08	(h)	625	630
6.125%, 3/1/13		485	515
Monumental Global Funding II
3.85%, 3/3/08	(e)	760	744
6.05%, 1/19/06	(e)	285	285
Nationwide Building Society
4.25%, 2/1/10	(e)	595	580
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		350	351
7.50%, 6/1/17		450	459
Pricoa Global Funding I
3.90%, 12/15/08	(e)	795	773
Prudential Funding LLC
6.60%, 5/15/08	(e)	470	489
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	145	146
Residential Capital Corp.
6.375%, 6/30/10		995	1,012
SLM Corp.
4.00%, 1/15/10		800	770
5.00%, 10/1/13		265	262

Sovereign Bank
4.00%, 2/1/08		100	98
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		481	481
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)	315	309
4.125%, 11/15/07	(e)	630	622
5.00%, 3/1/07	(e)	710	711
Two-Rock Pass Through Trust
5.27%, 12/31/49	(e)(h)	645	642
U.S. Bancorp
5.10%, 7/15/07		125	126
U.S. Bank N.A.
2.85%, 11/15/06		590	580
Wachovia Corp.
4.95%, 11/1/06		950	950
Washington Mutual, Inc.
8.25%, 4/1/10		620	691
Wells Fargo & Co.
4.54%, 3/3/06	(h)	180	180
World Financial Properties
6.91%, 9/1/13	(e)	1,003	1,055
6.95%, 9/1/13	(e)	441	463
Xlliac Global Funding
4.80%, 8/10/10	(e)	615	608
			32,212
Industrials (7.1%)
Aetna, Inc.
7.375%, 3/1/06		245	246
America West Airlines, Inc.
7.10%, 4/2/21		242	258
American Honda Finance Corp.
3.85%, 11/6/08	(e)	490	477
Anthem, Inc.
6.80%, 8/1/12		115	126
Baxter FinCo BV
4.75%, 10/15/10	(e)	470	464
Brascan Corp.
7.125%, 6/15/12		460	502
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		118	115
Burlington Northhern Santa Fe Corp.
6.125%, 3/15/09		490	507
Caterpillar Financial Services Corp.
3.625%, 11/15/07		225	220
4.44%, 8/20/07		280	281
Clorox Co.
4.614%, 12/14/07	(h)	925	927
Comcast Cable Communications, Inc.
6.375%, 1/30/06		110	110
6.75%, 1/30/11		645	684
8.375%, 5/1/07		105	110
ConAgra Foods, Inc.
6.00%, 9/15/06		555	559

Conoco Funding Co.
5.45%, 10/15/06		100	100
Consumers Energy Co.
4.00%, 5/15/10		100	95
4.80%, 2/17/09		175	173
Cooper Industries, Inc.
5.25%, 7/1/07-11/15/12		160	161
5.25%, 11/15/12	(e)	270	272
COX Communications, Inc.
4.625%, 1/15/10		265	257
CVS Corp.
3.875%, 11/1/07		65	64
5.625%, 3/15/06		365	365
DaimlerChrysler N.A. Holding Corp.
6.40%, 5/15/06		215	216
Deutsche Telekom International Finance BV
8.00%, 6/15/10		615	698
FBG Finance Ltd.
5.125%, 6/15/15	(e)	445	434
Federated Department Stores, Inc.
6.30%, 4/1/09		265	273
6.625%, 9/1/08		80	83
FedEx Corp.
6.875%, 2/15/06		145	145
Ford Motor Credit Co.
6.875%, 2/1/06		160	160
France Telecom S.A.
7.75%, 3/1/11		400	447
General Mills, Inc.
3.875%, 11/30/07		85	83
GTE Corp.
6.36%, 4/15/06		465	467
Harrahs Operating Co., Inc.
5.625%, 6/1/15		655	645
Heinz (H.J.) Co.
6.428%, 12/1/20	(e)	280	288
Honeywell International, Inc.
5.125%, 11/1/06		520	521
Hyatt Equities LLC
6.875%, 6/15/07	(e)	330	337
ICI Wilmington, Inc.
4.375%, 12/1/08		125	122
Johnson Controls, Inc.
5.00%, 11/15/06		255	255
Knight Ridder, Inc.
5.75%, 9/1/17		315	268
Kraft Foods, Inc.
5.25%, 6/1/07		115	115
Lenfest Communications, Inc.
7.625%, 2/15/08		40	42
LG Electronics, Inc.
5.00%, 6/17/10	(e)	200	196
Masco Corp.
4.625%, 8/15/07		430	427
May Department Stores Co. (The)
5.95%, 11/1/08		295	302

Miller Brewing Co.
4.25%, 8/15/08	(e)	280	275
Mohawk Industries, Inc.
6.50%, 4/15/07		450	457
7.20%, 4/15/12		185	204
Norfolk Southern Corp.
7.35%, 5/15/07		240	248
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		170	165
Pemex Project Funding Master Trust
7.375%, 12/15/14		585	651
7.875%, 2/1/09		200	214
9.125%, 10/13/10		175	202
Raytheon Co.
6.15%, 11/1/08		250	260
8.30%, 3/1/10		225	252
Safeway, Inc.
5.80%, 8/15/12		465	468
6.15%, 3/1/06		420	420
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	105	100
SBC Communications, Inc.
5.30%, 11/15/10		400	402
Sealed Air Corp.
5.625%, 7/15/13	(e)	665	661
Southwest Airlines Co.
5.496%, 11/1/06		110	110
Sprint Capital Corp.
8.375%, 3/15/12		55	64
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	264	281
Telecom Italia Capital S.A.
4.00%, 1/15/10		685	653
Textron Financial Corp.
4.125%, 3/3/08		305	300
Time Warner, Inc.
6.125%, 4/15/06		240	241
6.15%, 5/1/07		525	532
Toyota Motor Credit Corp.
5.65%, 1/15/07		385	387
Union Pacific Corp.
3.625%, 6/1/10		110	104
6.625%, 2/1/08		416	430
6.79%, 11/9/07		400	413
United Technologies Corp.
4.375%, 5/1/10		480	473
UnitedHealth Group, Inc.
4.125%, 8/15/09		120	117
5.20%, 1/17/07		25	25
Verizon Global Funding Corp.
6.125%, 6/15/07		445	453
7.25%, 12/1/10		140	152
Verizon New England, Inc.
6.50%, 9/15/11		200	205

Vodafone Group plc
4.61%, 12/28/07	(h)	550	550
WellPoint Health Networks, Inc.
6.375%, 6/15/06		215	216
WellPoint, Inc.
3.75%, 12/14/07		325	318
Weyerhaeuser Co.
6.125%, 3/15/07		20	20
WPP Finance UK Corp.
5.875%, 6/15/14		205	208
			24,828
Mortgages - Other (4.7%)
Banc of America Funding Corp.
4.72%, 9/20/35	(h)	739	739
Countrywide Alternative Loan Trust
0.95%, 12/20/35	(e)(h)	13,600	695
0.956%, 1/25/36		11,500	652
1.44%, 11/20/35	(e)(h)	15,275	496
4.66%, 10/25/35	(h)	1,170	1,170
4.63%, 11/20/35		1,466	1,465
Countrywide Home Loan Mortgage Pass Through Trust
4.68%, 3/25/35	(h)	579	579
Harborview Mortgage Loan Trust
4.66%, 7/19/45	(h)	847	848
4.75%, 11/19/35	(h)	1,258	1,259
Merrill Lynch Mortgage Investors, Inc.
4.56%, 8/25/35	(h)	1,574	1,574
Washington Mutual, Inc.
4.62%, 12/25/45	(h)	3,000	3,000
4.64%, 10/25/45	(h)	1,792	1,792
4.67%, 8/25/45	(h)	1,040	1,041
4.95%, 11/25/45	(h)	1,377	1,378
			16,688
Sovereign (0.6%)
Province of Quebec Canada
6.125%, 1/22/11		550	582
United Mexican States
8.375%, 1/14/11		1,005	1,148
8.625%, 3/12/08		385	415
			2,145
U.S. Treasury Securities (25.6%)
U.S. Treasury Notes
3.125%, 5/15/07		14,500	14,254
3.375%, 2/15/08		26,100	25,571
3.50%, 11/15/06		5,500	5,458
3.875%, 2/15/13		10,950	10,617
4.25%, 8/15/13-11/15/13		15,785	15,642
5.75%, 8/15/10		3,400	3,598
6.50%, 2/15/10		9,450	10,197
U.S. Treasury Strips
IO
4.627%, 2/15/25		6,340	2,613
PO
2/15/25-2/15/27		5,880	2,330
			90,280

Utilities (1.9%)
Ameren Corp.
4.263%, 5/15/07		435	429
Appalachian Power Co.
3.60%, 5/15/08		355	344
Arizona Public Service Co.
5.80%, 6/30/14		635	656
6.75%, 11/15/06		165	167
Carolina Power & Light Co.
5.125%, 9/15/13		505	504
CC Funding Trust I
6.90%, 2/16/07		515	525
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		305	314
Columbus Southern Power Co.
4.40%, 12/1/10		100	97
Consolidated Natural Gas Co.
5.00%, 12/1/14		320	311
5.375%, 11/1/06		775	777
6.25%, 11/1/11		205	215
Detroit Edison Co.
6.125%, 10/1/10		100	104
Entergy Gulf States, Inc.
3.60%, 6/1/08		75	72
4.81%, 12/1/09	(h)	215	210
Exelon Corp.
6.75%, 5/1/11		230	245
FPL Group Capital, Inc.
3.25%, 4/11/06		275	274
NiSource Finance Corp.
4.95%, 11/23/09	(h)	165	166
Pacific Gas & Electric Co.
4.80%, 3/1/14		365	356
Public Service Electric & Gas Co.
5.00%, 1/1/13		145	144
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	220	255
Sempra Energy
4.621%, 5/17/07		265	263
TXU Energy Co. LLC
6.125%, 3/15/08		125	127
Wisconsin Electric Power Co.
3.50%, 12/1/07		35	34
			6,589
Total Fixed Income Securities (Cost $328,414)			326,598

Shares
Preferred Stock (0.1%)
Mortgages - Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $165)	(e)	650	180

	Face
	Amount
	(000)
Short-Term Investments (7.5%)
Discount Notes (5.1%)

Federal Home Loan Bank
3.895%, 1/6/06	$10,000	9,994
4.191%, 1/13/06	5,000	4,992
		14,986
Federal Home Loan Mortgage Corporation
4.021%, 1/24/06	3,000	2,992
		17,978
Repurchase Agreement (2.2%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $7,642	(f) 7,639	7,639
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.539%, 1/12/06	(j) 690	689
Total Short-Term Investments (Cost $26,308)		26,306
Total Investments+ (100.3%) (Cost $354,887)		353,084
Liabilities in Excess of Other Assets (-0.3%)		(910)
Net Assets (100%)		$352,174

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.
FI	Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PAC Planned Amortization Class
PO	Principal Only
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $354,887,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,803,000 of which $1,075,000 related to appreciated securities and $2,878,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
5yr. Note	81	$8,614	Mar-06	$11
U.S. Treasury
10yr. Note	316	34,572	Mar-06	297
U.S. Treasury
Long Bond	140	15,986	Mar-06	272
Short:
U.S. Treasury
2yr. Note	47	9,644	Mar-06	2
				$582

International Fixed Income Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount			Value
	(000)			(000)
Fixed Income Securities (91.1%)
Australia (0.3%)
Telstra Corp Ltd.
6.375%, 6/29/11	EUR		300	$405
Austria (3.3%)
Austria Government Bond
5.875%, 7/15/06			3,800	4,575
Bermuda (0.2%)
Adecco Financial Service Bermuda Ltd.
6.00%, 3/15/06			225	268
Canada (4.8%)
Government of Canada
1.90%, 3/23/09	JPY		750,000	6,644
Cayman Islands (0.5%)
MBNA America European Structured Offerings
5.125%, 4/19/08	EUR		511	631
Denmark (3.2%)
Kingdom of Denmark
3.00%, 11/15/06	DKK		28,075	4,462
France (14.6%)
Compagnie Generale des Etablissements Michelin
6.375%, 12/3/33	EUR	(h)	180	232
Crown European Holdings S.A.
6.25%, 9/1/11			120	152
France Telecom S.A.
7.25%, 1/28/13			160	229
8.125%, 1/28/33			350	618
Government of France O.A.T.
6.50%, 4/25/11			6,105	8,421
8.50%, 10/25/19			5,850	10,765
				20,417
Germany (12.2%)
Bundesobligation
4.00%, 2/16/07			3,650	4,380
Deutsche Bundesrepublik
5.50%, 1/4/31			500	778
6.25%, 1/4/24			7,360	11,867
				17,025
Ireland (3.2%)
Depfa ACS Bank
0.75%, 9/22/08	JPY		500,000	4,286
Valentia Telecommunications Ltd.
7.25%, 8/15/13	EUR		180	233
				4,519
Italy (4.8%)
Republic of Italy
0.65%, 3/20/09	JPY		740,000	6,325
Republic of Italy BTPS
9.50%, 2/1/06	EUR		@—	@—
Telecom Italia Finance N.V.
7.75%, 1/24/33			220	354
				6,679
Japan (13.3%)
Development Bank of Japan
1.60%, 6/20/14	JPY		380,000	3,307
Government of Japan
0.60%, 3/20/10			635,000	5,360
1.10%, 9/20/12			646,000	5,469

Japan Bank for International Cooperation
0.35%, 3/19/08			520,000	4,421
				18,557
Luxembourg (0.2%)
Tyco International Group S.A.
6.125%, 4/4/07	EUR		270	333
Multi-Country (6.9%)
Inter-American Development Bank
1.90%, 7/8/09	JPY		545,000	4,840
International Bank for Reconstruction & Development
2.00%, 2/18/08			545,000	4,782
				9,622
Netherlands (1.8%)
Deutsche Telekom International Finance BV
8.125%, 5/29/12	EUR		160	236
Govt. of Netherlands
5.00%, 7/15/11			1,200	1,556
Munich Re Finance BV
6.75%, 6/21/23		(h)	300	416
RWE Finance BV
5.50%, 10/26/07			23	28
VNU N.V.
6.625%, 5/30/07			250	308
				2,544
Russia (0.1%)
Russian Federation
5.00%, 3/31/30	$	(g)	145	164
Spain (0.0%)
Government of Spain
5.15%, 7/30/09	EUR		@—	@—
Sweden (0.2%)
Telefonaktiebolaget LM Ericsson
6.75%, 11/28/10			170	221
United Kingdom (7.1%)
Allied Domecq
6.625%, 4/18/11	GBP		190	345
Aviva plc
5.25%, 10/2/23	EUR	(h)	320	415
Bat International Finance plc
4.875%, 2/25/09			355	438
British Telecommunications plc
7.125%, 2/15/11			170	235
Royal Bank of Scotland plc
4.50%, 1/28/16		(h)	370	461
United Kingdom Treasury Bond
5.00%, 9/7/14	GBP		4,150	7,604
WPP Group plc
6.00%, 6/18/08	EUR		300	377
				9,875
United States (14.4%)
Corning, Inc.
6.25%, 2/18/10			145	187
Federal National Mortgage Association
1.75%, 3/26/08	JPY		920,000	8,058
Ford Motor Credit Co.
5.75%, 1/12/09	EUR		680	725
General Electric Capital Corp.
0.75%, 2/5/09	JPY		475,000	4,049
General Motors Acceptance Corp.
6.00%, 7/3/08	EUR		440	483
General Motors Corp.
7.25%, 7/3/13			400	317
Household Finance Corp.
5.125%, 6/24/09			300	377
KFW International Finance
2.05%, 9/21/09	JPY		540,000	4,824

Owens Brockway Glass Container, Inc.
6.75%, 12/1/14	EUR	(b)	130	153
Pemex Project Funding Master Trust
6.625%, 4/4/10			175	231
Xerox Corp.
9.75%, 1/15/09			305	419
Zurich Finance USA Inc
5.75%, 10/2/23		(h)	200	262
				20,085
Total Fixed Income Securities (Cost $128,618)				127,026
Short-Term Investments (4.0%)
Repurchase Agreement (3.8%)
J.P. Morgan Securities, Inc., 4.05%, dated 12/30/05, due 1/3/06, repurchase price $5,276	$	(f)	5,274	5,274
U.S. Treasury Securities (0.2%)
U.S. Treasury Bills
3.539%, 1/12/06		(j)	300	300
Total Short-Term Investments (Cost $5,574)				5,574
Total Investments +(95.1%)(Cost $134,192)				132,600
Other Assets Less Liabilities (5.1%)				6,897
Net Assets (100%)				$139,467

(b)	Issuer is in default.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — Coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.
(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $147,438,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $1,592,000 of which $4,976,000 related to appreciated securities and $6,568,000 related to depreciated securities.

DEM	German Mark
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to		Value	Settlement	In Exchange For		Value	(Depreciation)
Deliver (000)		(000)	Date	(000)		(000)	(000)
CAD	600	$516	1/23/2006	USD	511	$511	$(5)
DKK	3,445	549	3/21/2006	USD	557	557	8
DKK	15,500	2,470	3/21/2006	USD	2,506	2,506	36
EUR	465	551	1/26/2006	USD	551	551	@—
EUR	500	593	1/26/2006	USD	603	603	10
EUR	550	652	1/26/2006	USD	646	646	(6)
EUR	1,250	1,480	1/4/2006	USD	1,479	1,479	(1)
JPY	50,000	426	2/10/2006	USD	433	433	7
JPY	60,000	511	2/10/2006	USD	513	513	2
JPY	80,000	682	2/10/2006	USD	682	682	@—
JPY	85,000	724	2/10/2006	USD	732	732	8
JPY	121,000	1,026	1/4/2006	USD	1,027	1,027	1
JPY	125,000	1,065	2/10/2006	USD	1,070	1,070	5
JPY	346,000	2,949	2/10/2006	USD	2,983	2,983	34
JPY	375,000	3,196	2/10/2006	USD	3,233	3,233	37
USD	698	698	1/24/2006	AUD	930	681	(17)
USD	4,663	4,663	1/23/2006	CAD	5,470	4,708	45
USD	1,488	1,488	2/9/2006	CHF	1,930	1,474	(14)
USD	356	356	1/26/2006	EUR	300	356	—@
USD	1,188	1,188	1/26/2006	EUR	1,000	1,185	(3)
USD	1,928	1,928	1/26/2006	EUR	1,600	1,896	(32)
USD	2,424	2,424	1/26/2006	EUR	2,000	2,371	(53)
USD	2,859	2,859	1/26/2006	EUR	2,400	2,845	(14)
USD	3,913	3,913	1/26/2006	EUR	3,300	3,912	(1)
USD	2,357	2,357	3/23/2006	GBP	1,355	2,331	(26)
USD	90	90	1/5/2006	JPY	10,616	90	@—
USD	515	515	2/10/2006	JPY	60,000	511	(4)
USD	1,032	1,032	2/10/2006	JPY	121,000	1,031	(1)
USD	1,432	1,432	2/10/2006	JPY	166,000	1,415	(17)
USD	1,421	1,421	1/18/2006	SEK	11,635	1,466	45
		$43,754				$43,798	$44

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona
USD	- U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of		Expiration	(Depreciation)
	Contracts	Value (000)	Date	(000)
Long:
Eurex 5 year
Euro BOBL	101	$3,609	Aug-06	$14
Eurex 10 year
Euro Bund	334	12,837	Aug-06	184
		$16,446		$198

Limited Duration Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount	Value
	(000)	(000)
Fixed Income Securities (98.4%)
Agency Adjustable Rate Mortgages (0.1%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.375%, 1/20/25-1/20/28	$791	$796
4.75%, 7/20/27-9/20/27	198	200
5.125%, 12/20/25-12/20/27	205	207
		1,203
Agency Fixed Rate Mortgages (8.7%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
3.57%, 7/1/34	2,017	1,964
4.35%, 10/1/33	7,865	7,737
4.37%, 7/1/35	9,447	9,323
7.50%, 4/1/31	1,031	1,082
10.00%, 4/1/10-10/1/20	169	186
11.00%, 5/1/20	9	10
11.50%, 10/1/15-1/1/18	33	35
Gold Pools:
6.50%, 9/1/19-11/1/29	433	446
7.00%, 3/1/32	6	6
7.50%, 11/1/19-11/1/32	2,955	3,105
8.50%, 8/1/28	78	84
10.00%, 10/1/21	15	16
10.50%, 1/1/19-10/1/20	66	70
11.50%, 8/1/10	14	15
12.00%, 6/1/15-9/1/15	51	57
Federal National Mortgage Association,
Conventional Pools:
3.59%, 7/1/34	2,144	2,119
3.76%, 6/1/34	1,208	1,203
4.22%, 2/1/35-5/1/35	7,564	7,535
4.50%, 4/1/35	3,904	3,863
4.52%, 5/1/35	10,727	10,634
4.79%, 9/1/35	6,579	6,533
6.50%, 3/1/18-4/1/33	5,634	5,797
7.00%, 5/1/26-11/1/35	28,460	29,708
7.50%, 9/1/29-7/1/32	6,245	6,545
8.00%, 12/1/29-8/1/31	349	373
9.50%, 11/1/20	42	47
10.00%, 12/1/15-9/1/16	123	134
10.50%, 12/1/16	25	27
11.00%, 7/1/20	19	21
11.50%, 11/1/19	41	45
12.00%, 8/1/20	4	4
12.50%, 2/1/15	26	29
January TBA
7.00%, 1/25/35	(i) 2,900	3,026
Government National Mortgage Association,

Various Pools:
9.00%, 11/15/16-1/15/17		152	165
9.50%, 12/15/17-12/15/21		295	324
10.00%, 11/15/09-7/15/22		638	714
10.50%, 8/15/21		37	42
11.00%, 1/15/10-1/15/21		332	364
11.50%, 2/15/13-11/15/19		210	232
			103,620
Asset Backed Corporates (35.7%)
American Express Credit Account Master Trust
1.69%, 1/15/09		4,210	4,155
5.53%, 10/15/08		2,850	2,857
AmeriCredit Automobile Receivables Trust
2.07%, 8/6/08		3,296	3,271
Asset Backed Funding Certificates
4.25%, 6/25/35	(g)	6,486	6,461
4.57%, 6/25/25		554	555
Banc of America Securities Auto Trust
3.99%, 8/18/09		6,500	6,425
Bank One Issuance Trust
3.86%, 6/15/11		5,200	5,077
BMW Vehicle Owner Trust
2.67%, 3/25/08		4,526	4,484
4.04%, 2/25/09		9,900	9,816
Capital Auto Receivables Asset Trust
4.05%, 7/15/09		6,275	6,210
Capital One Multi-Asset Execution Trust
4.05%, 2/15/11		4,750	4,679
Caterpillar Financial Asset Trust
3.90%, 2/25/09		5,375	5,313
Chase Credit Card Master Trust
5.50%, 11/17/08		5,360	5,384
Chase Manhattan Auto Owner Trust
2.83%, 9/15/10		8,500	8,242
2.94%, 6/15/10		5,100	4,982
4.21%, 1/15/09		1,139	1,140
CIT Equipment Collateral
3.50%, 9/20/08		4,725	4,657
Citibank Credit Card Issuance Trust
2.70%, 1/15/08		3,700	3,699
CNH Equipment Trust
4.02%, 4/15/09		4,875	4,825
4.27%, 1/15/10		7,750	7,673
Countrywide Asset-Backed Certificates
4.37%, 11/25/35	(h)	8,000	7,882
Daimler Chrysler Auto Trust
2.58%, 4/8/09		6,000	5,830
2.86%, 3/9/09		7,725	7,570
3.09%, 1/8/08		3,492	3,466
3.49%, 12/8/08		8,650	8,541
4.04%, 9/8/09		4,800	4,749
Fifth Third Auto Trust
3.19%, 2/20/08		2,350	2,329
Ford Credit Auto Owner Trust
3.48%, 11/15/08		8,450	8,348
4.17%, 1/15/09		4,350	4,318

GE Equipment Small Ticket LLC
4.38%, 7/22/09	(e)	6,000	5,956
4.88%, 10/22/09	(e)	7,200	7,201
GSAMP Trust
4.50%, 2/25/35	(h)	813	813
Harley-Davidson Motorcycle Trust
2.63%, 11/15/10		2,259	2,212
2.76%, 5/15/11		4,068	4,008
3.09%, 6/15/10		1,794	1,773
3.56%, 2/15/12		4,800	4,715
3.76%, 12/17/12		9,475	9,295
4.07%, 2/15/12		5,600	5,518
4.41%, 6/15/12		5,420	5,377
4.50%, 1/15/10		2,014	2,013
Hertz Vehicle Financing LLC
4.93%, 2/25/10	(e)	4,350	4,361
Honda Auto Receivables Owner Trust
2.40%, 2/21/08		6,910	6,836
2.48%, 7/18/08		3,363	3,334
2.70%, 3/17/08		1,349	1,335
2.77%, 11/21/08		5,140	5,035
3.53%, 10/21/08		6,050	5,971
3.93%, 1/15/09		3,500	3,461
4.61%, 8/17/09		9,775	9,751
4.80%, 10/19/09		6,325	6,336
Hyundai Auto Receivables Trust
2.33%, 11/15/07		732	728
2.97%, 5/15/09		5,200	5,109
3.98%, 11/16/09		4,000	3,947
John Deere Owner Trust
2.32%, 12/17/07		1,725	1,706
Massachusetts RRB Special Purpose Trust
3.78%, 9/15/10		5,450	5,359
MBNA Credit Card Master Note Trust
2.70%, 9/15/09		7,150	6,966
Merrill Auto Trust Securitization
4.10%, 8/25/09		8,000	7,913
Merrill Lynch Mortgage Investors, Inc.
4.48%, 9/25/35	(h)	932	932
4.58%, 8/25/35	(h)	660	660
National City Auto Receivables Trust
2.88%, 5/15/11		6,770	6,527
New Century Home Equity Loan Trust
4.46%, 8/25/35	(g)	5,219	5,160
4.52%, 2/25/35	(h)	127	127
Nissan Auto Receivables Owner Trust
2.76%, 7/15/09		5,900	5,720
3.54%, 10/15/08		4,475	4,415
3.99%, 7/15/09		10,600	10,483
Onyx Acceptance Grantor Trust
3.69%, 5/15/09		3,300	3,259
PG&E Energy Recovery Funding LLC
3.87%, 6/25/11		9,050	8,890
Residential Asset Mortgage Products, Inc.
4.49%, 1/25/35	(h)	1,831	1,833
Residential Asset Securities Corp.

4.55%, 7/25/21	(h)	804	804
Saxon Asset Securities Trust
4.49%, 5/25/35	(h)	985	985
TXU Electric Delivery Transition Bond Co. LLC
3.52%, 11/15/11		5,470	5,335
USAA Auto Owner Trust
2.67%, 10/15/10		9,700	9,437
3.03%, 6/16/08		2,300	2,280
3.16%, 2/17/09		7,000	6,905
3.58%, 2/15/11		3,000	2,942
3.90%, 7/15/09		6,375	6,306
4.00%, 12/15/09		11,600	11,470
Volkswagen Auto Lease Trust
3.82%, 5/20/08		3,700	3,665
Volkswagen Auto Loan Enhanced Trust
4.80%, 7/20/09		7,000	7,002
Wachovia Auto Owner Trust
2.91%, 4/20/09		4,950	4,879
3.19%, 6/20/08		6,850	6,794
4.06%, 9/21/09		3,900	3,859
4.79%, 4/20/10		5,875	5,875
Wells Fargo Home Equity Trust
4.55%, 2/25/18	(h)	1,749	1,751
Whole Auto Loan Trust
2.58%, 3/15/10		6,900	6,778
World Omni Auto Receivables Trust
3.29%, 11/12/08		4,625	4,576
3.54%, 6/12/09		3,400	3,351
			422,967
Collateralized Mortgage Obligations — Agency Collateral Series (1.1%)
Federal Home Loan Mortgage Corporation
PAC
3.50%, 5/15/22		3,150	3,085
5.50%, 2/15/12		335	335
8.00%, 7/15/06		29	29
Federal National Mortgage Association
PAC
5.50%, 1/25/24		5,811	5,840
6.50%, 6/25/35		3,440	3,586
			12,875
Collateralized Mortgage Obligations — Non Agency Collateral Series (0.6%)
Harborview Mortgage Loan Trust
IO
0.96%, 5/19/35	(h)	53,524	1,434
1.03%, 1/19/36	(h)	85,616	3,038
Washington Mutual, Inc.
IO
0.00%, 6/25/44-10/25/44	(h)	136,453	2,174
			6,646
Federal Agency (5.0%)
Federal Home Loan Bank System
3.25%, 12/17/07		1,900	1,849
Federal Home Loan Mortgage Corporation
2.75%, 8/15/06		49,520	48,962
3.625%, 2/15/07		3,000	2,964

7.50%, 9/15/29		5,601	5,908
			59,683
Finance (14.5%)
ABN Amro Bank N.V.
4.39%, 5/11/07	(h)	2,870	2,873
Allstate Financial Global Funding II
2.625%, 10/22/06	(e)	1,850	1,814
Allstate Life Global Funding Trusts
4.50%, 5/29/09		690	681
American General Finance Corp.
4.625%, 5/15/09-9/1/10		1,485	1,465
5.875%, 7/14/06		2,325	2,339
AXA Financial, Inc.
6.50%, 4/1/08		485	503
Bank of America Corp.
3.375%, 2/17/09		3,095	2,961
3.875%, 1/15/08		1,100	1,080
4.75%, 10/15/06		2,445	2,445
5.25%, 2/1/07		525	527
Bank of New York Co., Inc. (The)
5.20%, 7/1/07		720	724
Bank One Corp.
6.00%, 2/17/09		664	681
Bank One N.A.
4.39%, 5/5/06	(h)	1,380	1,381
Bank One N.A. Illinois
5.50%, 3/26/07		2,210	2,225
BB&T Corp.
4.51%, 6/4/07	(h)	6,380	6,389
CIT Group, Inc.
2.875%, 9/29/06		625	616
3.65%, 11/23/07		870	851
4.75%, 8/15/08		2,270	2,263
6.50%, 2/7/06		2,230	2,234
7.375%, 4/2/07		1,340	1,379
Citicorp
6.375%, 11/15/08		1,055	1,099
Citigroup Global Markets Holdings, Inc.
4.59%, 12/12/06	(h)	1,775	1,778
Citigroup, Inc.
5.50%, 8/9/06		1,455	1,462
Countrywide Home Loans, Inc.
3.25%, 5/21/08		2,760	2,652
EOP Operating LP
6.76%, 6/15/07		2,465	2,517
8.375%, 3/15/06		2,015	2,029
General Electric Capital Corp.
4.25%, 12/1/10		1,195	1,168
5.00%, 6/15/07		800	802
5.375%, 3/15/07		4,825	4,857
Genworth Financial, Inc.
4.64%, 6/15/07	(h)	5,615	5,628
Goldman Sachs Group, Inc.
4.125%, 1/15/08		3,435	3,384
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		2,410	2,387

HSBC Finance Corp.
4.125%, 12/15/08		760	743
5.875%, 2/1/09		1,580	1,616
6.375%, 10/15/11		285	302
6.40%, 6/17/08		2,210	2,281
6.75%, 5/15/11		630	677
Huntington National Bank
2.75%, 10/16/06		2,430	2,390
ING Security Life Institutional Funding Corp.
2.70%, 2/15/07	(e)	1,925	1,871
International Lease Finance Corp.
3.75%, 8/1/07		700	687
4.625%, 6/2/08		4,015	3,977
John Deere Capital Corp.
4.50%, 8/22/07		2,445	2,431
John Hancock Financial Services, Inc.
5.625%, 12/1/08		3,365	3,434
John Hancock Global Funding II
5.625%, 6/27/06	(e)	1,685	1,691
7.90%, 7/2/10	(e)	625	703
JPMorgan Chase & Co.
5.25%, 5/30/07		980	985
6.00%, 2/15/09		465	478
7.00%, 11/15/09		315	337
Key Bank N.A.
7.125%, 8/15/06		2,405	2,435
Lehman Brothers Holdings, Inc.
8.25%, 6/15/07		6,082	6,361
Mantis Reef Ltd.
4.69%, 11/14/08	(e)	2,350	2,310
Marsh & McLennan Cos., Inc.
5.375%, 3/15/07		3,545	3,553
MBNA Corp.
5.14%, 5/5/08	(h)	1,605	1,618
5.625%, 11/30/07		1,250	1,266
6.125%, 3/1/13		1,280	1,359
Metropolitan Life Global Funding I
3.375%, 10/5/07	(e)	5,995	5,841
Monumental Global Funding II
3.85%, 3/3/08	(e)	2,596	2,541
6.05%, 1/19/06	(e)	3,830	3,833
Nationwide Building Society
2.625%, 1/30/07	(e)	3,755	3,669
Platinum Underwriters Holdings Ltd.
6.37%, 11/16/07		1,650	1,656
Pricoa Global Funding I
3.90%, 12/15/08	(e)	2,930	2,849
Prudential Funding LLC
6.60%, 5/15/08	(e)	845	879
Prudential Insurance Co. of America
6.375%, 7/23/06	(e)	2,750	2,772
Residential Capital Corp.
6.125%, 11/21/08		2,370	2,377
SLM Corp.
4.00%, 1/15/10		3,825	3,682
Sovereign Bank

4.00%, 2/1/08		235	230
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		1,930	1,930
Suntrust Bank
7.25%, 9/15/06		3,435	3,478
TIAA Global Markets, Inc.
3.875%, 1/22/08	(e)	8,695	8,531
5.00%, 3/1/07	(e)	790	791
U.S. Bancorp
5.10%, 7/15/07		1,495	1,501
U.S. Bank N.A.
2.85%, 11/15/06		1,130	1,112
3.70%, 8/1/07		350	345
Wachovia Corp.
3.625%, 2/17/09		1,030	994
4.95%, 11/1/06		2,800	2,801
Washington Mutual, Inc.
7.50%, 8/15/06		650	660
8.25%, 4/1/10		1,938	2,160
Wells Fargo & Co.
4.54%, 3/3/06	(h)	1,700	1,700
World Financial Properties
6.91%, 9/1/13	(e)	2,928	3,077
6.95%, 9/1/13	(e)	902	947
Xlliac Global Funding
4.80%, 8/10/10	(e)	2,485	2,456
			171,511
Industrials (10.0%)
Aetna, Inc.
7.375%, 3/1/06		1,840	1,847
American Honda Finance Corp.
3.85%, 11/6/08	(e)	2,650	2,580
Baxter International, Inc.
5.20%, 2/16/08		3,405	3,417
Brookfield Asset Management, Inc.
8.125%, 12/15/08		1,435	1,552
Burlington Northern Santa Fe Corp.
6.125%, 3/15/09		2,160	2,236
Caterpillar Financial Services Corp.
3.625%, 11/15/07		2,510	2,456
Cendant Corp.
6.25%, 1/15/08		2,905	2,959
Clorox Co.
4.61%, 12/14/07	(h)	2,820	2,827
Comcast Cable Communications, Inc.
6.875%, 6/15/09		1,110	1,167
8.375%, 5/1/07		1,410	1,471
Comcast Corp.
5.85%, 1/15/10		900	918
ConAgra Foods, Inc.
6.00%, 9/15/06		2,358	2,375
Conoco Funding Co.
5.45%, 10/15/06		2,815	2,827
Consumers Energy Co.
4.80%, 2/17/09		1,120	1,106
Cooper Industries, Inc.

5.25%, 7/1/07		1,355	1,361
COX Communications, Inc.
5.04%, 12/14/07	(h)	1,134	1,143
7.75%, 8/15/06		625	634
CVS Corp.
3.875%, 11/1/07		50	49
5.625%, 3/15/06		1,005	1,006
DaimlerChrysler N.A. Holding Corp.
4.05%, 6/4/08		890	867
6.40%, 5/15/06		2,455	2,467
8.00%, 6/15/10		85	93
Deutsche Telekom International Finance BV
8.00%, 6/15/10		2,055	2,332
Federated Department Stores, Inc.
6.30%, 4/1/09		790	815
6.625%, 9/1/08		1,790	1,856
FedEx Corp.
2.65%, 4/1/07		605	589
6.875%, 2/15/06		525	526
Ford Motor Credit Co.
6.875%, 2/1/06		3,450	3,443
General Mills, Inc.
3.875%, 11/30/07		3,070	3,011
GTE Corp.
6.36%, 4/15/06		2,767	2,778
Heinz (H.J.) Co.
6.43%, 12/1/20	(e)	1,930	1,984
Honeywell International, Inc.
5.125%, 11/1/06		3,640	3,645
Hyatt Equities LLC
6.875%, 6/15/07	(e)	1,745	1,781
ICI Wilmington, Inc.
4.375%, 12/1/08		855	834
International Paper Co.
3.80%, 4/1/08		1,190	1,154
John Deere Capital Corp.
3.375%, 10/1/07		2,125	2,072
Johnson Controls, Inc.
5.00%, 11/15/06		1,165	1,163
Kraft Foods, Inc.
4.00%, 10/1/08		910	889
5.25%, 6/1/07		2,885	2,898
Kroger Co. (The)
7.625%, 9/15/06		4,450	4,518
Lenfest Communications, Inc.
7.625%, 2/15/08		185	194
Masco Corp.
4.625%, 8/15/07		885	878
6.75%, 3/15/06		1,085	1,089
May Department Stores Co. (The)
3.95%, 7/15/07		2,335	2,297
McDonnell Douglas Corp.
6.875%, 11/1/06		855	867
Miller Brewing Co.
4.25%, 8/15/08	(e)	1,710	1,679
Mohawk Industries, Inc.

6.50%, 4/15/07		2,085	2,119
Norfolk Southern Corp.
7.35%, 5/15/07		1,161	1,198
Northrop Grumman Corp.
4.08%, 11/16/06		1,120	1,112
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		555	540
Raytheon Co.
6.15%, 11/1/08		935	971
6.75%, 8/15/07		403	413
8.30%, 3/1/10		630	706
Safeway, Inc.
6.15%, 3/1/06		2,702	2,703
7.50%, 9/15/09		1,585	1,694
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	925	885
Sealed Air Corp.
6.95%, 5/15/09	(e)	440	462
Southwest Airlines Co.
5.50%, 11/1/06		1,065	1,070
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07		85	87
Telecom Italia Capital S.A.
4.00%, 11/15/08-1/15/10		1175	1134
Textron Financial Corp.
4.125%, 3/3/08		1,095	1,079
Time Warner, Inc.
6.125%, 4/15/06		2,415	2,422
6.15%, 5/1/07		2,110	2,137
Union Pacific Corp.
3.625%, 6/1/10		595	562
6.79%, 11/9/07		3,150	3,253
UnitedHealth Group, Inc.
4.125%, 8/15/09		1,065	1,039
5.20%, 1/17/07		115	115
Verizon Global Funding Corp.
6.125%, 6/15/07		4,080	4,151
7.25%, 12/1/10		1,140	1,238
Vodafone Group plc
4.61%, 12/28/07	(h)	3,800	3,801
Waste Management, Inc.
7.00%, 10/15/06		150	152
WellPoint Health Networks, Inc.
6.375%, 6/15/06		1,705	1,716
WellPoint, Inc.
3.75%, 12/14/07		1,130	1,105
Weyerhaeuser Co.
6.125%, 3/15/07		172	175
			118,689
Mortgages — Other (15.5%)
American Home Mortgage Investment Trust
4.34%, 2/25/44	(h)	2,303	2,269
Banc of America Mortgage Securities
3.68%, 7/25/34	(h)	1,349	1,333
4.40%, 1/25/35	(h)	5,963	5,851
4.98%, 6/25/35	(h)	8,054	8,017

1

Citigroup Mortgage Loan Trust, Inc.
3.95%, 9/25/34	(h)	2,575	2,543
4.76%, 8/25/34	(h)	2,259	2,247
Countrywide Alternative Loan Trust
0.00%, 2/25/37		25,400	1,440
4.66%, 11/20/35	(h)	11,774	11,778
4.75%, 10/25/35	(h)	10,870	10,869
4.78%, 2/25/35-4/25/35	(h)	8,563	8,540
4.88%, 5/25/35	(h)	8,962	8,981
Countrywide Home Loan Mortgage Pass Through Trust
4.63%, 11/20/34	(h)	2,383	2,353
Downey Savings & Loan Association Mortgage Loan Trust
4.62%, 2/19/45	(h)	8,751	8,717
4.67%, 8/19/45	(h)	10,764	10,733
4.74%, 9/19/45	(h)	10,184	10,164
First Horizon Alternative Mortgage Securities
4.88%, 4/25/35	(h)	8,734	8,709
First Horizon Asset Securities, Inc.
3.67%, 6/25/34	(h)	754	739
5.16%, 10/25/34	(h)	1,390	1,368
Harborview Mortgage Loan Trust
4.73%, 2/19/36	(h)	9,619	9,650
4.75%, 11/19/35	(h)	4,663	4,665
5.33%, 10/19/35-1/19/36	(h)	20,711	21,179
Merrill Lynch Mortgage Investors, Inc.
3.80%, 7/25/34	(h)	1,610	1,598
Washington Mutual, Inc.
4.67%, 8/25/45	(h)	3,852	3,855
4.74%, 7/25/45-10/25/45	(h)	16,949	16,955
Wells Fargo Mortgage Backed Securities Trust
3.39%, 7/25/34	(h)	905	906
3.45%, 9/25/34	(h)	3,742	3,743
4.11%, 6/25/35	(h)	8,118	7,974
4.58%, 12/25/34	(h)	7,023	6,927
			184,103
Sovereign (0.6%)
Province of Quebec Canada
5.50%, 4/11/06		1,915	1,921
6.125%, 1/22/11		845	894
United Mexican States
8.375%, 1/14/11		2,595	2,965
8.625%, 3/12/08		1,540	1,660
			7,440
U.S. Treasury Securities (2.1%)
U.S. Treasury Notes
3.125%, 5/15/07		25,000	24,575
Utilities (4.5%)
Ameren Corp.
4.26%, 5/15/07		2,280	2,248
Appalachian Power Co.
3.60%, 5/15/08		1,670	1,619
Carolina Power & Light Co.
6.80%, 8/15/07		3,330	3,422
CC Funding Trust I
6.90%, 2/16/07		2,805	2,860

2

Columbus Southern Power Co.
4.40%, 12/1/10		1,750	1,694
Consolidated Natural Gas Co.
5.375%, 11/1/06		4,960	4,975
DTE Energy Co.
6.45%, 6/1/06		3,280	3,301
Duke Energy Corp.
3.75%, 3/5/08		1,245	1,217
Entergy Gulf States, Inc.
3.60%, 6/1/08		585	563
4.81%, 12/1/09	(h)	1,225	1,196
5.21%, 12/8/08	(e)(h)	1,170	1,171
Exelon Corp.
6.75%, 5/1/11		1,040	1,108
FPL Group Capital Corp.
5.55%, 2/16/08		3,400	3,431
FPL Group Capital, Inc.
3.25%, 4/11/06		3,600	3,586
NiSource Finance Corp.
4.95%, 11/23/09	(h)	1,145	1,150
Pacific Gas & Electric Co.
3.60%, 3/1/09		2,110	2,026
Peco Energy Co.
3.50%, 5/1/08		2,940	2,846
Pinnacle West Capital Corp.
6.40%, 4/1/06		3,645	3,661
Public Service Electric & Gas Co.
4.63%, 6/23/06	(h)	4,260	4,261
Ras Laffan Liquefied Natural Gas Co., Ltd.
7.63%, 9/15/06	(e)	111	113
Sempra Energy
4.75%, 5/15/09		3,025	2,985
Southwestern Public Service Co.
6.20%, 3/1/09		2,260	2,341
Wisconsin Electric Power Co.
3.50%, 12/1/07		975	950
			52,724
Total Fixed Income Securities (Cost $1,177,232)			1,166,036

Shares
Preferred Stock (0.1%)
Mortgages — Other (0.1%)
Home Ownership Funding Corp.
13.331% (Cost $458)	(e)	1,800	498

Face
Amount
(000)
Short-Term Investments (1.3%)
Repurchase Agreement (1.3%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $15,270	$	(f)	15,263	15,263
U.S. Treasury Securities (0.0%)
U.S. Treasury Bills
3.42%, 1/12/06	(j)	500	499

3

Total Short-Term Investments (Cost $15,762)	15,762
Total Investments+ (99.8%) (Cost $1,193,452)	1,182,296
Other Assets in Excess of Liabilities (0.2%)	2,917
Net Assets (100%)	$1,185,213

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(g)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of December 31, 2005. Maturity date disclosed is the ultimate maturity date.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.

(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
TBA	To be announced
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,193,452,000 and, accordingly, net unrealized depreciation for U.S. Federal income tax purposes was $11,156,000 of which $508,000 related to appreciated securities and $11,664,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2yr. Note	1262	$258,947	Mar-06	$118
Short:
U.S. Treasury
5yr. Note	776	82,523	Mar-06	(245)
U.S. Treasury
10yr. Note	141	15,426	Mar-06	(139)
				$(266)

Portfolio of Investments

Municipal Portfolio

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (106.0%)
Municipal Bonds (92.9%)
Abilene Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14		1,875	2,023
Abilene, TX Health Facilities Development Corp. SAVRS Revenue Bonds (MBIA)
3.09%, 9/19/25	(h)	3,950	3,950
Alameda, CA Unified School District General Obligation Bonds (FSA)
Zero Coupon, 8/1/33		9,915	2,612
Allegheny County, PA Hospital Development Authority Revenue Bonds
9.25%, 11/15/15		1,300	1,554
Allegheny County, PA Industrial Development Authority Revenue Bonds
4.75%, 12/1/32	(h)	525	546
Allegheny County, PA Sanitation Authority Revenue Bonds (MBIA)
5.00%, 12/1/14		2,000	2,172
Arlington Texas Independent School District General Obligation Bonds (PSFG)
5.00%, 2/15/14		6,150	6,646
Austin, TX Convention Enterprises, Inc., Revenue Bonds
6.70%, 1/1/28		400	428
Austin, TX Water & Wastewater System Revenue Bonds (MBIA)
5.25%, 11/15/13		4,100	4,505
Badger TOB Asset Securitization Corp., WI, Revenue Bonds
6.125%, 6/1/27		1,195	1,261
Berks County, PA, General Obligation Bonds (FGIC)
Zero Coupon, 11/15/20- 5/15/19		2,250	1,205
Brazos River Authority, TX Pollution Collateral Revenue Bonds
5.40%, 10/1/29	(h)	325	346
Brunswick County, NC, General Obligation Bonds (FGIC)
5.00%, 5/1/17		1,700	1,812
Bucks County, PA Water & Sewer Authority Special Obligation Bonds
5.50%, 2/1/08		20	20
Butler & Sedgwick Counties, KS Unified School District General Obligation Bonds (FSA)
5.85%, 9/1/17		1,375	1,504
California State Department of Water Reserve Power Supply Revenue Bonds SAVRS (XLCA)
2.90%, 5/1/22	(h)	7,500	7,500
California State Department of Water Resources Power Supply Revenue Bonds (MBIA)
5.25%, 5/1/12		2,200	2,406
California State General Obligation Bonds
5.25%, 2/1/14	(h)	1,375	1,499
California State Public Works Board Revenue Bonds
5.25%, 6/1/13		1,150	1,240
5.50%, 6/1/15		1,275	1,393
Camden, AL Industrial Development Board Revenue Bonds
6.125%, 12/1/24		625	693
Carbon County, PA Industrial Development Authority Revenue Bonds
6.65%, 5/1/10		265	284
Carrollton, TX General Obligation Bonds (FSA)
5.125%, 8/15/16		1,470	1,566
Center Township, PA Sewer Authority Revenue Bonds (MBIA)
Zero Coupon, 4/15/17		615	380
Central Michigan University Revenue Bonds (FGIC)
3.10%, 10/1/15	(h)	7,050	7,050
Chandler, AZ Industrial Development Authority Revenue Bonds
4.375%, 12/1/35	(h)	1,400	1,434
Chattanooga-Hamilton County, TN Hospital Authority Revenue Bonds, Erlanger Health Systems SAVRS (FSA)
3.20%, 10/1/25	(h)	5,200	5,200
Chelsea, MA Lease Revenue Bonds (FSA)
3.30%, 6/6/23	(h)	3,850	3,850
Cherokee County, GA School Systems, General Obligation Bonds (MBIA)
5.00%, 8/1/13		1,000	1,086
Chicago, IL Board of Education General Obligation Bonds (XLCA)
3.20%, 3/1/22	(h)	3,375	3,375
Chicago, IL General Obligation Bonds (FGIC)
Zero Coupon, 1/1/19		4,000	2,237
Chicago, IL Park District General Obligation Bonds (FGIC)
4.70%, 1/1/20		3,000	3,086
Children’s Trust Fund Revenue Bonds

5.375%, 5/15/33		1,910	1,944
5.75%, 7/1/20		865	914
Clark County, WA School District General Obligation Bonds (FSA)
5.00%, 6/1/13		2,500	2,700
Clear Creek, TX Independent School District (PSFG)
4.50%, 2/15/20		2,000	2,028
5.65%, 2/15/19		1,000	1,084
Coachella Valley Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/30		1,000	305
Colorado E470 Public Highway Authority Revenue Bonds (MBIA)
Zero Coupon, 9/1/29		18,900	6,160
Colorado Educational & Cultural Facilities Authority Revenue Bonds (MBIA)
4.375%, 3/1/14		1,400	1,453
4.50%, 3/1/15		1,600	1,665
4.60%, 3/1/16		1,000	1,042
Colorado Health Facilities Authority Revenue Bonds
Zero Coupon, 7/15/20		1,000	517
Commerce, CA Energy Authority Revenue Bonds (MBIA)
5.25%, 7/1/09		1,355	1,440
Cook County, IL School District General Obligation Bonds (MBIA)
Zero Coupon, 12/1/22		4,125	1,870
Corpus Christi, TX Business & Job Development Corp. Revenue Bonds (AMBAC)
4.875%, 9/1/20		2,745	2,856
5.00%, 9/1/21		1,590	1,674
Council Rock, PA School District General Obligation Bonds (MBIA)
5.00%, 11/15/19		1,285	1,365
Cranberry Township, PA General Obligation Bonds (FGIC)
4.80%, 12/1/18		1,310	1,363
Crandall, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/19- 8/15/21		4,315	2,197
Crisp County Development Authority Revenue Bonds
5.55%, 2/1/15		200	209
Crowley TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/1/10- 8/1/11		3,350	3,569
Crown Point, IN Multi-School Building Corp. Revenue Bonds (MBIA)
Zero Coupon, 1/15/24		5,200	2,225
Cypress-Fairbanks, TX Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		1,400	1,440
4.80%, 2/15/19		1,650	1,703
Dallas, TX Area Rapid Transit Sales Tax Revenue Bonds (FGIC)
4.80%, 12/1/20		2,800	2,891
4.90%, 12/1/21		1,800	1,866
Delaware County, PA Industrial Development Authority Revenue Bonds
6.50%, 1/1/08		200	209
Delta County, MI Economic Development Corp. Revenue Bonds
6.25%, 4/15/27		450	516
Denton, TX Utility System Revenue Bonds (AMBAC)
5.00%, 12/1/16		1,865	1,972
Detroit, MI City School District General Obligation Bonds (FGIC)
5.15%, 5/1/22		2,500	2,734
Director of the State of Nevada Department of Business & Industry Revenue Bonds
5.625%, 12/1/26	(h)	1,100	1,199
Director of the State of Nevada Department of Business & Industry Revenue Bonds (AMBAC)
Zero Coupon, 1/1/21- 1/1/23		3,845	1,800
District of Columbia, George Washington University Revenue Bonds (MBIA)
5.50%, 10/1/14		1,500	1,675
Dover, PA Area School District General Obligation Bonds (FGIC)
5.00%, 4/1/16		1,000	1,058
Duncanville Independent School District, TX, General Obligation Bonds (PSFG)
Zero Coupon, 2/15/22		4,000	1,883
Eagle, IN - Union Middle School Building Revenue Bonds (AMBAC)
4.90%, 7/5/16		1,000	1,052
5.00%, 7/5/17		1,500	1,588
Eanes, TX Independent School District General Obligation Bonds (PSFG)
4.80%, 8/1/19		1,365	1,415
4.875%, 8/1/20		1,525	1,583
East Porter County, IN School Building Corp. Revenue Bonds (MBIA)
4.70%, 7/15/12		1,025	1,069
Edgewood, TX Independent School District (PSFG)
4.75%, 8/15/16		1,310	1,386
4.85%, 8/15/17		880	916
Edinburg, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.55%, 2/15/17		2,465	2,531

Elizabeth Forward, PA School District (MBIA)
Zero Coupon, 9/1/11		1,250	1,006
Essex County, NJ Utility Authority Revenue Bonds (FSA)
4.80%, 4/1/14		1,005	1,036
Eureka Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28- 8/1/30		5,090	1,653
Everett, WA Water & Sewer Revenue Bonds (MBIA)
5.00%, 7/1/13- 7/1/14		3,340	3,595
Fort Wayne Hospital Authority, IN Revenue Bonds (MBIA)
4.70%, 11/15/11		1,100	1,154
Frisco, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/20- 8/15/22		6,260	3,061
Geneva, IL Industrial Development Revenue Bonds (FSA)
4.80%, 5/1/19		1,705	1,768
4.90%, 5/1/20		700	728
Georgetown County, SC Pollution Control Facility Revenue Bonds
5.125%, 2/1/12		725	745
Gilliam County, OR Solid Waste Disposal Revenue Bonds
4.875%, 7/1/38		1,400	1,436
Girard Area, PA School District General Obligation Bonds (FGIC)
Zero Coupon, 10/1/18- 10/1/19		950	556
Grand Prairie, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/14		2,240	1,602
Grapevine, TX Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 8/15/17		1,000	1,095
Hamilton Ohio Revenue Bonds (FSA)
4.15%, 10/15/15		3,700	3,765
Hawaii State Certificate of Participation General Obligation Bonds (AMBAC)
4.80%, 5/1/12		1,275	1,324
Hillsborough County, FL, Industrial Development Authority Pollution Control Revenue Bonds
4.00%, 5/15/18	(h)	1,625	1,639
Houston, TX General Obligation Bonds (MBIA)
5.00%, 3/1/12		3,400	3,645
Houston, TX Revenue Bonds (MBIA)
5.25%, 5/15/11		2,000	2,160
Houston, TX Water & Sewer System Revenue Bonds (FSA)
Zero Coupon, 12/1/25		12,350	4,874
Illinois Development Finance Authority Revenue Bonds (FGIC)
Zero Coupon, 12/1/09		2,000	1,735
Illinois Development Finance Authority, Solid Waste Disposal Revenue Bonds
5.85%, 2/1/07		110	112
Illinois Educational Facilities Authority SAVRS Revenue Bonds (MBIA)
3.10%, 4/1/28	(h)	7,250	7,250
Illinois Health Facilities Authority Revenue Bonds (MBIA)
5.00%, 11/15/12		1,000	1,040
Illinois Health Facilities Authority Revenue Bonds SAVRS (AMBAC)
3.10%, 9/16/24	(h)	7,300	7,300
Indiana Port Commission Revenue Bonds
4.10%, 5/1/12		3,450	3,469
Indiana State Development Finance Authority Revenue Bonds
4.70%, 10/1/31	(h)	100	101
Indiana State University Revenue Bonds (AMBAC)
5.25%, 11/15/14		1,000	1,100
Indiana State University Revenue Bonds (FGIC)
5.20%, 10/1/12		1,640	1,723
Indiana Transportation Finance Authority Highway Revenue Bonds (AMBAC)
Zero Coupon, 12/1/16		1,695	1,053
Intermountain Power Agency, UT Power Supply Revenue Bonds
Zero Coupon, 7/1/17		1,750	1,004
Irving, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/13		1,945	1,461
Kane & De Kalb Counties, IL Community Unit School District General Obligation Bonds (AMBAC)
Zero Coupon, 12/1/09		725	628
Kent State University, OH Revenue Bonds SAVRS (MBIA)
3.10%, 5/1/32	(h)	6,000	6,000
King County, WA General Obligation Bonds (MBIA)
5.00%, 12/1/19		1,075	1,141
Lake County, IL Community Consolidated School District General Obligation Bonds (FGIC)
Zero Coupon, 12/1/19- 12/1/21		12,775	6,456
Lakeview, MI Public School District General Obligation Bonds
5.00%, 5/1/16		1,060	1,121
Lancaster, TX Independent School District General Obligation Bonds (FSA)
Zero Coupon, 2/15/09		1,795	1,603

Leander, TX Independent School District General Obligation Bonds (PSFG)
4.85%, 8/15/20		1,160	1,200
Long Beach, CA Community College District General Obligation Bonds (FGIC)
Zero Coupon, 5/1/14		2,465	1,751
Long Island, NY Power Authority Electric System Revenue Bonds (FSA)
Zero Coupon, 6/1/16		3,700	2,416
Louisiana Public Facilities Authority (Our Lady Of Lourdes) Revenue Bonds (MBIA)
3.10%, 7/18/16	(h)	2,500	2,500
Madera, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/26- 8/1/28		7,000	2,529
Madison & Jersey Counties, IL Unit School District General Obligation Bonds (FSA)
Zero Coupon, 12/1/20		2,900	1,455
Maricopa County Arizona Pollution Control
2.90%, 6/1/35		1,600	1,538
4.00%, 1/1/38	(h)	350	347
Maryland State Economic Development Corp. Revenue Bonds
7.50%, 12/1/14		350	376
Massachusetts State College Building Authority Project Revenue Bonds (XLCA)
5.375%, 5/1/15		1,635	1,823
Massachusetts State Development Finance Agency Revenue Bonds (XLCA)
3.20%, 9/1/35	(h)	2,250	2,250
Massachusetts State Development Financing Agency (Greater Boston YMCA) Revenue Bonds (FGIC)
3.20%, 10/1/33	(h)	5,350	5,350
Massachusetts State Development Financing Agency Resource Recovery Revenue Bonds
6.90%, 12/1/29	(h)	250	273
Massachusetts State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
4.80%, 7/1/12		1,665	1,725
Maury County, TN Industrial Development Board Solid Waste Disposal Revenue Bonds
6.30%, 8/1/18		1,075	1,144
McKinney, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/20		1,155	1,188
Memphis-Shelby County, TN Airport Authority Special Facilities Revenue Bonds, Federal Express Corp.
5.00%, 9/1/09		850	881
Merced City, CA School District General Obligation Bonds (MBIA)
Zero Coupon, 8/1/28- 8/1/29		4,665	1,516
Metropolitan Pier & Exposition Authority, IL Dedicated State Tax Revenue Bonds (MBIA)	(e)
Zero Coupon, 12/15/23- 6/15/20		5,175	2,585
Michigan City, IN Area-Wide School Building Corp. Revenue Bonds (FGIC)
Zero Coupon, 1/15/17- 1/15/20		6,750	3,890
Michigan State Building Authority Revenue Bonds (MBIA)
5.25%, 10/1/10		2,000	2,155
5.25%, 10/1/11		1,000	1,087
Michigan State Strategic Fund, Solid Waste Management Project Revenue Bonds
4.625%, 12/1/12	(h)	275	277
Midland, TX Independent School District General Obligation Bonds (FGIC)
5.95%, 3/1/18		1,225	1,331
Midland, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 8/15/06		750	735
Milwaukee, WI Sewer Revenue Bonds (AMBAC)
4.875%, 6/1/19		2,070	2,151
5.00%, 6/1/20		1,170	1,234
Montour, PA School District General Obligation Bonds (MBIA)
Zero Coupon, 1/1/13		300	227
Morton Grove, IL General Obligation Bonds (FGIC)
4.50%, 12/1/13		1,480	1,508
Mount San Antonio Community College District, CA General Obligation Bonds (MBIA)
Zero Coupon, 8/1/16- 8/1/17		27,555	16,892
Nassau County, NY Improvement Bonds General Obligation Bonds (FSA)
6.00%, 3/1/17		1,275	1,404
Nevada Housing Division Revenue Bonds (FHA)
5.30%, 4/1/28		105	105
New Hampshire Health & Education Facilities Authority Revenue Bonds (XLCA)
3.10%, 7/1/35	(h)	5,000	5,000
New Jersey Economic Development Authority Revenue Bonds
Zero Coupon, 4/1/12		625	489
New Orleans, LA Audubon Commission General Obligation Bonds (FSA)
5.00%, 10/1/13		1,695	1,807
New York City, NY Industrial Development Agency Revenue Bonds (FSA)
6.00%, 11/1/15	(h)	1,605	1,654
New York State Dormitory Authority Revenue Bonds (FSA)
5.10%, 2/15/11		2,075	2,171
Noblesville, IN High School Building Corp. Revenue Bonds (AMBAC)
Zero Coupon, 2/15/19		1,850	1,024

North Carolina Municipal Power Agency, Electric Revenue Bonds
6.625%, 1/1/10		850	942
North Harris, TX Montgomery Community College District General Obligation Bonds (FGIC)
4.90%, 2/15/21		1,825	1,885
North Side, IN High School Building Corp. Revenue Bonds (FSA)
5.25%, 7/15/13		2,910	3,184
North Slope Borough, AK General Obligation Bonds (MBIA)
Zero Coupon, 6/30/12		2,900	2,240
Northside, TX Independent School District General Obligation Bonds (PSFG)
4.90%, 8/1/21	(h)	1,850	1,906
Norwalk-LA Mirada, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25		8,900	3,528
Ohio State Higher Educational Facility Commission (Denison University) Revenue Bonds (AMBAC)
3.10%, 12/1/34	(h)	2,750	2,750
Ohio State Solid Waste Revenue Bonds
4.25%, 4/1/33	(h)	700	680
Okemos, MI Public School District General Obligation Bonds (MBIA)
Zero Coupon, 5/1/15		900	607
Orange County, FL Health Facilities Authority Revenue Bonds (MBIA)
3.299%, 10/15/26	(h)	1,500	1,500
Ouachita Parish, LA West Ouachita Parish School District Revenue Bonds (MBIA)
4.70%, 9/1/14		1,020	1,057
Pajaro Valley, CA Unified School District Ctfs Partn General Obligation Bonds (FSA)
Zero Coupon, 8/1/27		2,220	787
Pearland, TX Independent School District General Obligation Bonds (PSFG)
4.875%, 2/15/19		1,425	1,476
4.90%, 2/15/20		1,505	1,558
Penn Hills Municipality, PA General Obligation Bonds
Zero Coupon, 6/1/12- 12/1/13		2,115	1,537
Pennsylvania Convention Center Authority Revenue Bonds (FGIC)
6.70%, 9/1/16		500	592
Pennsylvania State Financing Authority School Revenue Bonds, Aliquippa School District
Zero Coupon, 6/1/12		685	519
Pennsylvania State Public School Building Authority, Marple Newtown School District Project Revenue Bonds (MBIA)
4.60%, 3/1/15		1,065	1,101
4.70%, 3/1/16		715	740
Philadelphia, PA Authority For Industrial Development Special Facilities Revenue Bonds, Doubletree Hotel
6.50%, 10/1/27	(h)	320	331
Piedmont, SC Municipal Power Agency Revenue Bonds (AMBAC)
Zero Coupon, 1/1/31- 1/1/32		22,300	6,500
Pittsburgh, PA Stadium Authority Lease Revenue Bonds
6.50%, 4/1/11		150	162
Port Authority, NY & NJ Special Obligation Revenue Bonds
7.00%, 10/1/07		200	200
Rescue Union School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27		2,000	713
Richardson, TX Hotel Occupancy Certificates of Obligation General Obligation Bonds (FGIC)
5.75%, 2/15/17		1,405	1,514
Richland County, SC Revenue Bonds
6.10%, 4/1/23		725	778
Rincon Valley, CA Union School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/32- 8/1/35		9,675	2,488
Rio Grande City, TX Consolidated Independent School District General Obligation Bonds (PSFG)
4.45%, 8/15/20		1,245	1,257
Riverside, CA Electric Revenue Bonds (MBIA)
5.00%, 10/1/11- 10/1/12		3,380	3,660
Robinson Township, PA Municipal Authority Revenue Bonds
6.90%, 5/15/18		100	112
Rockport, IN Pollution Control Revenue Bonds SAVRS
4.90%, 6/1/25	(h)	455	464
Saginaw Valley State University, MI Revenue Bonds SAVRS (MBIA)
3.00%, 7/1/31	(h)	7,500	7,500
Saginaw, MI Hospital Financing Authority Revenue Bonds (MBIA)
5.375%, 7/1/19		1,265	1,340
Sam Rayburn, TX Municipal Power Agency Revenue Bonds
6.00%, 10/1/21		650	690
San Antonio County, TX Parking System Revenue Bonds (AMBAC)
5.50%, 8/15/17		700	747
Sanger, TX Independent School District General Obligation Bonds (PSFG)
Zero Coupon, 2/15/19- 2/15/22		4,265	2,165
Santa Ana, CA Unified School District General Obligation Bonds (FGIC)
Zero Coupon, 8/1/19- 8/1/20		5,475	2,925
Scranton-Lackawanna, PA Health & Welfare Authority Revenue Bonds

6.625%, 7/1/09		60	63
Seattle, WA Refunding & Public Improvement General Obligation Bonds
4.60%, 12/1/21		2,500	2,552
Snohomish County Wash School District N General Obligation Bonds (FGIC)
5.00%, 12/1/16- 12/1/17		8,100	8,766
Southeastern Area Schools, PA Revenue Bonds
Zero Coupon, 10/1/06		590	575
Spring, TX Independent School District General Obligation Bonds (PSFG)
5.00%, 8/15/19		1,760	1,858
Steel Valley, PA School District, Allegheny County General Obligation Bonds
Zero Coupon, 11/1/11- 11/1/17		1,820	1,282
Stroudsburg, PA Area District School General Obligation Bonds (FSA)
4.90%, 4/1/20		1,110	1,155
Texas State Turnpike Authority Revenue Bonds (AMBAC)
Zero Coupon, 8/15/18		5,700	3,249
Thurston & Pierce Counties Community Schools, WA General Obligation Bonds (FSA)
3.95%, 12/1/14		1,735	1,741
Tobacco Securitization Authority of Northern California, Asset Backed Revenue Bonds, Series A-1
4.75%, 6/1/23		6,300	6,234
Tobacco Settlement Authority of Washington, Asset Backed Revenue Bonds
6.50%, 6/1/26		940	1,014
Tobacco Settlement Financing Corp., LA, Asset Backed Revenue Bonds
5.50%, 5/15/30		1,350	1,381
Tobacco Settlement Financing Corp., NJ, Asset Backed Revenue Bonds
4.375%, 6/1/19		755	756
Tobacco Settlement Financing Corp., RI, Asset Backed Revenue Bonds
6.00%, 6/1/23		1,575	1,652
Toledo-Lucas County, OH Port Authority Revenue Bonds
6.45%, 12/15/21	(h)	900	1,036
Tomball, TX Independent School District General Obligation Bonds (PSFG)
4.75%, 2/15/15		1,205	1,256
Union Elementary School District, CA General Obligation Bonds (MBIA)
Zero Coupon, 9/1/27		7,000	2,510
Zero Coupon, 9/1/28		1,000	340
University of Arkansas Revenue Bonds (FSA)
4.90%, 12/1/19		2,315	2,478
University of Massachusetts Building Authority Revenue Bonds (AMBAC)
5.25%, 11/1/11		2,100	2,285
University of North Texas Board of Regents Revenue Bonds (FGIC)
4.875%, 4/15/20		2,250	2,336
University of Southern Indiana, IN Revenue Bonds (AMBAC)
5.00%, 10/1/09		1,095	1,155
Upper Darby Township, PA General Obligation Bonds (AMBAC)
Zero Coupon, 7/15/11		525	425
Utah County, UT Environmental Improvement Revenue Bonds
5.05%, 11/1/17	(h)	170	179
Utah State Water Finance Agency Revenue Bonds (AMBAC)
4.625%, 10/1/20		2,500	2,563
Valparaiso, IN Middle Schools Building Corp. Revenue Bonds (MBIA)
4.50%, 7/15/18		1,370	1,399
4.60%, 7/15/19		1,630	1,669
Vancouver, WA Water & Sewer Revenue Bonds (MBIA)
4.60%, 6/1/13		1,000	1,019
Vermont Educational & Health Buildings Funding Agency SAVRS Revenue Bonds (FGIC)
3.15%, 9/12/13	(h)	3,800	3,800
Victor Elementary School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 2/1/30		2,100	664
Virginia State Peninsula Regional Jail Authority Revenue Bonds (MBIA)
5.00%, 10/1/12- 10/1/13		2,705	2,911
Wake County Industrial Facilities & Pollution Control Financing Authority, NC Revenue Bonds (AMBAC)
3.09%, 5/1/24	(h)	7,500	7,500
Warren, MI Consolidated School District General Obligation Bonds
4.15%, 5/1/14		1,000	1,022
4.25%, 5/1/15		1,440	1,473
Washington State Health Care Facilities (Fred Hutchinson) SAVRS Revenue Bonds (AMBAC)
3.12%, 1/1/33	(h)	5,400	5,400
Washington State Health Care Facilities Authority Revenue Bonds (AMBAC)
5.125%, 11/15/11		1,000	1,052
Washington State Health Care Facilities Authority Revenue Bonds (FSA)
4.70%, 10/1/11		1,075	1,112
Washington State Motor Vehicle Fuel Facilities General Obligation Bonds (AMBAC)
Zero Coupon, 6/1/14- 6/1/16		8,160	5,502
Washington State Recreational Facilities General Obligation Bonds (FGIC)

Zero Coupon, 1/1/17			6,900	4,261
Washoe County, NV General Obligation Bonds (FSA)
Zero Coupon, 7/1/18			4,235	2,412
Wayne State University, MI Revenue Bonds SAVRS (AMBAC)
3.079%, 11/15/32		(h)	1,500	1,500
West Contra Costa Unified School District, CA General Obligation Bonds (FGIC)
Zero Coupon, 8/1/25- 8/1/27			23,200	8,724
West Ottawa Public School District/MI General Obligation Bonds
5.00%, 5/1/21			1,680	1,790
West Virginia University Revenue Bonds (AMBAC)
Zero Coupon, 4/1/22- 4/1/24			2,000	902
William S Hart Union High School District General Obligation Bonds (FSA)
Zero Coupon, 9/1/22			3,000	1,384
William S Hart Union High School District, CA General Obligation Bonds (FSA)
Zero Coupon, 9/1/21- 9/1/28			15,290	6,811
Winnebago County, IL School District General Obligation Bonds (FSA)
Zero Coupon, 1/1/14			3,600	2,579
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Bonds
5.125%, 9/1/26			40	40
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (AMBAC)
5.625%, 2/15/12			1,000	1,100
Ypsilanti, MI School District General Obligation Bonds (FGIC)
4.70%, 5/1/12			1,115	1,152
				483,210
Collateralized Mortgage Obligations- Agency Collateral Series (1.3%)
Countrywide Alternative Loan Trust
Zero Coupon, 2/25/37			16,200	919
0.95%, 11/20/35	$	(h)(e)	24,000	$780
1.11%, 12/20/35		(h)(e)	21,375	1,092
Federal Home Loan Mortgage Corporation
IO PAC
6.00%, 4/15/32			1,878	240
Federal National Mortgage Association
IO
6.50%, 3/15/33			765	163
Federal National Mortgage Association
Inv Fl IO
3.721%, 12/25/29		(h)	103	3
4.621%, 3/25/23		(h)	842	74
Federal National Mortgage Association
IO
6.00%, 5/25/33- 8/25/35		(h)	6,509	1,608
6.50%, 6/1/31- 5/25/33			2,045	433
7.00%, 4/1/32- 4/25/33			958	217
8.00%, 5/1/30- 6/1/30			306	70
Government National Mortgage Association
Inv Fl IO
3.58%, 12/16/25		(h)	545	37
3.63%, 5/16/32		(h)	360	23
4.18%, 4/16/19- 12/16/29		(h)	1,155	99
Harborview Mortgage Loan Trust
IO
0.955%, 5/19/35		(h)	28,403	761
				6,519
Industrials (1.4%)
Abitibi-Consolidated, Inc.		(h)
8.55%, 8/1/10			259	263
8.85%, 8/1/30			905	778
AT&T Corp.
9.75%, 11/15/31			880	1,109
Bowater Canada Finance Corp.
7.95%, 11/15/11			1,525	1,487
Echostar DBS Corp.
6.375%, 10/1/11			580	561
6.625%, 10/1/14			45	43
Hilton Hotels Corp.
7.625%, 12/1/12			290	313
Hyatt Equities LLC
6.875%, 6/15/07		(e)	360	367
Lear Corp.
8.11%, 5/15/09			560	522
Rogers Wireless Communications, Inc.
7.25%, 12/15/12			120	127

Smithfield Foods, Inc.
7.75%, 5/15/13	90	96
8.00%, 10/15/09	380	403
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 5/1/07	100	102
7.875%, 5/1/12	245	271
Tenet Healthcare Corp.
7.375%, 2/1/13	625	580
Xerox Corp.
7.125%, 6/15/10	315	330
7,352
U.S. Treasury Securities (10.2%)
U.S. Treasury Strips IO
4.67%, 2/15/21	7,550	3,748
4.68%, 5/15/22	21,400	10,500
4.69%, 2/15/22	74,500	38,789
53,037
Utilities (0.2%)
PSEG Energy Holdings LLC
7.75%, 4/16/07	645	671
Texas-New Mexico Power Co.
6.25%, 1/15/09	295	303
974
Total Fixed Income Securities (Cost $527,917)	551,092

Shares
Short-Term Investments (2.5%)
Money Market Fund (1.7%)
Dreyfus Basic Municipal Money Market Fund	8,900,547	8,900

Face
Amount
(000)
Repurchase Agreement (0.7%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06
repurchase price $3,400	$	(f)	3,398	3,398
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.42%, 1/12/06	(j)	750	749
Total Short-Term Investments (Cost $13,048)	13,047
Total Investments + (108.5%) (Cost $540,965)	564,139
Liabilities in Excess of Other Assets (-8.5%)	(44,210)
Net Assests (100%)	$519,929

(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in designated base rate. The rates shown are those in effect on December 31, 2005.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PAC	Planned Amortization Class
AMBAC	Ambac Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corporation
PSFG	Permanent School Fund Guaranteed
SAVRS	Semi-Annual Variable Rate Security
XLCA	XL Capital Assurance Inc.
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $540,965,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $23,174,000 of which $25,981,000 related to appreciated securities and $2,807,000 related to depreciated securities.

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
U.S. Treasury
2 yr. Note	236	$48,424	Mar-06	$(23)
U.S. Treasury
10yr. Note	2,129	231,182	Mar-06	1,744
Short:
U.S. Treasury
5 yr. Note	1,308	138,604	Mar-06	(494)
U.S. Treasury
Long Bond	683	77,990	Mar-06	(1,230)
				$(3)

	Face
	Amount	Value
	(000)	(000)
Securities Sold Short- Debt Instruments (-4.5%)
Federal National Mortgage Association, TBA
5.00%, 15/1/34	$24,000	$23,257
(Total Proceeds 23,138)
TBA- To Be Announced

Balanced Portfolio

Portfolio of Investments

First Quarter Report

December 31, 2005 (unaudited)

	Face
	Amount		Value
	(000)		(000)
Fixed Income Securities (31.9%)
Agency Adjustable Rate Mortgages (0.3%)
Government National Mortgage Association,
Adjustable Rate Mortgages:
4.125%, 11/20/25-12/20/27	$177		$179
4.375%, 2/20/25-1/20/28		730	734
			913
Agency Fixed Rate Mortgages (7.8%)
Federal Home Loan Mortgage Corporation,
Conventional Pools:
10.00%, 9/1/17		42	45
10.50%, 8/1/19-12/1/19		98	110
11.00%, 5/1/20-9/1/20		49	54
12.00%, 3/1/15		40	44
Gold Pools:
7.50%, 8/1/20-11/1/32		715	751
8.00%, 2/1/21-8/1/31		519	553
9.50%, 12/1/22		50	55
10.00%, 12/1/19		58	65
January TBA
5.00%, 1/15/21	(i)	825	817
5.50%, 1/15/16	(i)	2,300	2,314
6.00%, 1/15/36	(i)	1,550	1,565
Federal National Mortgage Association,
Conventional Pools:
6.50%, 4/1/32-7/1/32		882	907
7.00%, 3/1/18-12/1/35		7,736	8,075
7.50%, 10/1/29-6/1/32		939	984
8.00%, 2/1/30-5/1/32		687	734
8.50%, 6/1/30-12/1/30		391	423
9.50%, 11/1/20-4/1/30		403	444
10.00%, 1/1/10-1/1/20		52	58
10.50%, 12/1/16-4/1/22		265	292
11.50%, 11/1/19		4	5
12.50%, 9/1/15		21	24
January TBA
5.00%, 1/25/20	(i)	1,275	1,261
7.00%, 1/25/35	(i)	550	574
February TBA
4.50%, 2/16/21		1,700	1,654
5.00%, 2/16/21	(i)	250	247
Government National Mortgage Association,
Various Pools:
9.50%, 10/15/18-11/15/21		129	142
10.00%, 11/15/09-12/15/21		372	416
10.50%, 2/15/20-12/15/20		77	86
11.00%, 1/15/19		82	90
			22,789

Asset Backed Corporates (4.2%)
Aegis Asset Backed Securities Trust
4.48%, 8/25/35	(h)	326	326
4.49%, 10/25/35	(h)	231	231
American Express Credit Account Master Trust
4.48%, 12/15/09	(h)	550	551
Asset Backed Funding Certificates
4.459%, 1/25/35	(h)	146	146
4.57%, 6/25/25	(h)	22	22
Bear Stearns Asset Backed Securities, Inc.
4.50%, 8/25/35	(h)	246	246
4.58%, 9/25/34	(h)	185	185
Capital Auto Receivables Asset Trust
3.35%, 2/15/08		250	247
4.45%, 1/15/08	(h)	300	300
Carrington Mortgage Loan Trust
4.46%, 6/25/35	(h)	203	203
4.50%, 10/25/35	(h)	453	454
4.51%, 2/25/35	(h)	156	156
4.53%, 9/25/35	(h)	346	346
Countrywide Asset-Backed Certificates
4.53%, 5/25/36	(h)	575	575
Equifirst Mortgage Loan Trust
4.44%, 4/25/35	(h)	199	199
First Franklin Mortgage Loan Asset Backed Certificates
4.48%, 7/25/35	(h)	343	343
4.50%, 10/25/35	(h)	456	456
GE Capital Credit Card Master Note Trust
4.41%, 9/15/10	(h)	350	351
GE Dealer Floorplan Master Note Trust
4.42%, 7/20/08	(h)	300	300
GSAMP Trust
4.47%, 4/25/35	(h)	139	139
4.50%, 2/25/35	(h)	59	59
4.55%, 11/25/34	(h)	344	344
Harley-Davidson Motorcycle Trust
2.18%, 1/15/09		174	173
Honda Auto Receivables Owner Trust
2.52%, 2/15/07		90	90
J.P. Morgan Chase Commercial Mortgage Securities Corp.
4.54%, 4/16/19	(e)(h)	164	165
Long Beach Mortgage Loan Trust
4.46%, 4/25/35	(h)	178	178
Mastr Asset Backed Securities Trust
4.47%, 3/25/35	(h)	158	158
MBNA Credit Card Master Note Trust
4.51%, 2/16/10	(h)	500	502
MBNA Master Credit Card Trust USA
7.80%, 10/15/12		900	1,008
Merrill Lynch Mortgage Investors, Inc.
4.48%, 9/25/35	(h)	69	69
4.58%, 6/25/35-8/25/35	(h)	227	227
New Century Home Equity Loan Trust
4.52%, 2/25/35	(h)	8	8
Novastar Home Equity Loan

4.50%, 6/25/35	(h)	412	413
Option One Mortgage Loan Trust
4.68%, 11/25/34	(h)	349	350
Ownit Mortgage Loan Asset Backed Certificates
4.49%, 3/25/36	(h)	171	171
Park Place Securities, Inc.
4.46%, 6/25/35	(h)	231	231
Residential Asset Mortgage Products, Inc.
4.49%, 1/25/35	(h)	145	145
Residential Asset Securities Corp.
4.55%, 7/25/21	(h)	27	27
Saxon Asset Securities Trust
4.47%, 10/25/35	(h)	299	299
4.49%, 5/25/35	(h)	70	70
SLM Student Loan Trust
4.22%, 10/25/12	(h)	361	361
4.24%, 1/25/13	(h)	78	79
Specialty Underwriting & Residential Finance
4.49%, 12/25/35	(h)	156	156
Structured Asset Investment Loan Trust
4.47%, 6/25/35	(h)	213	213
4.48%, 7/25/35	(h)	411	411
Terwin Mortgage Trust
4.50%, 7/25/35	(e)(h)	251	251
4.77%, 11/25/35	(h)	121	122
TXU Electric Delivery Transition Bond Co.
4.81%, 11/17/14		100	99
USAA Auto Owner Trust
2.41%, 2/15/07		5	5
Wachovia Auto Owner Trust
2.40%, 5/21/07		56	56
2.49%, 4/20/07		3	3
World Omni Auto Receivables Trust
2.58%, 7/12/07		62	62
			12,281
Collateralized Mortgage Obligations — Agency Collateral Series (0.2%)
Federal Home Loan Mortgage Corporation
Inv Fl IO
4.18%, 10/15/29		78	2
24.75%, 11/15/07		10	2
Inv Fl IO PAC
5.22%, 3/15/08		63	2
6.18%, 2/15/08		113	4
IO
5.00%, 6/15/17		354	38
6.50%, 3/15/33		213	45
7.50%, 12/1/29		159	38
8.00%, 1/1/28-6/1/31		47	10
Federal National Mortgage Association
Inv Fl IO
3.18%, 2/17/31		573	38
4.23%, 3/18/30		66	2
5.18%, 10/25/07		175	4
IO
5.00%, 2/25/15		395	19

5.50%, 6/25/26		308	10
6.00%, 8/25/32-7/25/33		197	37
6.50%, 6/1/31-6/25/33		421	90
7.00%, 4/25/33		151	34
8.00%, 4/1/24-12/1/31		573	128
9.00%, 11/1/26		62	17
IO PAC
8.00%, 8/18/27		126	26
Government National Mortgage Association
Inv Fl IO
3.63%, 4/16/29		355	20
4.23%, 8/16/29		209	15
			581
Collateralized Mortgage Obligations — Non-Agency Collateral Series (0.0%)
Harborview Mortgage Loan Trust, IO
0.96%, 5/19/35	(h)	4,269	114
Finance (1.7%)
AIG SunAmerica Global Financing VI
6.30%, 5/10/11	(e)	265	282
American General Finance Corp.
4.625%, 5/15/09-9/1/10	(c)	80	79
AXA Financial, Inc.
6.50%, 4/1/08		35	36
CIT Group, Inc.
3.65%, 11/23/07		80	78
Citigroup, Inc.
5.625%, 8/27/12		180	186
6.00%, 2/21/12		110	116
Countrywide Home Loans, Inc.
3.25%, 5/21/08		365	351
EOP Operating LP
4.75%, 3/15/14		20	19
6.763%, 6/15/07		20	20
7.50%, 4/19/29		80	90
Farmers Insurance Exchange
8.625%, 5/1/24	(e)	290	353
General Electric Capital Corp.
4.25%, 12/1/10	(c)	80	78
6.75%, 3/15/32		120	141
Goldman Sachs Group, Inc.
5.25%, 10/15/13		25	25
Hartford Financial Services Group, Inc.
2.375%, 6/1/06		25	25
HSBC Finance Corp.
5.875%, 2/1/09		315	322
JPMorgan Chase & Co.
7.00%, 11/15/09		255	273
M&I Marshall & Ilsley Bank
3.80%, 2/8/08		190	187
Mantis Reef Ltd.
4.692%, 11/14/08	(e)	200	197
Marsh & McClennan Cos., Inc.
5.875%, 8/1/33		200	192
MBNA Corp.
4.721%, 5/5/08	(h)	140	141

6.125%, 3/1/13		105	112
Nationwide Building Society
4.25%, 2/1/10	(e)	155	151
Platinum Underwriters Holdings Ltd.
6.371%, 11/16/07		90	90
7.50%, 6/1/17		100	102
Reckson Operating Partnership LP
5.15%, 1/15/11		75	74
Residential Capital Corp.
6.375%, 6/30/10		230	234
SLM Corp.
4.00%, 1/15/10		120	116
St. Paul Travelers Cos., Inc. (The)
5.01%, 8/16/07		125	125
Two-Rock Pass Through Trust
5.27%, 12/31/49	(e)(h)	100	99
Washington Mutual, Inc.
8.25%, 4/1/10		155	173
World Financial Properties
6.91%, 9/1/13	(e)	290	304
Xlliac Global Funding	(e)
4.80%, 8/10/10		165	163
			4,934
Industrials (2.1%)
Abitibi-Consolidated, Inc.
8.55%, 8/1/10		41	42
8.85%, 8/1/30		235	202
AmerisourceBergen Corp.
5.625%, 9/15/12	(e)	55	55
AT&T Corp.
9.75%, 11/15/31		160	202
Bowater Canada Finance Corp.
7.95%, 11/15/11		225	219
Brascan Corp.
7.125%, 6/15/12		110	120
Burlington Northern and Santa Fe Railway Co.
4.575%, 1/15/21		57	55
Caterpillar Financial Services Corp.
3.625%, 11/15/07		30	29
4.44%, 8/20/07	(h)	150	150
Clorox Co.
4.614%, 12/14/07	(h)	140	140
Comcast Cable Communications
6.75%, 1/30/11		40	42
ConAgra Foods, Inc.
7.00%, 10/1/28		30	33
8.25%, 9/15/30		15	19
Consumers Energy Co.
4.00%, 5/15/10		30	29
4.80%, 2/17/09		80	79
Cooper Industries, Inc.
5.25%, 11/15/12	(e)	65	65
COX Communications, Inc.
4.625%, 1/15/10		90	87
DaimlerChrysler N.A. Holding Corp.

8.50%, 1/18/31		65	79
Deutsche Telekom International Finance BV
8.75%, 6/15/30		115	147
Eastman Kodak Co.
7.25%, 11/15/13		80	77
Echostar DBS Corp.
6.375%, 10/1/11	(c)	145	140
6.625%, 10/1/14		35	34
FBG Finance Ltd.
5.125%, 6/15/15	(e)	115	112
FedEx Corp.
2.65%, 4/1/07		75	73
France Telecom S.A.
8.50%, 3/1/31		110	147
General Motors Acceptance Corp.
6.875%, 9/15/11		210	192
General Motors Corp.
8.375%, 7/15/33	(c)	435	289
Glencore Nickel Property Ltd.
9.00%, 12/1/14	(b)(d)	320	@—
HCA, Inc.
6.30%, 10/1/12		15	15
7.875%, 2/1/11		70	76
9.00%, 12/15/14		105	123
Health Net, Inc.
9.875%, 4/15/11		165	193
Hyatt Equities LLC
6.875%, 6/15/07	(e)	125	128
ICI Wilmington, Inc.
4.375%, 12/1/08		65	63
Interpublic Group of Companies, Inc.
5.40%, 11/15/09		85	78
J.C. Penney Corp., Inc.
7.40%, 4/1/37		90	101
Kerr-McGee Corp.
5.875%, 9/15/06		35	35
Knight Ridder, Inc.
5.75%, 9/1/17		80	68
Kroger Co. (The)
7.50%, 4/1/31		145	162
Lear Corp.
8.11%, 5/15/09	(c)	85	79
Lenfest Communications, Inc.
7.625%, 2/15/08		180	189
LG Electronics, Inc.
5.00%, 6/17/10	(e)	60	59
Ltd. Brands
6.95%, 3/1/33		70	71
Miller Brewing Co.
4.25%, 8/15/08	(e)	110	108
Mohawk Industries, Inc.
7.20%, 4/15/12		65	72
News America Holdings, Inc.
7.75%, 2/1/24		165	187
Norfolk Southern Corp.

7.35%, 5/15/07		75	77
Northrop Grumman Corp.
4.079%, 11/16/06		80	79
Panhandle Eastern Pipe Line Co.
2.75%, 3/15/07		25	24
Pemex Project Funding Master Trust
8.625%, 2/1/22		40	49
9.125%, 10/13/10		95	110
Raytheon Co.
8.30%, 3/1/10		60	67
Safeway, Inc.
7.25%, 2/1/31		45	49
Sappi Papier Holding AG
6.75%, 6/15/12	(e)	70	67
SBC Communications Inc.
6.15%, 9/15/34		70	71
Sealed Air Corp.
5.625%, 7/15/13	(e)	160	159
Sprint Capital Corp.
8.375%, 3/15/12		75	87
8.75%, 3/15/32		15	20
Systems 2001 Asset Trust LLC
6.664%, 9/15/13	(e)	168	179
Telecom Italia Capital S.A.
4.00%, 1/15/10		155	148
Tenet Healthcare Corp.
7.375%, 2/1/13		30	28
Tyco International Group S.A.
5.80%, 8/1/06		20	20
Union Pacific Corp.
6.625%, 2/1/08		45	47
6.65%, 1/15/11		45	48
6.79%, 11/9/07		35	36
WellPoint, Inc.
3.75%, 12/14/07		30	29
6.80%, 8/1/12		50	55
WPP Finance UK Corp.
5.875%, 6/15/14		75	76
			6,190
Mortgages — Other (1.6%)
American Housing Trust
9.125%, 4/25/21		@—	@—
Banc of America Funding Corp.
4.72%, 9/20/35	(h)	345	345
Countrywide Alternative Loan Trust
0.00%, 2/25/37	(h)	2,400	136
0.95%, 12/20/35	(h)	3,175	162
1.109%, 12/20/35	(e)(h)	3,550	115
4.63%, 11/20/35	(e)(h)	373	373
Countrywide Home Loan Mortgage Pass Through Trust
4.68%, 3/25/35	(h)	146	146
Federal National Mortgage Association PAC
8.50%, 9/25/20		21	22
First Federal Savings & Loan Association
8.75%, 6/1/06	(d)	@—	@—

Harborview Mortgage Loan Trust
4.66%, 7/19/45	(h)	235	235
4.75%, 11/19/35	(h)	345	346
Impac CMB Trust
4.63%, 6/25/34	(h)	377	378
Merrill Lynch Mortgage Investors, Inc.
4.56%, 8/25/35	(h)	420	420
Ryland Acceptance Corp. IV
6.65%, 7/1/11		9	9
Thornburg Mortgage Securities Trust
4.53%, 6/25/44	(h)	35	36
Washington Mutual, Inc.
4.62%, 12/25/45	(h)	675	675
4.64%, 10/25/45	(h)	436	436
4.67%, 8/25/45	(h)	284	284
4.70%, 7/25/44	(h)	75	75
4.95%, 11/25/45	(h)	320	320
			4,513
Sovereign (0.2%)
United Mexican States
8.375%, 1/14/11		390	446
U.S. Treasury Securities (13.3%)
U.S. Treasury Bonds
6.125%, 8/15/29	(c)	100	122
6.25%, 5/15/30	(c)	3,250	4,037
6.375%, 8/15/27	(c)	690	855
8.125%, 8/15/19	(c)	2,100	2,850
U.S. Treasury Notes
3.50%, 11/15/06	(c)	1,500	1,489
3.625%, 5/15/13	(c)	4,750	4,532
3.875%, 2/15/13	(c)	2,200	2,133
4.25%, 8/15/13		170	168
U.S. Treasury Strips IO
4.55%, 5/15/16		500	314
4.58%, 2/15/17		750	453
4.64%, 8/15/18		375	210
4.65%, 2/15/19-8/15/19	(c)	9,200	4,960
4.66%, 11/15/19		675	356
4.67%, 2/15/20-2/15/21		11,285	5,760
4.68%, 5/15/21-5/15/22		10,370	5,055
4.69%, 11/15/21-2/15/22	(c)	3,350	1,600
U.S. Treasury Strips
PO
5/15/21-2/15/27	(c)	8,325	3,685
			38,579
Utilities (0.5%)
Arizona Public Service Co.
5.80%, 6/30/14		150	155
CC Funding Trust I
6.90%, 2/16/07		115	117
Cincinnati Gas & Electric Co.
5.70%, 9/15/12		70	72
Consolidated Natural Gas Co.
5.00%, 12/1/14		80	78
6.25%, 11/1/11		70	73

Detroit Edison Co.
6.125%, 10/1/10		15	16
Entergy Gulf States, Inc.
3.60%, 6/1/08		45	43
4.81%, 12/1/09	(h)	75	73
5.207%, 12/8/08	(e)(h)	105	105
Exelon Corp.
6.75%, 5/1/11		65	69
Monongahela Power Co.
5.00%, 10/1/06		60	60
NiSource Finance Corp.
4.95%, 11/23/09	(h)	85	85
Pacific Gas & Electric Co.
6.05%, 3/1/34		50	52
PSEG Energy Holdings LLC
7.75%, 4/16/07		55	57
8.625%, 2/15/08		65	68
Ras Laffan Liquefied Natural Gas Co., Ltd.
8.294%, 3/15/14	(e)	145	168
Sempra Energy
4.621%, 5/17/07		75	75
Texas Eastern Transmission LP
7.00%, 7/15/32		70	82
TXU Corp.
6.375%, 6/15/06		45	46
Wisconsin Electric Power Co.
3.50%, 12/1/07		30	29
			1,523
Total Fixed Income Securities (Cost $93,604)			92,863

		Shares
Common Stocks (59.8%)
Aerospace & Defense (1.4%)
Boeing Co.		11,750	825
General Dynamics Corp.		2,400	274
Honeywell International, Inc.		12,800	477
Lockheed Martin Corp.		5,550	353
Northrop Grumman Corp.		11,720	705
Raytheon Co.		16,480	662
Rockwell Collins, Inc.		1,400	65
United Technologies Corp.		14,800	827
			4,188
Air Freight & Logistics (0.5%)
Expeditors International Washington, Inc.		7,800	526
FedEx Corp.		2,250	233
United Parcel Service, Inc.		8,700	654
			1,413
Airlines (0.0%)
Southwest Airlines Co.		7,150	117
Automobiles (0.4%)
Ford Motor Co.		100	1
Harley-Davidson, Inc.		16,400	844
Honda Motor Co., Ltd. ADR		12,220	354
			1,199

Beverages (1.1%)
Anheuser-Busch Cos., Inc.		7,838	337
Brown-Forman Corp., Class B		900	62
Coca-Cola Co. (The)		36,670	1,478
Coca-Cola Enterprises, Inc.		3,903	75
Diageo plc ADR		5,180	302
Pepsi Bottling Group, Inc.		2,140	61
PepsiCo., Inc.		16,325	965
			3,280
Biotechnology (1.1%)
Amgen, Inc.	(a)	14,760	1,164
Applera Corp. - Applied Biosystems Group		7,940	211
Biogen Idec, Inc.	(a)	4,036	183
Chiron Corp.	(a)	11,450	509
Genentech, Inc.	(a)	7,900	731
Genzyme Corp.	(a)	1,800	127
Gilead Sciences, Inc.	(a)	3,300	174
Medimmune, Inc.	(a)	1,470	51
			3,150
Building Products (0.2%)
American Standard Cos., Inc.		3,850	154
Masco Corp.		10,150	306
			460
Capital Markets (4.0%)
Ameriprise Financial, Inc.		1,860	76
Bank of New York Co., Inc. (The)		3,190	102
Bear Stearns Cos., Inc. (The)		1,500	173
Charles Schwab Corp. (The)		49,221	722
Franklin Resources, Inc.		4,980	468
Goldman Sachs Group, Inc.		6,420	820
Lehman Brothers Holdings, Inc.		3,237	415
Mellon Financial Corp.		1,440	49
Merrill Lynch & Co., Inc.		23,040	1,560
Northern Trust Corp.		570	30
State Street Corp.		10,150	563
Streettracks Gold Trust		130,400	6,726
			11,704
Chemicals (0.6%)
Bayer AG ADR		29,990	1,252
Dow Chemical Co. (The)		8,590	376
Lanxess AG	(a)	2,992	96
			1,724
Commercial Banks (1.3%)
AmSouth Bancorp.		2,680	70
Bank of America Corp.		28,804	1,329
BB&T Corp.		950	40
Comerica, Inc.		4,440	252
Fifth Third Bancorp.		2,310	87
KeyCorp.		440	15
Marshall & Ilsley Corp.		1,370	59
National City Corp.		2,320	78
PNC Financial Services Group, Inc.		9,600	594
Regions Financial Corp.		3,474	119
SunTrust Banks, Inc.		910	66
Synovus Financial Corp.		2,120	57

U.S. Bancorp		12,890	385
Wachovia Corp.		6,969	368
Wells Fargo & Co.		5,970	375
			3,894
Commercial Services & Supplies (0.9%)
ACCO Brands Corp.	(a)	376	9
Apollo Group, Inc., Class A	(a)	13,200	798
Corporate Executive Board Co.		8,500	763
Iron Mountain, Inc.	(a)	12,217	516
Monster Worldwide, Inc.	(a)	15,900	649
			2,735
Communications Equipment (1.4%)
Avaya, Inc.	(a)	4,456	48
Cisco Systems, Inc.	(a)	74,774	1,280
Comverse Technology, Inc.	(a)	2,000	53
Corning, Inc.	(a)	33,225	653
JDS Uniphase Corp.	(a)	14,166	34
Lucent Technologies, Inc.	(a)	45,436	121
Motorola, Inc.		41,212	931
QLogic Corp.	(a)	1,057	34
Qualcomm, Inc.		18,124	781
Scientific-Atlanta, Inc.		1,889	81
Tellabs, Inc.	(a)	4,600	50
			4,066
Computers & Peripherals (2.2%)
Apple Computer, Inc.	(a)	16,940	1,218
Dell, Inc.	(a)	58,044	1,741
EMC Corp.	(a)	26,950	367
Hewlett-Packard Co.		46,874	1,342
International Business Machines Corp.		18,615	1,530
Lexmark International, Inc., Class A	(a)	1,115	50
Network Appliance, Inc.	(a)	3,629	98
Sun Microsystems, Inc.	(a)	45,134	189
			6,535
Consumer Finance (0.4%)
American Express Co.		9,300	479
Capital One Financial Corp.		1,973	170
MBNA Corp.		15,584	423
SLM Corp.		300	17
			1,089
Diversified Financial Services (2.6%)
Brookfield Asset Management, Inc.		19,600	986
C.H. Robinson Worldwide, Inc.		13,720	508
Chicago Mercantile Exchange Holdings, Inc.		2,010	738
Citigroup, Inc.		53,755	2,609
JPMorgan Chase & Co.		51,696	2,052
Moody’s Corp.		11,717	720
			7,613
Diversified Telecommunication Services (0.7%)
France Telecom S.A. ADR		17,960	446
Sprint Nextel Corp.		39,656	926
Verizon Communications, Inc.		23,670	713
			2,085
Electric Utilities (1.0%)
American Electric Power Co., Inc.		11,340	421

Cinergy Corp.		1,500	64
Consolidated Edison, Inc.		1,500	69
Duke Energy Corp.		6,700	184
Edison International		2,200	96
Entergy Corp.		8,140	559
Exelon Corp.		5,200	276
FirstEnergy Corp.		8,090	396
FPL Group, Inc.		3,700	154
PPL Corp.		3,000	88
Progress Energy, Inc.		1,500	66
Southern Co. (The)		6,000	207
TXU Corp.		4,400	221
			2,801
Electrical Equipment (0.2%)
American Power Conversion Corp.		2,050	45
Cooper Industries Ltd., Class A		650	47
Emerson Electric Co.		5,950	445
Rockwell Automation, Inc.		1,200	71
			608
Electronic Equipment & Instruments (0.2%)
Agilent Technologies, Inc.	(a)	5,818	194
Jabil Circuit, Inc.	(a)	3,052	113
Molex, Inc.		1,850	48
Sanmina-SCI Corp.	(a)	5,348	23
Solectron Corp.	(a)	11,349	41
			419
Energy Equipment & Services (0.8%)
Baker Hughes, Inc.		3,860	235
BJ Services Co.		3,180	117
Halliburton Co.		4,884	303
Nabors Industries Ltd.	(a)	1,550	117
Schlumberger Ltd.		14,230	1,382
Transocean, Inc.	(a)	3,190	222
			2,376
Food & Staples Retailing (1.3%)
Albertson’s, Inc.		1,753	37
Costco Wholesale Corp.		31,901	1,578
CVS Corp.		3,740	99
Kroger Co. (The)	(a)	12,358	233
Safeway, Inc.		1,902	45
Sysco Corp.		2,990	93
Wal-Mart Stores, Inc.		30,714	1,437
Walgreen Co.		4,689	208
			3,730
Food Products (0.9%)
Archer-Daniels-Midland Co.		6,102	150
Cadbury Schweppes plc ADR		10,150	389
Campbell Soup Co.		3,620	108
ConAgra Foods, Inc.		5,111	104
General Mills, Inc.		3,567	176
Heinz (H.J.) Co.		3,659	123
Hershey Co. (The)		2,628	145
Kellogg Co.		3,693	160
Sara Lee Corp.		7,678	145
Unilever N.V. (NY Shares)		13,630	936

W.M. Wrigley Jr. Co.		1,737	115
			2,551
Gas Utilities (0.0%)
Sempra Energy		1,500	67
Health Care Equipment & Supplies (1.8%)
Alcon, Inc.		3,875	502
Bard (C.R.), Inc.		2,000	132
Bausch & Lomb, Inc.		6,200	421
Baxter International, Inc.		8,350	314
Becton Dickinson & Co.		3,570	215
Biomet, Inc.		3,390	124
Boston Scientific Corp.	(a)	15,160	371
Dade Behring Holdings, Inc.		11,500	470
Guidant Corp.		4,450	288
Hospira, Inc.	(a)	977	42
Medtronic, Inc.		17,120	986
Millipore Corp.	(a)	300	20
St. Jude Medical, Inc.	(a)	16,520	829
Stryker Corp.		5,920	263
Thermo Electron Corp.	(a)	1,562	47
Waters Corp.	(a)	640	24
Zimmer Holdings, Inc.	(a)	3,480	235
			5,283
Health Care Providers & Services (2.1%)
Aetna, Inc.		4,420	417
AmerisourceBergen Corp.		3,580	148
Cardinal Health, Inc.		6,060	417
CIGNA Corp.		7,780	869
Express Scripts, Inc.	(a)	2,300	193
HCA, Inc.		6,800	344
Health Management Associates, Inc., Class A		3,700	81
Humana, Inc.	(a)	2,300	125
IMS Health, Inc.		3,900	97
Manor Care, Inc.		900	36
McKesson Corp.		4,110	212
Medco Health Solutions, Inc.	(a)	3,517	196
Quest Diagnostics, Inc.		2,800	144
Tenet Healthcare Corp.	(a)	5,300	41
UnitedHealth Group, Inc.		36,680	2,279
WellPoint, Inc.	(a)	7,900	630
			6,229
Hotels Restaurants & Leisure (1.0%)
Carnival Corp.		25,400	1,358
Harrah’s Entertainment, Inc.		1,750	125
Marriott International, Inc., Class A		2,500	168
McDonald’s Corp.		17,830	601
Starbucks Corp.	(a)	7,500	225
Starwood Hotels & Resorts Worldwide, Inc.		2,600	166
Yum! Brands, Inc.		3,200	150
			2,793
Household Durables (0.4%)
Black & Decker Corp.		600	52
Centex Corp.		1,000	71
Fortune Brands, Inc.		1,100	86
KB Home		700	51

Leggett & Platt, Inc.		1,500	34
Newell Rubbermaid, Inc.		2,000	47
Pulte Homes, Inc.		16,250	640
Stanley Works (The)		100	5
Whirlpool Corp.		700	59
			1,045
Household Products (1.3%)
Clorox Co.		2,717	155
Colgate Palmolive Co.		6,692	367
Kimberly-Clark Corp.		6,200	370
Procter & Gamble Co.		49,780	2,881
			3,773
Industrial Conglomerates (3.1%)
3M Co.		10,200	791
General Electric Co.		171,310	6,004
Siemens AG		7,600	650
Textron, Inc.		1,650	127
Tyco International Ltd.		45,600	1,316
			8,888
Insurance (3.1%)
ACE Ltd.		2,990	160
Aegon N.V. (NY Shares)		10,320	168
Aflac, Inc.		4,460	207
Allstate Corp. (The)		6,240	337
AMBAC Financial Group, Inc.		650	50
American International Group, Inc.		20,130	1,374
AON Corp.		1,500	54
Berkshire Hathaway, Inc., Class B	(a)	448	1,315
Chubb Corp.		7,410	724
Cincinnati Financial Corp.		525	23
Hartford Financial Services Group, Inc.		8,110	697
Jefferson-Pilot Corp.		400	23
Lincoln National Corp.		2,400	127
Loews Corp.		1,120	106
Manulife Financial Corp.		700	41
Marsh & McLennan Cos., Inc.		36,660	1,164
MBIA, Inc.		1,860	112
Metlife, Inc.		6,490	318
MGIC Investment Corp.		1,225	81
Principal Financial Group		3,170	150
Progressive Corp. (The)		2,060	241
Prudential Financial, Inc.		4,300	315
St. Paul Travelers Cos., Inc. (The)		20,736	926
XL Capital Ltd., Class A		4,810	324
			9,037
Internet & Catalog Retail (0.9%)
Amazon.com, Inc.	(a)	19,300	910
eBay, Inc.	(a)	40,550	1,754
			2,664
Internet Software & Services (1.1%)
Google, Inc., Class A	(a)	4,400	1,826
Yahoo!, Inc.	(a)	37,678	1,476
			3,302
IT Services (0.4%)
Affiliated Computer Services, Inc., Class A	(a)	500	30

Automatic Data Processing, Inc.		2,461	113
BMC Software, Inc.	(a)	2,077	42
Computer Sciences Corp.	(a)	1,419	72
Electronic Data Systems Corp.		2,109	51
First Data Corp.		3,717	160
Fiserv, Inc.	(a)	942	41
Paychex, Inc.		14,772	563
Sabre Holdings Corp., Class A		431	10
Unisys Corp.	(a)	1,643	9
			1,091
Leisure Equipment & Products (0.1%)
Brunswick Corp.		800	33
Eastman Kodak Co.		2,200	51
Mattel, Inc.		3,200	51
			135
Machinery (1.0%)
Caterpillar, Inc.		10,600	612
Danaher Corp.		4,100	229
Deere & Co.		3,150	215
Dover Corp.		3,950	160
Eaton Corp.		2,400	161
Illinois Tool Works, Inc.		4,800	422
Ingersoll-Rand Co., Ltd., Class A		13,810	557
ITT Industries, Inc.		1,250	129
Paccar, Inc.		2,825	196
Parker Hannifin Corp.		1,900	125
			2,806
Media (2.1%)
CCE Spinco, Inc.		3,555	47
Clear Channel Communications, Inc.		28,440	895
Comcast Corp., Class A	(a)	10,800	280
Gannett Co., Inc.		1,500	91
Getty Images, Inc.	(a)	8,104	724
International Game Technology		27,400	843
Interpublic Group of Cos., Inc.	(a)	2,450	24
Knight Ridder, Inc.		50	3
McGraw-Hill Cos., Inc. (The)		2,100	108
New York Times Co., Class A		1,050	28
Omnicom Group, Inc.		950	81
Time Warner, Inc.		76,323	1,331
Tribune Co.		1,600	48
Univision Communications, Inc., Class A	(a)	1,500	44
Viacom, Inc., Class B	(a)	22,940	748
Walt Disney Co.		34,430	825
			6,120
Metals & Mining (0.2%)
Newmont Mining Corp.		12,383	661
Multi-Utilities & Unregulated Power (0.4%)
Ameren Corp.		1,500	77
Constellation Energy Group, Inc.		1,500	86
Dominion Resources, Inc./VA		2,200	170
DTE Energy Co.		1,500	65
KeySpan Corp.		1,500	54
PG&E Corp.		3,700	137
Public Service Enterprise Group, Inc.		1,500	97

Questar Corp.		6,400	485
Williams Cos., Inc.		5,000	116
			1,287
Multiline Retail (0.5%)
Family Dollar Stores, Inc.		50	1
Federated Department Stores, Inc.		50	3
Kohl’s Corp.	(a)	7,030	342
Sears Holdings Corp.	(a)	9,700	1,121
			1,467
Office Electronics (0.0%)
Xerox Corp.	(a)	8,454	124
Oil & Gas (5.4%)
Amerada Hess Corp.		870	110
Anadarko Petroleum Corp.		2,470	234
Apache Corp.		3,386	232
BP plc ADR		9,000	578
Burlington Resources, Inc.		4,100	353
Chevron Corp.		23,557	1,337
ConocoPhillips		23,626	1,375
Devon Energy Corp.		4,700	294
EOG Resources, Inc.		2,100	154
Exxon Mobil Corp.		66,881	3,757
Kerr-McGee Corp.		1,030	94
Kinder Morgan, Inc.		1,100	101
LUKOIL		12,400	738
Marathon Oil Corp.		3,520	215
Monsanto Co.		19,970	1,548
OAO Gazprom		11,587	846
Occidental Petroleum Corp.		3,734	298
Royal Dutch Shell plc ADR		10,240	630
Southwestern Energy Co.	(a)	13,800	496
Ultra Petroleum Corp.	(a)	29,220	1,630
Valero Energy Corp.		9,240	477
XTO Energy, Inc.		2,300	101
			15,598
Personal Products (0.1%)
Avon Products, Inc.		9,200	263
Pharmaceuticals (4.1%)
Abbott Laboratories		16,476	650
Accelr8 Technology Corp.	(a)	233	1
Allergan, Inc.		1,260	136
Bristol-Myers Squibb Co.		62,481	1,436
Eli Lilly & Co.		23,180	1,312
Forest Laboratories, Inc.	(a)	3,310	135
GlaxoSmithKline plc ADR		7,220	364
Johnson & Johnson		28,860	1,734
King Pharmaceuticals, Inc.	(a)	930	16
Merck & Co., Inc.		19,500	620
Pfizer, Inc.		67,981	1,585
Roche Holding AG ADR		13,600	1,018
Sanofi-Aventis ADR		10,660	468
Schering-Plough Corp.		63,100	1,316
Wyeth		27,057	1,246
			12,037

Real Estate (0.4%)
Equity Office Properties Trust REIT		18,110	549
Equity Residential REIT		14,100	552
			1,101
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.		2,700	191
CSX Corp.		2,450	125
Norfolk Southern Corp.		2,950	132
Union Pacific Corp.		1,950	157
			605
Semiconductors & Semiconductor Equipment (2.1%)
Advanced Micro Devices, Inc.	(a)	5,022	154
Altera Corp.	(a)	5,529	102
Analog Devices, Inc.		4,292	154
Applied Materials, Inc.		20,263	363
Broadcom Corp., Class A	(a)	4,020	190
Freescale Semiconductor, Inc., Class B	(a)	3,969	100
Intel Corp.		95,210	2,376
KLA-Tencor Corp.		2,610	129
Linear Technology Corp.		3,358	121
LSI Logic Corp.	(a)	460	4
Marvell Technology Group Ltd.	(a)	9,820	551
Maxim Integrated Products, Inc.		4,014	145
Micron Technology, Inc.	(a)	41,406	551
National Semiconductor Corp.		5,106	133
Novellus Systems, Inc.	(a)	2,228	54
Nvidia Corp.	(a)	2,400	88
Teradyne, Inc.	(a)	1,455	21
Texas Instruments, Inc.		20,278	650
Xilinx, Inc.		4,060	102
			5,988
Software (1.2%)
Adobe Systems, Inc.		2,176	80
Autodesk, Inc.		324	14
Citrix Systems, Inc.	(a)	441	13
Computer Associates International, Inc.		2,475	70
Electronic Arts, Inc.	(a)	17,692	926
Intuit, Inc.	(a)	821	44
Mercury Interactive Corp.	(a)	620	17
Microsoft Corp.		46,925	1,227
NCR Corp.	(a)	1,008	34
Novell, Inc.	(a)	1,600	14
Oracle Corp.	(a)	22,301	272
Siebel Systems, Inc.		1,639	17
Symantec Corp.	(a)	49,010	858
			3,586
Specialty Retail (0.4%)
AutoZone, Inc.	(a)	50	5
Home Depot, Inc.		24,400	988
Lowe’s Cos., Inc.		50	3
Office Depot, Inc.	(a)	4,910	154
RadioShack Corp.		50	1
Sherwin-Williams Co. (The)		50	2
Staples, Inc.		75	2
Tiffany & Co.		50	2
			1,157

Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	(a)	2,900	97
Jones Apparel Group, Inc.		1,200	37
Liz Claiborne, Inc.		1,100	39
Nike, Inc., Class B		1,900	165
VF Corp.		1,000	55
			393
Thrifts & Mortgage Finance (0.8%)
Countrywide Financial Corp.		18,080	618
Fannie Mae		3,700	181
Freddie Mac		18,680	1,221
Golden West Financial Corp.		1,240	82
Washington Mutual, Inc.		4,610	200
			2,302
Tobacco (1.1%)
Altria Group, Inc.		38,803	2,899
Reynolds American, Inc.		1,100	105
UST, Inc.		1,412	58
			3,062
Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.		650	46
Utilities (0.0%)
AES Corp. (The)	(a)	5,200	82
Wireless Telecommunication Services (1.2%)
America Movil S.A. de C.V., Series L ADR		52,300	1,530
Crown Castle International Corp.	(a)	19,386	522
Mobile Telesystems OJSC		18,100	634
Vimpel-Communications		16,600	734
			3,420
Total Common Stocks (Cost $138,379)			174,149
Mutual Funds (7.2%)
iShares MSCI Emerging Markets Index Fund		67,000	5,913
iShares MSCI Hong Kong Index Fund		162,000	2,044
iShares MSCI Japan Index Fund		308,200	4,167
Ishares MSCI Mexico Index Fund		82,500	2,946
iShares S&P 500/BARRA Growth Index Fund		102,100	6,054
Total Mutual Funds (Cost $18,584)			21,124
Preferred Stock (0.0%)
Home Ownership Funding Corp.
13.331% (Cost $151)	(e)	500	138

		Face
		Amount
		(000)
Short-Term Investments (9.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (4.5%)
Abbey National Treasury Services,
4.14%, 1/13/06	(h)	311	311
Alliance & Leister plc, 4.33%, 1/30/07	(h)	420	420
Bank of America, 4.31%, 11/7/06	(h)	92	92
Bank of New York Co., Inc.,
4.33%, 1/30/07	(h)	210	210
Bear Stearns, 4.38%, 6/15/06	(h)	420	420
Calyon NY, 4.40%, 2/27/06	(h)	168	168
Cancara Asset Securitisation Ltd.,

4.26%, 1/17/06		625	625
CC USA, Inc., 4.33%, 4/18/06	(h)	210	210
CIC NY, 4.34%, 2/13/06	(h)	630	630
Ciesco LLC, 4.25%, 1/17/06		208	208
Dekabank Deutsche Girozentrale,
4.17%, 5/19/06	(h)	428	428
Deutsche Bank Securities, Inc.,
4.27%, 1/3/06		3,837	3,837
Goldman Sachs Group, Inc.,
4.38%, 1/30/07	(h)	210	210
HSBC USA, NY, 4.12%, 2/6/06		210	210
K2 (USA) LLC,
4.33%, 4/25/06	(h)	210	210
4.34%, 2/15/06	(h)	185	185
4.35%, 2/15/06	(h)	84	84
Links Finance LLC,
4.29%, 10/6/06	(h)	168	168
4.33%, 4/18/06	(h)	210	210
4.36%, 2/27/06	(h)	252	252
Manufacturers & Traders, 4.37%, 12/29/06	(h)	126	126
Merck & Co., 4.37%, 2/23/06		217	217
Nationwide Building Society,
4.58%, 1/2/07	(h)	487	487
Proctor & Gamble, 4.46%, 1/30/07	(h)	172	172
Rabobank USA Financial Corp.,
4.13%, 1/3/06		629	629
San Paolo IMI Bank, 4.33%, 2/23/06		378	378
Sigma Finance, Inc., 4.34%, 3/22/06	(h)	420	420
SLM Corp., 4.37%, 1/30/07	(h)	420	420
Tango Finance Corp., 4.33%, 3/22/06	(h)	352	352
Wachovia Bank N.A., 4.30%, 10/2/06	(h)	504	504
Wells Fargo Bank San Francisco N.A.,
4.30%, 12/1/06	(h)	294	294
			13,087
Investment Company held as Collateral on Loaned Securities (2.8%)
JPMorgan Securities Lending Collateral
Investment Fund		8,264	8,264
Discount Notes (0.4%)
Federal Home Loan Mortgage Corporation
4.021%, 1/24/06		1,000	997
Repurchase Agreement (2.0%)
J.P. Morgan Securities, Inc., 4.05%,
dated 12/30/05, due 1/3/06,
repurchase price $5,921	(f)	5,918	5,918
U.S. Treasury Securities (0.1%)
U.S. Treasury Bills
3.41%, 1/12/06	(j)	100	100
Total Short-Term Investments (Cost $28,366)			28,366
Total Investments+ (108.7%) (Cost $279,084) —
Including $20,927 of Securities Loaned			316,640
Liabilities in Excess of Other Assets (-8.7%)			(25,248)
Net Assets (100%)			$291,392

(a)	Non-income producing security.
(b)	Security is in default.
(c)	All or a portion of security on loan at December 31, 2005.
(d)	Security was valued at fair value — At December 31, 2005, the Portfolio held fair valued securities, each valued at less than $500, representing less than 0.05% of net assets.
(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $1,000,707,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this Portfolio of Investments as follows: Federal Farm Credit Bank: 2.00% to 7.35%, due 1/11/06 to 10/25/33; Federal Home Loan Mortgage Corp.: 1.88% to 7.22%, due 2/9/06 to 7/15/32; Federal National Mortgage Association: 2.50% to 7.25%, due 2/15/06 to 11/15/30, which had a total value of $1,020,741,791. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on December 31, 2005.
(i)	Security is subject to delayed delivery.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
Inv Fl	Inverse Floating Rate — Interest rate fluctuates with an inverse relationship to an associated interest rate.
Indicated rate is the effective rate at December 31, 2005.
IO	Interest Only
PAC	Planned Amortization Class
PO	Principal Only
REIT	Real Estate Investment Trust
TBA	To be announced
+

At December 31, 2005, the U.S. Federal income tax cost basis of investments was approximately $279,084,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $37,556,000 of which $42,371,000 related to appreciated securities and $4,815,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
							Appreciation
Currency to Deliver		Value	Settlement	In Exchange For		Value	(Depreciation)
(000)		(000)	Date	(000)		(000)	(000)
USD	8,152	$8,152	4/18/06	CNY	64,896	$8,160	$8
USD	3,523	3,523	4/18/06	CNY	28,077	3,531	8
USD	10,168	10,168	4/18/06	CNY	80,282	10,158	(10)
		$21,843				$21,849	$6

CNY — China Renminbi

USD — United States Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of	Value	Expiration	(Depreciation)
	Contracts	(000)	Date	(000)
Long:
Australian Dollar
10yr Bond	43	$23,016	Mar-06	$63
British Pound
Long Gilt	16	3,151	Mar-06	30
CME S&P 500 EMINI	3	941	Mar-06	(9)
FTSE/JSE TOP 40	175	4,585	Mar-06	95
U.S. Treasury
2yr. Note	2	410	Mar-06	1
U.S. Treasury
10yr. Note	44	4,814	Mar-06	34
TOPIX Index
(Japan)	17	2,370	Mar-06	57
MSCI SING Index
(Singapore)	20	668	Jan-06	(1)
U.S. Treasury
Long Bond	85	9,706	Mar-06	162
Short:
Hang Seng Index	8	765	Jan-06	20
S&P 500 Emini Index	29	1,819	Mar-06	(1)
Russell Mini Index	45	3,052	Mar-06	75
U.S. Treasury
2yr. Note	32	6,566	Mar-06	(4)
U.S. Treasury
5yr. Note	29	3,084	Mar-06	(13)
				$509

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and executive director officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Fund Trust
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	February 9, 2006

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	February 9, 2006